UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549p. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund VI

Book 1

First Trust NASDAQ Technology Dividend Index Fund (TDIV)

Multi-Asset Diversified Income Index Fund (MDIV)

First Trust S&P International Dividend Aristocrats ETF (FID)

First Trust BuyWrite Income ETF (FTHI)

First Trust Hedged BuyWrite Income ETF (FTLB)

First Trust Rising Dividend Achievers ETF (RDVY)

First Trust Dorsey Wright Focus 5 ETF (FV)

First Trust RBA American Industrial Renaissance® ETF (AIRR)

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)

First Trust Dorsey Wright International Focus 5 ETF (IFV)

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

Semi-Annual Report
For the Six Months Ended
March 31, 2021

First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2021

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
March 31, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended March 31, 2021.
A year ago my message to shareholders was largely fixated on the growing spread of the coronavirus (“COVID-19”) pandemic and what government leaders at the federal and state levels were doing, and contemplating, to help mitigate the potential fallout from shutting down such a huge chunk of the U.S. economy. Six months ago, I was able to share some specifics, such as fast-tracking the development of one or more vaccines to treat the virus. I disclosed the plan from the Federal Reserve (the “Fed”) to keep short-term interest rates artificially low for a multi-year period, if necessary, to bring down the nation’s unemployment rate and help nudge inflation above the Fed’s 2.0% target. That level of guidance and commitment has rarely, if ever, been offered up by the Fed, in our opinion. At that time, the Fed’s aggressive response sent a message to investors that this challenge, like the 2008-2009 financial crisis, was a serious one that called for extraordinary measures. While we are still early on in 2021, it does appear that the Fed’s monetary policy and the trillions of dollars of fiscal stimulus from the federal government are having a positive influence on the U.S. economy and the equities markets.
The global growth forecast from the International Monetary Fund (“IMF”), released in the first week of April 2021, sees real gross domestic product growth rising by 6.0% worldwide in 2021, a strong rebound from its -3.3% projection for 2020. The IMF is calling for a 6.4% growth rate for the U.S. in 2021, up from its -3.5% estimate for 2020. If achieved, the 6.4% growth rate would be the highest for a calendar year since 1984, according to data from the Bureau of Economic Analysis. As has been the case for many years, Emerging Market and Developing Economies are expected to grow faster than advanced economies in 2021, albeit not by much. Their 2021 growth rate estimate is 6.7%, up from its -2.2% estimate for 2020.
For anyone looking for some confirmation that the U.S. economy is back on solid footing, look no further than the latest releases on the ISM Manufacturing Index and CEO confidence levels. The ISM Manufacturing Index jumped from a reading of 60.8 in February 2021 to 64.7 in March 2021, the highest mark since 1983, according to the Institute for Supply Management. A reading above 50 indicates that manufacturing is expanding and vice versa. The Conference Board reported that its first quarter survey of 2021, which tracks CEO confidence levels, hit its highest reading since the first quarter of 2004, when the measure stood at 74. The measure currently stands at 73. A reading above 50 points reflects more positive than negative responses. Eighty-two percent of those CEOs polled expect economic conditions to improve over the next six months, up from 63% in the prior survey.
With respect to the performance of the stock market, the S&P 500® Index (the “Index”) posted a total return of 56.35% for the 12-month period ended March 31, 2021, according to Bloomberg. It was up 19.07% for the six-month period ended March 31, 2021, and up 6.17% in the first quarter of 2021. For comparative purposes, from 1926 through 2020, the Index posted an average annual total return of 10.28%, according to Morningstar/Ibbotson Associates. I doubt that anyone was forecasting such outsized returns over the past year, which is why I embrace a buy and hold approach to investing and encourage all of you to stay the course.
Investors funneled record amounts of capital into exchange-traded funds (“ETFs”) and related exchange-traded products (“ETPs”), particularly equity funds, in the first quarter of 2021. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. stood at an all-time high of $5.91 trillion as of March 31, 2021, according to its own release. In March, net inflows to ETFs/ETPs listed in the U.S. totaled a record high $98.26 billion, pushing year-to-date net inflows to a record high $252.24 billion. Equity and fixed-income funds have garnered the most capital so far this year. Equity ETFs/ETPs took in a net $184.53 billion in the first quarter, up from $28.03 billion in the first quarter of 2020. Fixed-income ETFs/ETPs took in a net $32.09 billion in the first quarter, up from $10.78 billion a year ago.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2021
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
On February 17, 2021, data provided by the Institute of International Finance indicated that the coronavirus (“COVID-19”) pandemic had driven global debt higher by $24 trillion, according to Reuters. Considering that the virus is still not contained around the world by any stretch, we anticipate the potential need for additional capital to be raised to help prop up struggling economies. The $24 trillion capital increase pushed the value of total global debt outstanding to a record $281 trillion. As a result, worldwide debt-to-gross domestic product stood above 355% in mid-February 2021. While opinions may vary, on a country level, the World Bank believes that a ratio above 77% for an extended period can negatively impact economic growth. For now, the extended debt levels do not seem to be a major hurdle for investors, but that could change in the future, if not addressed, in our opinion.
The climate of artificially low interest rates and slowly rising bond yields continues to help fuel demand for equities. While quite a bit of attention is being garnered by the spike in the yield on the benchmark 10-Year Treasury Note (“T-Note”), the Federal Reserve (the “Fed”) is not fazed by it. The yield on the 10-Year T-Note rose by 82 basis points to 1.74% in the first quarter of 2021, according to Bloomberg. Its all-time closing low was 0.51% on August 4, 2020. At 1.74%, the yield on the 10-Year T-Note is too low to compete with the historical return on stocks, in our opinion. On March 24, 2021, Fed Chairman Jerome Powell commented that he is not concerned about the rise in bond yields because he believes it reflects growing optimism about the economy’s prospects, according to The Wall Street Journal. Powell believes that COVID-19 is still the biggest risk for the U.S. economy.
Data from Refinitiv indicates that global mergers and acquisitions (“M&A”) deal value (announcements) totaled $1.3 trillion in the first quarter of 2021, up 94% from the first quarter of 2020, according to Axios. That is an all-time high for the first quarter of a calendar year and the second-most for any quarter on record. The U.S. accounted for 50% of that total. Cross-border M&A hit an all-time first quarter high of $458 billion in 2021. Strong M&A activity reflects growing confidence in the current global economic recovery.
Global Equities Markets
The S&P 500®, S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 19.07%, 41.13% and 55.26%, respectively, over the past six months. All 11 sectors that comprise the S&P 500® Index were up on a total return basis for the same period. The top-performing sector was Energy, up 67.17%, while the worst result by far came from the Consumer Staples sector, up 7.57%. With respect to foreign equities, the MSCI World ex USA and MSCI Emerging Markets Indices posted total returns of 20.53% (USD) and 22.43% (USD), respectively, according to Bloomberg for the same period. Over the same period, the U.S. dollar declined by 0.70% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The drop in the relative value of the dollar had little influence on the performance of the two foreign stock indices, in our opinion.
There are other signs that investors have a growing appetite for equities in the current climate. Data from Renaissance Capital shows that a total of 101 equity initial public offerings (market caps above $50 million) have been priced in the U.S. this year (through April 1, 2021), up 288.5% from the same period in 2020, according to its own release. The 101 companies raised a combined $39.2 billion, up 463.9% from the same period a year ago.
Over the past 12 months, investors favored sector funds over core equity funds and passive funds over active funds. Investors liquidated an estimated net $156.61 billion from U.S. Equity mutual funds and exchange-traded funds (“ETFs”) for the 12-month period ended March 31, 2021, compared to estimated net inflows totaling $125.70 billion for Sector Equity mutual funds and ETFs, according to Morningstar. International Equity mutual funds and ETFs endured estimated net outflows totaling $16.33 billion over the same period. Investors continue to favor passive over active funds. Passive U.S. Equity funds and ETFs reported estimated net inflows totaling $43.87 billion in the period, compared to estimated net outflows totaling $200.48 billion for Active U.S. Equity mutual funds and ETFs. Passive Sector Equity mutual funds and ETFs reported estimated net inflows totaling $107.82 billion in the same period, compared to estimated net inflows totaling $17.88 billion for Active Sector Equity mutual funds and ETFs. Passive International Equity mutual funds and ETFs reported estimated net inflows totaling $54.64 billion for the same period, compared to estimated net outflows totaling $70.97 billion for Active International Equity mutual funds and ETFs.

Fund Performance Overview (Unaudited)
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
The First Trust NASDAQ Technology Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ Technology Dividend IndexSM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “TDIV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.
The Index includes up to 100 technology and telecommunications companies that pay a regular or common dividend. To be selected for the Index, a company must be classified as a technology or telecommunications company under the Industry Classification Benchmark and have a minimum market capitalization of $500 million. The Index may include U.S.-listed securities of non-U.S. companies, including companies located in emerging market countries.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/21	1 Year Ended 3/31/21	5 Years Ended 3/31/21	Inception (8/13/12) to 3/31/21	5 Years Ended 3/31/21	Inception (8/13/12) to 3/31/21
Fund Performance
NAV	24.34%	55.53%	17.70%	15.11%	125.92%	236.81%
Market Price	24.47%	55.58%	17.75%	15.11%	126.34%	236.90%
Index Performance
NASDAQ Technology Dividend IndexSM	24.77%	56.67%	18.48%	15.86%	133.43%	256.37%
S&P 500® Index	19.07%	56.35%	16.29%	15.13%	112.71%	237.22%
S&P 500® Information Technology Index	14.02%	66.61%	27.64%	21.80%	238.74%	448.66%
(See Notes to Fund Performance Overview on page 27.)

Nasdaq® and NASDAQ Technology Dividend IndexSM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ Technology Dividend Index Fund (TDIV) (Continued)
Sector Allocation	% of Total Investments
Information Technology	75.7%
Communication Services	21.4
Industrials	2.4
Health Care	0.5
Consumer Discretionary	0.0% *
Total	100.0%

*	Amount is less than 0.05%.
Top Ten Holdings	% of Total Investments
Cisco Systems, Inc.	8.6%
International Business Machines Corp.	8.4
Microsoft Corp.	7.6
Apple, Inc.	7.5
Broadcom, Inc.	7.3
Texas Instruments, Inc.	4.1
Oracle Corp.	4.1
Intel Corp.	3.9
QUALCOMM, Inc.	3.6
Shaw Communications, Inc., Class B	2.8
Total	57.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Multi-Asset Diversified Income Index Fund (MDIV)
The Multi-Asset Diversified Income Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the NASDAQ US Multi-Asset Diversified Income IndexSM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “MDIV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and/or depositary receipts, real estate investment trusts (“REITs”), preferred securities, master limited partnerships (“MLPs”) and exchange-traded fund (“ETF”) that comprise the Index. The Index allocates 20% of its weight to the equity securities segment, 20% of its weight to the REIT segment, 20% of its weight to the preferred securities segment, 20% of its weight to the MLP segment and 20% of its weight to the high yield corporate bond segment. The ETF in which the Fund invests may be advised by First Trust Advisors L.P.
The Index is designed to provide exposure to five asset segments, each selected to result in a consistent and high yield for the Index. The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/21	1 Year Ended 3/31/21	5 Years Ended 3/31/21	Inception (8/13/12) to 3/31/21	5 Years Ended 3/31/21	Inception (8/13/12) to 3/31/21
Fund Performance
NAV	23.08%	46.39%	3.40%	3.63%	18.18%	36.06%
Market Price	23.18%	46.65%	3.41%	3.63%	18.25%	36.07%
Index Performance
NASDAQ US Multi-Asset Diversified Income IndexSM	23.50%	47.63%	4.01%	4.29%	21.73%	43.73%
S&P 500® Index	19.07%	56.35%	16.29%	15.13%	112.71%	237.22%
Dow Jones U.S. Select DividendTM Index*	42.55%	61.70%	11.18%	12.55%	69.90%	177.49%
(See Notes to Fund Performance Overview on page 27.)

*	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.
Nasdaq® and NASDAQ US Multi-Asset Diversified Income IndexSM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
Multi-Asset Diversified Income Index Fund (MDIV) (Continued)
Sector Allocation	% of Total Investments
Financials	22.2%
Energy	19.4
Other*	19.2
Real Estate	16.2
Utilities	8.1
Consumer Staples	7.6
Industrials	2.3
Health Care	2.1
Information Technology	1.8
Communication Services	0.8
Materials	0.3
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.
Top Ten Holdings	% of Total Investments
First Trust Tactical High Yield ETF	19.2%
Starwood Property Trust, Inc.	1.7
Annaly Capital Management, Inc.	1.6
National Health Investors, Inc.	1.5
Industrial Logistics Properties Trust	1.4
PBF Logistics, L.P.	1.4
USA Compression Partners, L.P.	1.3
Energy Transfer, L.P.	1.3
Phillips 66 Partners, L.P.	1.2
National Retail Properties, Inc.	1.1
Total	31.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P International Dividend Aristocrats ETF (FID)
The First Trust S&P International Dividend Aristocrats ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the S&P International Dividend Aristocrats Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FID.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Index measures the performance of high dividend yielding companies that have followed a managed-dividends policy of increasing or maintaining dividends for at least ten consecutive years.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/21	1 Year Ended 3/31/21	5 Years Ended 3/31/21	Inception (8/22/13) to 3/31/21	5 Years Ended 3/31/21	Inception (8/22/13) to 3/31/21
Fund Performance
NAV	25.61%	40.98%	5.26%	3.02%	29.22%	25.39%
Market Price	26.36%	42.26%	5.52%	3.12%	30.84%	26.33%
Index Performance
S&P International Dividend Aristocrats Index(1)	27.02%	42.77%	N/A	N/A	N/A	N/A
Dow Jones EPAC Select DividendTM Index(2)	28.64%	46.40%	7.29%	4.24%	42.18%	37.19%
MSCI World ex USA Index	20.53%	45.86%	8.92%	5.88%	53.32%	54.46%
(See Notes to Fund Performance Overview on page 27.)

(1)	On August 30, 2018, the Fund’s underlying index changed from the NASDAQ International Multi-Asset Diversified Income IndexSM to the S&P International Dividend Aristocrats Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to August 30, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of April 30, 2018, it was not in existence for all of the periods disclosed. The old index was terminated on November 23, 2018, so performance data does not exist for these time periods.
(2)	The Dow Jones EPAC Select DividendTM Index measures the performance of a selected group of companies, from non-U.S. developed markets (Europe, Pacific Asia, and Canada), that have provided relatively high dividend yields on a consistent basis over time.
S&P International Dividend Aristocrats Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P International Dividend Aristocrats ETF (FID) (Continued)
Sector Allocation	% of Total Investments
Financials	25.5%
Utilities	20.5
Real Estate	12.6
Communication Services	10.1
Consumer Staples	9.8
Consumer Discretionary	6.2
Energy	5.4
Industrials	3.7
Health Care	2.6
Materials	2.3
Information Technology	1.3
Total	100.0%

Country Allocation	% of Total Investments
Canada	27.0%
Japan	16.9
Hong Kong	14.8
United Kingdom	11.1
Switzerland	4.1
Finland	3.9
France	3.5
South Korea	2.7
Spain	2.5
United Arab Emirates	1.8
Bermuda	1.7
Australia	1.5
Mexico	1.4
Belgium	1.4
South Africa	1.3
Cayman Islands	1.2
Sweden	1.1
Singapore	1.1
Germany	1.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Enagas S.A.	2.5%
SmartCentres Real Estate Investment Trust	2.0
Power Assets Holdings Ltd.	2.0
Japan Tobacco, Inc.	2.0
Pembina Pipeline Corp.	1.9
Keyera Corp.	1.9
Shaw Communications, Inc., Class B	1.8
Henderson Land Development Co., Ltd.	1.7
CK Infrastructure Holdings Ltd.	1.7
China Overseas Land & Investment Ltd.	1.7
Total	19.2%

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P International Dividend Aristocrats ETF (FID) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust BuyWrite Income ETF (FTHI)
The First Trust BuyWrite Income ETF (the “Fund”) is an actively managed exchange-traded fund. The Fund’s primary investment objective is to provide current income. The Fund’s secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests primarily in equity securities listed on U.S. exchanges. The Fund also employs an “option strategy” in which it will write U.S. exchange-traded covered call options on the S&P 500® Index (the “Index”) to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. The equity securities held by the Fund are selected using a mathematical optimization process which attempts to favor higher dividend paying common stocks for the Fund’s portfolio. The shares of the Fund are listed and trade on the Nasdaq Stock Market LLC under the ticker symbol “FTHI.”
Portfolio management decisions are made under the direction of the following Portfolio Managers:
John Gambla, CFA, FRM, PRM, Senior Portfolio Manager
Rob A. Guttschow, CFA, Senior Portfolio Manager
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/21	1 Year Ended 3/31/21	5 Years Ended 3/31/21	Inception (1/6/14) to 3/31/21	5 Years Ended 3/31/21	Inception (1/6/14) to 3/31/21
Fund Performance
NAV	12.92%	27.54%	5.77%	5.41%	32.36%	46.39%
Market Price	12.56%	28.05%	5.78%	5.42%	32.43%	46.47%
Index Performance
CBOE S&P 500 BuyWrite Monthly Index*	13.71%	32.20%	6.67%	6.01%	38.08%	52.45%
S&P 500® Index	19.07%	56.35%	16.29%	13.60%	112.71%	151.37%
(See Notes to Fund Performance Overview on page 27.)

*	The CBOE S&P 500 BuyWrite Monthly Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index.

Fund Performance Overview (Unaudited) (Continued)
First Trust BuyWrite Income ETF (FTHI) (Continued)
Sector Allocation	% of Total Investments
Financials	17.7%
Health Care	17.0
Information Technology	17.0
Consumer Discretionary	11.2
Communication Services	9.8
Materials	8.9
Energy	6.6
Industrials	5.7
Consumer Staples	4.2
Real Estate	1.9
Total	100.0%

Fund Allocation	% of Net Assets
Common Stocks	94.7%
Real Estate Investment Trusts	3.4
Master Limited Partnerships	0.2
Call Options Written	(2.4)
Net Other Assets and Liabilities	4.1
Total	100.0%
Top Ten Holdings	% of Total Investments
Apple, Inc.	4.1%
Microsoft Corp.	3.7
Cardinal Health, Inc.	2.7
Arrow Electronics, Inc.	2.7
Campbell Soup Co.	2.6
Berry Global Group, Inc.	2.5
Bank of New York Mellon (The) Corp.	2.5
Amazon.com, Inc.	2.4
MGM Resorts International	2.4
Lumen Technologies, Inc.	2.4
Total	28.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Hedged BuyWrite Income ETF (FTLB)
The First Trust Hedged BuyWrite Income ETF (the “Fund”) is an actively managed exchange-traded fund. The Fund’s investment objective is to provide current income. Under normal market conditions, the Fund invests primarily in equity securities listed on U.S. exchanges. The Fund also employs an “option strategy” in which it writes U.S. exchange-traded covered call options on the S&P 500® Index (the “Index”) to seek additional cash flow in the form of premiums on the options. The premiums may be distributed to shareholders on a monthly basis or used to purchase U.S. exchange-traded put options on the Index that seek to provide the Fund with downside protection and which are expected to reduce the Fund’s price sensitivity to declining markets. The equity securities held by the Fund are selected using a mathematical optimization process which attempts to favor higher dividend paying common stocks for the Fund’s portfolio. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTLB.”
Portfolio Management Team
Portfolio management decisions are made under the direction of the following Portfolio Managers:
John Gambla, CFA, FRM, PRM, Senior Portfolio Manager
Rob A. Guttschow, CFA, Senior Portfolio Manager
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/21	1 Year Ended 3/31/21	5 Years Ended 3/31/21	Inception (1/6/14) to 3/31/21	5 Years Ended 3/31/21	Inception (1/6/14) to 3/31/21
Fund Performance
NAV	10.06%	11.54%	4.23%	3.85%	23.05%	31.45%
Market Price	10.06%	10.63%	4.23%	3.86%	23.01%	31.48%
Index Performance
CBOE S&P 500 95-110 Collar Index*	11.84%	28.80%	14.24%	10.36%	94.58%	104.02%
S&P 500® Index	19.07%	56.35%	16.29%	13.60%	112.71%	151.37%
(See Notes to Fund Performance Overview on page 27.)

*	The CBOE S&P 500 95-110 Collar Index is designed to protect an investment in S&P 500® stocks against market declines. The passive collar strategy reflected by the index entails: holding the stocks in the S&P 500® Index; buying three-month S&P 500® put options to protect this S&P 500® portfolio from market decreases; and selling one-month S&P 500® call options to help finance the cost of the put options.

Fund Performance Overview (Unaudited) (Continued)
First Trust Hedged BuyWrite Income ETF (FTLB) (Continued)
Sector Allocation	% of Total Investments
Financials	17.7%
Health Care	17.0
Information Technology	16.9
Consumer Discretionary	11.2
Communication Services	9.8
Materials	8.9
Energy	6.7
Industrials	5.8
Consumer Staples	4.1
Real Estate	1.9
Total	100.0%

Fund Allocation	% of Net Assets
Common Stocks	95.2%
Real Estate Investment Trusts	3.4
Put Options Purchased	1.4
Master Limited Partnerships	0.2
Call Options Written	(3.0)
Net Other Assets and Liabilities	2.8
Total	100.0%
Top Ten Holdings	% of Total Investments
Apple, Inc.	4.1%
Microsoft Corp.	3.7
Cardinal Health, Inc.	2.7
Arrow Electronics, Inc.	2.7
Campbell Soup Co.	2.6
Berry Global Group, Inc.	2.5
Bank of New York Mellon (The) Corp.	2.5
MGM Resorts International	2.4
Amazon.com, Inc.	2.4
Lumen Technologies, Inc.	2.3
Total	27.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Rising Dividend Achievers ETF (RDVY)
The First Trust Rising Dividend Achievers ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called NASDAQ US Rising Dividend Achievers Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index includes 50 U.S. exchange-traded equity securities, including securities issued by non-U.S. companies that trade on U.S. securities exchanges in the form of depositary receipts. The Index is designed to provide access to a diversified portfolio of small, mid and large capitalization companies with a history of raising their dividends while exhibiting the characteristics to continue to do so in the future by including companies with strong cash balances, low debt and increasing earnings. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RDVY.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/21	1 Year Ended 3/31/21	5 Years Ended 3/31/21	Inception (1/6/14) to 3/31/21	5 Years Ended 3/31/21	Inception (1/6/14) to 3/31/21
Fund Performance
NAV	40.21%	80.32%	18.84%	14.13%	137.07%	160.05%
Market Price	40.27%	80.33%	18.87%	14.14%	137.29%	160.15%
Index Performance
NASDAQ US Rising Dividend Achievers Index	40.70%	81.60%	19.50%	14.75%	143.72%	170.40%
Dow Jones U.S. Select DividendTM Index*	42.55%	61.70%	11.18%	11.15%	69.90%	114.78%
(See Notes to Fund Performance Overview on page 27.)

*	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.
Nasdaq® and NASDAQ US Rising Dividend Achievers Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Rising Dividend Achievers ETF (RDVY) (Continued)
Sector Allocation	% of Total Investments
Information Technology	37.1%
Financials	31.2
Consumer Discretionary	10.0
Materials	6.0
Industrials	6.0
Health Care	4.0
Communication Services	3.7
Consumer Staples	2.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Applied Materials, Inc.	2.3%
Lam Research Corp.	2.2
PulteGroup, Inc.	2.1
Texas Instruments, Inc.	2.1
DR Horton, Inc.	2.1
Cisco Systems, Inc.	2.1
Oracle Corp.	2.1
HP, Inc.	2.1
Skyworks Solutions, Inc.	2.1
Accenture PLC, Class A	2.1
Total	21.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Focus 5 ETF (FV)
The First Trust Dorsey Wright Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Focus Five Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates, LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of each of the First Trust sector-based ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust sector-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe and that satisfy certain trading volume and liquidity requirements. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FV.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/21	1 Year Ended 3/31/21	5 Years Ended 3/31/21	Inception (3/5/14) to 3/31/21	5 Years Ended 3/31/21	Inception (3/5/14) to 3/31/21
Fund Performance
NAV	30.88%	72.18%	16.16%	12.44%	111.52%	129.09%
Market Price	30.67%	72.31%	16.16%	12.43%	111.52%	128.99%
Index Performance
Dorsey Wright Focus Five Index	31.11%	72.83%	16.48%	12.82%	114.43%	134.65%
S&P 500® Index	19.07%	56.35%	16.29%	13.46%	112.71%	144.17%
(See Notes to Fund Performance Overview on page 27.)

Nasdaq® and Dorsey Wright Focus Five Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Focus 5 ETF (FV) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust RBA American Industrial Renaissance® ETF (AIRR)
The First Trust RBA American Industrial Renaissance® ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Richard Bernstein Advisors American Industrial Renaissance® Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Index is designed to measure the performance of small-cap and mid-cap U.S. companies in the industrial and community banking sectors. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “AIRR.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/21	1 Year Ended 3/31/21	5 Years Ended 3/31/21	Inception (3/10/14) to 3/31/21	5 Years Ended 3/31/21	Inception (3/10/14) to 3/31/21
Fund Performance
NAV	57.74%	102.15%	18.43%	10.83%	133.00%	106.62%
Market Price	57.89%	102.76%	18.46%	10.85%	133.23%	106.83%
Index Performance
Richard Bernstein Advisors American Industrial Renaissance® Index	58.31%	103.80%	19.28%	11.67%	141.45%	117.98%
S&P 500® Index	19.07%	56.35%	16.29%	13.45%	112.71%	143.65%
S&P 500® Industrials Index	28.88%	69.61%	13.72%	11.27%	90.20%	112.48%
Russell 2500® Index	41.33%	89.40%	15.93%	11.17%	109.41%	111.14%
(See Notes to Fund Performance Overview on page 27.)

Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined, composed and calculated by RBA without regard to First Trust or the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust RBA American Industrial Renaissance® ETF (AIRR) (Continued)
Sector Allocation	% of Total Investments
Industrials	89.4%
Financials	10.6
Total	100.0%
Top Ten Holdings	% of Total Investments
Comfort Systems USA, Inc.	3.6%
Generac Holdings, Inc.	3.5
APi Group Corp.	3.3
Atkore International Group, Inc.	3.2
Quanta Services, Inc.	3.2
MYR Group, Inc.	3.2
Astec Industries, Inc.	3.1
EMCOR Group, Inc.	3.1
MasTec, Inc.	3.1
Hubbell, Inc.	3.0
Total	32.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
The First Trust Dorsey Wright Momentum & Dividend ETF seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus Dividend Yield Index (the “Index”). Under normal conditions, the Fund invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “DDIV.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/21	1 Year Ended 3/31/21	5 Years Ended 3/31/21	Inception (3/10/14) to 3/31/21	5 Years Ended 3/31/21	Inception (3/10/14) to 3/31/21
Fund Performance
NAV	40.21%	67.42%	9.07%	8.38%	54.37%	76.46%
Market Price	40.33%	67.67%	9.12%	8.39%	54.72%	76.55%
Index Performance
Dorsey Wright Momentum Plus Dividend Yield Index(1)	40.87%	68.96%	N/A	N/A	N/A	N/A
Dow Jones U.S. Select DividendTM Index(2)	42.55%	61.70%	11.18%	11.01%	69.90%	109.05%
S&P 500® Index	19.07%	56.35%	16.29%	13.45%	112.71%	143.65%
(See Notes to Fund Performance Overview on page 27.)

(1)	On September 6, 2018, the Fund’s underlying index changed from the Richard Bernstein Advisors Quality Income Index to the Dorsey Wright Momentum Plus Dividend Yield Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to September 6, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of July 2, 2018, it was not in existence for all of the periods disclosed.
(2)	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.
Nasdaq® and Dorsey Wright Momentum Plus Dividend Yield Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV) (Continued)
Sector Allocation	% of Total Investments
Financials	43.2%
Real Estate	20.2
Industrials	8.7
Energy	8.4
Information Technology	6.6
Consumer Discretionary	5.5
Consumer Staples	2.7
Communication Services	2.0
Materials	1.5
Utilities	1.2
Total	100.0%
Top Ten Holdings	% of Total Investments
Starwood Property Trust, Inc.	6.1%
ONEOK, Inc.	5.5
Simon Property Group, Inc.	5.3
VICI Properties, Inc.	3.5
Seagate Technology PLC	3.3
Santander Consumer USA Holdings, Inc.	3.0
Comerica, Inc.	3.0
STORE Capital Corp.	2.9
Invesco, Ltd.	2.8
First Horizon Corp.	2.7
Total	38.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright International Focus 5 ETF (IFV)
The First Trust Dorsey Wright International Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright International Focus Five Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates, LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of certain First Trust international ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust country/region-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “IFV.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/21	1 Year Ended 3/31/21	5 Years Ended 3/31/21	Inception (7/22/14) to 3/31/21	5 Years Ended 3/31/21	Inception (7/22/14) to 3/31/21
Fund Performance
NAV	22.43%	68.77%	7.95%	3.66%	46.61%	27.23%
Market Price	22.66%	68.67%	7.97%	3.68%	46.75%	27.35%
Index Performance
Dorsey Wright International Focus Five Index	22.65%	69.33%	8.98%	4.12%	53.75%	31.05%
MSCI ACWI ex USA Index	21.10%	49.41%	9.76%	4.70%	59.29%	35.95%
(See Notes to Fund Performance Overview on page 27.)

Nasdaq® and Dorsey Wright International Focus Five Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright International Focus 5 ETF (IFV) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
The First Trust Dorsey Wright Dynamic Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Dynamic Focus Five Index (the “Index”). The Fund normally invests at least 80% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index, including the First Trust Enhanced Short Maturity ETF (“FTSM”), an ultra-short duration exchange-traded fund. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates, LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of each of the First Trust sector and industry-based ETFs relative to one another. The Cash Index is also evaluated and its inclusion and weight in the Index are adjusted based upon its rank relative to the selection universe of sector and industry-based ETFs chosen by the Index. The Index is designed to provide targeted exposure to the five First Trust sector and industry-based ETFs that the Index Provider determines offer the greatest potential to outperform the other First Trust sector and industry-based ETFs and that satisfy certain trading volume and liquidity requirements. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FVC.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/21	1 Year Ended 3/31/21	5 Years Ended 3/31/21	Inception (3/17/16) to 3/31/21	5 Years Ended 3/31/21	Inception (3/17/16) to 3/31/21
Fund Performance
NAV	30.91%	52.37%	11.79%	11.89%	74.55%	76.12%
Market Price	30.88%	52.60%	11.77%	11.88%	74.42%	76.07%
Index Performance
Dorsey Wright Dynamic Focus Five Index	31.11%	53.01%	12.11%	12.22%	77.07%	78.74%
S&P 500® Index	19.07%	56.35%	16.29%	16.39%	112.71%	114.81%
(See Notes to Fund Performance Overview on page 27.)

Nasdaq® and Dorsey Wright Dynamic Focus Five Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2021 (Unaudited)
As a shareholder of First Trust NASDAQ Technology Dividend Index Fund, Multi-Asset Diversified Income Index Fund, First Trust S&P International Dividend Aristocrats ETF, First Trust BuyWrite Income ETF, First Trust Hedged BuyWrite Income ETF, First Trust Rising Dividend Achievers ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust RBA American Industrial Renaissance® ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust Dorsey Wright International Focus 5 ETF, or First Trust Dorsey Wright Dynamic Focus 5 ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Actual	$1,000.00	$1,243.40	0.50%	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52
Multi-Asset Diversified Income Index Fund (MDIV) (b)
Actual	$1,000.00	$1,230.80	0.48%	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
First Trust S&P International Dividend Aristocrats ETF (FID)
Actual	$1,000.00	$1,256.10	0.60%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust BuyWrite Income ETF (FTHI)
Actual	$1,000.00	$1,129.20	0.85%	$4.51
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28
First Trust Hedged BuyWrite Income ETF (FTLB)
Actual	$1,000.00	$1,100.60	0.85%	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28
First Trust Rising Dividend Achievers ETF (RDVY)
Actual	$1,000.00	$1,402.10	0.50%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses (Continued)
March 31, 2021 (Unaudited)
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period
First Trust Dorsey Wright Focus 5 ETF (FV) (b)
Actual	$1,000.00	$1,308.80	0.30%	$1.73
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51
First Trust RBA American Industrial Renaissance® ETF (AIRR)
Actual	$1,000.00	$1,577.40	0.70%	$4.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	0.70%	$3.53
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Actual	$1,000.00	$1,402.10	0.60%	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Dorsey Wright International Focus 5 ETF (IFV) (b)
Actual	$1,000.00	$1,224.30	0.30%	$1.66
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC) (b)
Actual	$1,000.00	$1,309.10	0.30%	$1.73
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (October 1, 2020 through March 31, 2021), multiplied by 182/365 (to reflect the six-month period).
(b)	Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 1.4%
102,091	L3Harris Technologies, Inc.	$20,691,804
	Commercial Services & Supplies – 0.1%
106,240	Pitney Bowes, Inc.	875,418
	Communications Equipment – 10.2%
26,864	ADTRAN, Inc.	448,091
8,023	AudioCodes Ltd.	216,461
2,476,562	Cisco Systems, Inc.	128,063,021
9,676	Comtech Telecommunications Corp.	240,352
102,329	Gilat Satellite Networks Ltd.	1,070,361
293,174	Juniper Networks, Inc.	7,426,097
65,858	Motorola Solutions, Inc.	12,384,597
124,447	Telefonaktiebolaget LM Ericsson, ADR	1,641,456
		151,490,436
	Diversified Telecommunication Services – 11.1%
996,085	AT&T, Inc.	30,151,493
78,053	ATN International, Inc.	3,833,963
649,692	BCE, Inc.	29,327,097
282,102	Chunghwa Telecom Co., Ltd., ADR	11,041,472
56,922	Cogent Communications Holdings, Inc.	3,913,957
2,260,443	Lumen Technologies, Inc.	30,176,914
1,386,269	TELUS Corp.	27,628,341
502,366	Verizon Communications, Inc.	29,212,583
		165,285,820
	Electronic Equipment, Instruments & Components – 0.6%
35,977	CDW Corp.	5,963,188
80,139	National Instruments Corp.	3,460,802
		9,423,990
	Health Care Providers & Services – 0.1%
35,706	Premier, Inc., Class A	1,208,648
	Health Care Technology – 0.4%
87,527	Cerner Corp.	6,291,441
	Industrial Conglomerates – 0.4%
15,172	Roper Technologies, Inc.	6,119,474
	Interactive Media & Services – 0.1%
10,960	Autohome, Inc., ADR	1,022,239
Shares	Description	Value

	Interactive Media & Services (Continued)
10,143	JOYY, Inc., ADR	$950,704
		1,972,943
	Internet & Direct Marketing Retail – 0.1%
7,264	Shutterstock, Inc.	646,787
	IT Services – 10.0%
58,898	Amdocs Ltd.	4,131,695
165,200	Cognizant Technology Solutions Corp., Class A	12,905,424
17,284	CSG Systems International, Inc.	775,879
320,961	Infosys Ltd., ADR	6,008,390
934,359	International Business Machines Corp.	124,512,680
28,327	Switch, Inc., Class A	460,597
		148,794,665
	Media – 2.8%
1,595,682	Shaw Communications, Inc., Class B	41,838,782
	Professional Services – 0.5%
56,719	Leidos Holdings, Inc.	5,460,906
26,009	Science Applications International Corp.	2,174,092
		7,634,998
	Semiconductors & Semiconductor Equipment – 27.1%
152,633	Analog Devices, Inc.	23,670,326
175,606	Applied Materials, Inc.	23,460,961
234,707	Broadcom, Inc.	108,824,248
9,281	Brooks Automation, Inc.	757,794
7,827	CMC Materials, Inc.	1,383,735
914,144	Intel Corp.	58,505,216
45,044	KLA Corp.	14,882,537
16,183	Kulicke & Soffa Industries, Inc.	794,747
32,095	Lam Research Corp.	19,104,228
67,462	Microchip Technology, Inc.	10,471,452
6,260	Monolithic Power Systems, Inc.	2,211,095
59,172	NXP Semiconductors N.V.	11,913,690
7,420	Power Integrations, Inc.	604,582
407,971	QUALCOMM, Inc.	54,092,875
21,104	Silicon Motion Technology Corp., ADR	1,253,366
45,322	Skyworks Solutions, Inc.	8,315,680
322,526	Texas Instruments, Inc.	60,954,189
46,080	United Microelectronics Corp., ADR	419,789
		401,620,510
	Software – 14.7%
20,070	Absolute Software Corp.	278,371

See Notes to Financial Statements

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
17,421	American Software, Inc., Class A	$360,615
37,877	CDK Global, Inc.	2,047,631
33,503	Citrix Systems, Inc.	4,702,481
9,905	Ebix, Inc.	317,257
17,706	InterDigital, Inc.	1,123,446
40,873	Intuit, Inc.	15,656,811
478,197	Microsoft Corp.	112,744,507
387,684	NortonLifeLock, Inc.	8,242,162
115,291	Open Text Corp.	5,500,533
861,288	Oracle Corp.	60,436,579
18,104	Progress Software Corp.	797,662
18,511	SAP SE, ADR	2,272,966
53,569	SS&C Technologies Holdings, Inc.	3,742,866
		218,223,887
	Technology Hardware, Storage & Peripherals – 13.0%
916,406	Apple, Inc.	111,938,993
1,114,909	Hewlett Packard Enterprise Co.	17,548,668
808,114	HP, Inc.	25,657,619
35,479	Logitech International S.A.	3,707,555
178,114	NetApp, Inc.	12,943,544
220,137	Seagate Technology PLC	16,895,515
202,681	Xerox Holdings Corp.	4,919,068
		193,610,962
	Wireless Telecommunication Services – 7.3%
344,662	PLDT, Inc., ADR	9,016,358
642,332	Rogers Communications, Inc., Class B	29,611,505
134,537	Shenandoah Telecommunications Co.	6,566,751
1,430,544	Telephone & Data Systems, Inc.	32,845,290
1,617,045	Vodafone Group PLC, ADR	29,802,140
		107,842,044
	Total Investments – 99.9%	1,483,572,609
	(Cost $1,066,985,532) (a)
	Net Other Assets and Liabilities – 0.1%	1,870,520
	Net Assets – 100.0%	$1,485,443,129

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $428,027,107 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,440,030. The net unrealized appreciation was $416,587,077.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,483,572,609	$ 1,483,572,609	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 21.9%
	Aerospace & Defense – 0.7%
8,408	General Dynamics Corp.	$1,526,556
4,225	Lockheed Martin Corp.	1,561,138
		3,087,694
	Beverages – 0.3%
10,446	PepsiCo, Inc.	1,477,587
	Biotechnology – 0.9%
20,085	AbbVie, Inc.	2,173,599
30,941	Gilead Sciences, Inc.	1,999,717
		4,173,316
	Capital Markets – 0.7%
33,834	Bank of New York Mellon (The) Corp.	1,600,010
58,083	Virtu Financial, Inc., Class A	1,803,477
		3,403,487
	Communications Equipment – 0.4%
32,984	Cisco Systems, Inc.	1,705,603
	Containers & Packaging – 0.3%
22,845	Sonoco Products Co.	1,446,088
	Diversified Telecommunication Services – 0.5%
37,606	Verizon Communications, Inc.	2,186,789
	Electric Utilities – 4.7%
31,471	Alliant Energy Corp.	1,704,469
21,486	American Electric Power Co., Inc.	1,819,864
21,755	Duke Energy Corp.	2,100,010
37,573	Edison International	2,201,778
43,699	Exelon Corp.	1,911,394
52,328	Hawaiian Electric Industries, Inc.	2,324,933
16,366	IDACORP, Inc.	1,636,109
37,124	NRG Energy, Inc.	1,400,689
81,038	OGE Energy Corp.	2,622,390
28,080	Pinnacle West Capital Corp.	2,284,308
34,824	Southern (The) Co.	2,164,660
		22,170,604
	Food & Staples Retailing – 0.4%
35,194	Walgreens Boots Alliance, Inc.	1,932,151
	Food Products – 3.0%
18,286	Bunge Ltd.	1,449,531
29,735	Campbell Soup Co.	1,494,779
72,483	Flowers Foods, Inc.	1,725,095
28,672	General Mills, Inc.	1,758,167
17,096	Ingredion, Inc.	1,537,272
12,511	JM Smucker (The) Co.	1,583,017
30,712	Kellogg Co.	1,944,070
60,134	Kraft Heinz (The) Co.	2,405,360
		13,897,291
	Gas Utilities – 0.9%
44,330	National Fuel Gas Co.	2,216,057

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
28,381	Spire, Inc.	$2,097,072
		4,313,129
	Health Care Providers & Services – 0.4%
32,091	Cardinal Health, Inc.	1,949,528
	Household Products – 0.3%
11,568	Kimberly-Clark Corp.	1,608,530
	Industrial Conglomerates – 0.4%
8,761	3M Co.	1,688,069
	Insurance – 1.0%
37,333	Mercury General Corp.	2,270,220
28,402	Safety Insurance Group, Inc.	2,392,868
		4,663,088
	IT Services – 1.0%
21,056	International Business Machines Corp.	2,805,923
79,744	Western Union (The) Co.	1,966,487
		4,772,410
	Media – 0.3%
26,077	John Wiley & Sons, Inc., Class A	1,413,373
	Multi-Utilities – 1.7%
30,173	Consolidated Edison, Inc.	2,256,940
13,515	DTE Energy Co.	1,799,387
80,443	NiSource, Inc.	1,939,481
29,564	Public Service Enterprise Group, Inc.	1,780,049
		7,775,857
	Oil, Gas & Consumable Fuels – 0.8%
873,648	EnLink Midstream, LLC	3,747,950
	Pharmaceuticals – 0.8%
20,302	Merck & Co., Inc.	1,565,081
58,307	Pfizer, Inc.	2,112,463
		3,677,544
	Technology Hardware, Storage & Peripherals – 0.4%
24,792	Seagate Technology PLC	1,902,786
	Thrifts & Mortgage Finance – 0.7%
243,949	New York Community Bancorp, Inc.	3,078,636
	Tobacco – 0.9%
86,976	Altria Group, Inc.	4,449,692
	Trading Companies & Distributors – 0.4%
20,574	MSC Industrial Direct Co., Inc., Class A	1,855,569
	Total Common Stocks	102,376,771
	(Cost $91,130,312)
REAL ESTATE INVESTMENT TRUSTS – 19.8%
	Diversified REITs – 0.7%
21,056	PS Business Parks, Inc.	3,254,837
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Health Care REITs – 3.5%
136,966	Healthcare Realty Trust, Inc.	$4,152,809
234,249	Medical Properties Trust, Inc.	4,984,819
98,483	National Health Investors, Inc.	7,118,351
		16,255,979
	Industrial REITs – 3.9%
16,553	EastGroup Properties, Inc.	2,371,714
56,952	First Industrial Realty Trust, Inc.	2,607,832
40,421	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,267,618
289,242	Industrial Logistics Properties Trust	6,690,167
12,110	Innovative Industrial Properties, Inc.	2,181,738
34,918	Terreno Realty Corp.	2,017,213
		18,136,282
	Mortgage REITs – 3.2%
862,273	Annaly Capital Management, Inc.	7,415,548
313,863	Starwood Property Trust, Inc.	7,764,970
		15,180,518
	Office REITs – 1.3%
15,707	Alexandria Real Estate Equities, Inc.	2,580,660
54,189	Kilroy Realty Corp.	3,556,424
		6,137,084
	Residential REITs – 0.6%
21,002	American Homes 4 Rent, Class A	700,207
36,107	Equity LifeStyle Properties, Inc.	2,297,849
		2,998,056
	Retail REITs – 1.1%
119,971	National Retail Properties, Inc.	5,287,122
	Specialized REITs – 5.5%
9,113	American Tower Corp.	2,178,554
102,103	CubeSmart	3,862,556
24,880	Extra Space Storage, Inc.	3,297,844
41,595	Life Storage, Inc.	3,575,090
65,663	PotlatchDeltic Corp.	3,474,886
14,851	Public Storage	3,664,633
11,324	Safehold, Inc.	793,812
172,194	VICI Properties, Inc.	4,862,759
		25,710,134
	Total Real Estate Investment Trusts	92,960,012
	(Cost $84,095,314)
MASTER LIMITED PARTNERSHIPS – 19.4%
	Energy Equipment & Services – 1.3%
394,666	USA Compression Partners, L.P.	6,042,337
	Industrial Conglomerates – 0.9%
78,224	Icahn Enterprises, L.P.	4,202,193
	Oil, Gas & Consumable Fuels – 17.2%
311,476	Black Stone Minerals, L.P.	2,716,071
57,523	Cheniere Energy Partners, L.P.	2,390,081
171,195	CrossAmerica Partners, L.P.	3,180,803

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
88,271	Delek Logistics Partners, L.P.	$3,176,873
777,540	Energy Transfer, L.P.	5,971,507
144,401	Enterprise Products Partners, L.P.	3,179,710
38,233	Enviva Partners, L.P.	1,847,801
161,502	Global Partners, L.P.	3,449,683
146,035	Holly Energy Partners, L.P.	2,790,729
267,400	KNOT Offshore Partners, L.P.	4,762,394
77,404	Magellan Midstream Partners, L.P.	3,356,237
174,377	MPLX, L.P.	4,469,282
230,073	NuStar Energy, L.P.	3,931,948
431,637	PBF Logistics, L.P.	6,353,697
182,213	Phillips 66 Partners, L.P.	5,770,686
355,615	Plains All American Pipeline, L.P.	3,236,096
337,308	Plains GP Holdings, L.P., Class A	3,170,695
381,044	Shell Midstream Partners, L.P.	5,083,127
196,943	Sprague Resources, L.P.	4,311,082
120,366	Sunoco, L.P.	3,832,453
156,333	Teekay LNG Partners, L.P.	2,249,632
110,126	Viper Energy Partners, L.P.	1,603,435
		80,834,022
	Total Master Limited Partnerships	91,078,552
	(Cost $85,566,122)
EXCHANGE-TRADED FUNDS – 19.2%
	Capital Markets – 19.2%
1,846,014	First Trust Tactical High Yield ETF (a)	89,808,581
	(Cost $90,340,027)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 19.3%
	Banks – 9.0%
136,271	Bank of America Corp., Series EE	6.00%	(b)	3,406,775
121,787	Bank of America Corp., Series GG	6.00%	(b)	3,312,606
119,040	Bank of America Corp., Series HH	5.88%	(b)	3,248,602
130,778	Bank of America Corp., Series K (c)	6.45%	12/15/66	3,480,003
140,270	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (d)	6.58%	10/30/40	3,773,263
134,889	Citigroup, Inc., Series J (c)	7.13%	(b)	3,794,428
129,726	Citigroup, Inc., Series K (c)	6.88%	(b)	3,676,435
137,835	JPMorgan Chase & Co., Series AA	6.10%	(b)	3,509,279
139,129	JPMorgan Chase & Co., Series BB	6.15%	(b)	3,550,572
118,567	JPMorgan Chase & Co., Series EE	6.00%	(b)	3,258,221
138,428	US Bancorp, Series F (c)	6.50%	(b)	3,600,512
121,665	Wells Fargo & Co., Series R (c)	6.63%	(b)	3,485,702
				42,096,398
	Capital Markets – 4.5%
134,992	Charles Schwab (The) Corp., Series C	6.00%	(b)	3,417,998
132,983	Charles Schwab (The) Corp., Series D	5.95%	(b)	3,372,449
119,099	Goldman Sachs Group (The), Inc., Series K (c)	6.38%	(b)	3,403,849
143,196	Goldman Sachs Group (The), Inc., Series N	6.30%	(b)	3,638,610
127,767	Morgan Stanley, Series E (c)	7.13%	(b)	3,687,356
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
127,120	Morgan Stanley, Series F (c)	6.88%	(b)	$3,578,428
				21,098,690
	Electric Utilities – 0.7%
132,851	PPL Capital Funding, Inc., Series B	5.90%	04/30/73	3,444,826
	Food Products – 2.5%
133,335	CHS, Inc.	8.00%	(b)	4,024,050
143,408	CHS, Inc., Series 1	7.88%	(b)	4,120,112
133,338	CHS, Inc., Series 4	7.50%	(b)	3,838,801
				11,982,963
	Insurance – 2.6%
155,395	Hartford Financial Services Group (The), Inc. (c)	7.88%	04/15/42	4,170,802
163,129	PartnerRe Ltd., Series H	7.25%	(b)	4,122,270
136,788	Prudential PLC	6.75%	(b)	3,783,556
				12,076,628
	Total $25 Par Preferred Securities			90,699,505
	(Cost $91,576,986)

Total Investments – 99.6%	466,923,421
(Cost $442,708,761) (e)
Net Other Assets and Liabilities – 0.4%	1,669,508
Net Assets – 100.0%	$468,592,929

(a)	Investment in an affiliated fund.
(b)	Perpetual maturity.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Floating rate security.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $30,410,044 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,195,384. The net unrealized appreciation was $24,214,660.

LIBOR	London Interbank Offered Rate

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 102,376,771	$ 102,376,771	$ —	$ —
Real Estate Investment Trusts*	92,960,012	92,960,012	—	—
Master Limited Partnerships*	91,078,552	91,078,552	—	—
Exchange-Traded Funds*	89,808,581	89,808,581	—	—
$25 Par Preferred Securities*	90,699,505	90,699,505	—	—
Total Investments	$ 466,923,421	$ 466,923,421	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.6%
	Aerospace & Defense – 2.4%
62,240	BAE Systems PLC	$433,310
118,500	Singapore Technologies Engineering Ltd.	342,674
		775,984
	Auto Components – 1.2%
22,400	Yokohama Rubber (The) Co., Ltd.	400,560
	Banks – 8.2%
3,545	Bank of Montreal	315,995
5,974	Bank of Nova Scotia (The)	373,737
3,844	Canadian Imperial Bank of Commerce	376,386
76,153	Emirates NBD Bank PJSC	238,422
89,257	First Abu Dhabi Bank PJSC	354,778
73,900	Mitsubishi UFJ Financial Group, Inc.	394,912
3,079	Royal Bank of Canada	283,889
4,729	Toronto-Dominion Bank (The)	308,418
		2,646,537
	Beverages – 1.4%
91,923	Arca Continental S.A.B. de C.V.	451,981
	Capital Markets – 3.9%
40,670	Ashmore Group PLC	219,449
25,945	IG Group Holdings PLC	322,268
14,855	IGM Financial, Inc.	452,731
10,000	SBI Holdings, Inc.	270,941
		1,265,389
	Construction & Engineering – 1.3%
10,450	Bouygues S.A.	418,989
	Consumer Finance – 0.8%
20,400	Credit Saison Co., Ltd.	244,671
	Diversified Telecommunication Services – 6.0%
10,328	BCE, Inc.	466,227
6,389	Elisa OYJ	383,160
12,600	Nippon Telegraph & Telephone Corp.	323,407
761	Swisscom AG	408,218
17,431	TELUS Corp.	347,177
		1,928,189
	Electric Utilities – 8.8%
29,500	Chugoku Electric Power (The) Co., Inc.	362,073
93,219	CK Infrastructure Holdings Ltd.	553,983
40,235	CLP Holdings, Ltd.	390,752
8,300	Emera, Inc.	369,395
19,460	Fortum OYJ	519,400
Shares	Description	Value

	Electric Utilities (Continued)
109,485	Power Assets Holdings Ltd.	$646,423
		2,842,026
	Food & Staples Retailing – 1.2%
31,160	SPAR Group (The) Ltd.	400,879
	Food Products – 2.5%
5,128	Danone S.A.	351,796
42,684	Tate & Lyle PLC	451,452
		803,248
	Gas Utilities – 5.1%
63,040	APA Group	479,778
111,530	Beijing Enterprises Holdings Ltd.	393,807
36,230	Enagas S.A.	786,858
		1,660,443
	Household Durables – 2.2%
10,538	JM AB	356,437
17,200	Sekisui House Ltd.	368,777
		725,214
	Independent Power & Renewable Electricity Producers – 2.9%
14,980	Capital Power Corp.	433,892
27,900	Electric Power Development Co., Ltd.	487,321
		921,213
	Insurance – 12.4%
7,160	Ageas S.A./N.V.	432,925
1,259	Allianz SE	320,459
1,478	Baloise Holding AG	251,455
15,012	Great-West Lifeco, Inc.	399,460
115,561	Legal & General Group PLC	444,641
16,261	Manulife Financial Corp.	349,753
9,900	MS&AD Insurance Group Holdings, Inc.	290,495
45,307	Phoenix Group Holdings PLC	458,583
15,849	Power Corp. of Canada	416,561
646	Swiss Life Holding AG	317,549
809	Zurich Insurance Group AG	345,290
		4,027,171
	Internet & Direct Marketing Retail – 1.2%
107,881	Moneysupermarket.com Group PLC	396,500
	Leisure Products – 1.4%
17,000	Sankyo Co., Ltd.	450,314
	Media – 1.8%
22,045	Shaw Communications, Inc., Class B	573,272

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining – 1.2%
19,600	Asahi Holdings, Inc.	$374,918
	Multi-Utilities – 2.5%
11,705	ATCO Ltd., Class I	388,583
16,080	Canadian Utilities Ltd., Class A	431,718
		820,301
	Oil, Gas & Consumable Fuels – 5.3%
29,964	Keyera Corp.	622,789
21,584	Pembina Pipeline Corp.	623,458
10,423	TC Energy Corp.	477,814
		1,724,061
	Paper & Forest Products – 1.1%
10,025	UPM-Kymmene OYJ	360,096
	Personal Products – 1.2%
60,305	Hengan International Group Co., Ltd.	396,391
	Pharmaceuticals – 2.6%
27,840	GlaxoSmithKline PLC	494,337
3,527	Sanofi	348,468
		842,805
	Real Estate Management & Development – 8.0%
209,265	China Overseas Land & Investment Ltd.	543,748
124,250	Henderson Land Development Co., Ltd.	557,791
103,758	New World Development Co. Ltd.	536,534
344,735	Sino Land Co., Ltd.	479,803
30,485	Sun Hung Kai Properties Ltd.	461,936
		2,579,812
	Technology Hardware, Storage & Peripherals – 1.3%
288,209	Lenovo Group Ltd.	410,027
	Tobacco – 3.4%
33,000	Japan Tobacco, Inc.	633,326
6,318	KT&G Corp.	454,416
		1,087,742
	Water Utilities – 1.0%
202,560	Guangdong Investment Ltd.	329,866
	Wireless Telecommunication Services – 2.3%
11,200	KDDI Corp.	343,409
Shares	Description	Value

	Wireless Telecommunication Services (Continued)
1,635	SK Telecom Co., Ltd.	$397,283
		740,692
	Total Common Stocks	30,599,291
	(Cost $28,936,617)
REAL ESTATE INVESTMENT TRUSTS – 4.5%
	Equity Real Estate Investment Trusts – 4.5%
460	Japan Metropolitan Fund Investment Corp.	469,867
168,345	Primary Health Properties PLC	343,943
30,520	SmartCentres Real Estate Investment Trust	652,074
	Total Real Estate Investment Trusts	1,465,884
	(Cost $1,410,589)
	Total Investments – 99.1%	32,065,175
	(Cost $30,347,206) (a)
	Net Other Assets and Liabilities – 0.9%	304,581
	Net Assets – 100.0%	$32,369,756

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,108,552 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $390,583. The net unrealized appreciation was $1,717,969.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 30,599,291	$ 30,599,291	$ —	$ —
Real Estate Investment Trusts*	1,465,884	1,465,884	—	—
Total Investments	$ 32,065,175	$ 32,065,175	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Canadian Dollar	27.0%
Hong Kong Dollar	17.8
Japanese Yen	16.9
Euro	12.2
British Pound Sterling	11.1
Swiss Franc	4.1
South Korean Won	2.7
United Arab Emirates Dirham	1.8
Australian Dollar	1.5
Mexican Peso	1.4
South African Rand	1.3
Swedish Krona	1.1
Singapore Dollar	1.1
Total	100.0%

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.7%
	Aerospace & Defense – 0.3%
842	Hexcel Corp. (a)	$47,152
1,002	Spirit AeroSystems Holdings, Inc., Class A	48,747
2,712	Triumph Group, Inc. (a)	49,847
1,572	Virgin Galactic Holdings, Inc. (a)	48,150
		193,896
	Airlines – 0.5%
732	Alaska Air Group, Inc. (a)	50,662
1,000	Delta Air Lines, Inc. (a)	48,280
2,505	JetBlue Airways Corp. (a)	50,952
855	SkyWest, Inc. (a)	46,580
834	Southwest Airlines Co. (a)	50,924
900	United Airlines Holdings, Inc. (a)	51,786
		299,184
	Auto Components – 0.3%
15,064	American Axle & Manufacturing Holdings, Inc. (a)	145,518
3,220	Modine Manufacturing Co. (a)	47,560
		193,078
	Automobiles – 0.2%
3,910	Ford Motor Co. (a)	47,897
902	General Motors Co. (a)	51,829
		99,726
	Banks – 7.0%
7,051	Associated Banc-Corp.	150,468
3,841	Atlantic Union Bankshares Corp.	147,341
10,279	First Commonwealth Financial Corp.	147,709
4,241	Hilltop Holdings, Inc.	144,745
5,629	Home BancShares, Inc.	152,264
3,855	JPMorgan Chase & Co. (b)	586,847
13,034	Prosperity Bancshares, Inc. (b)	976,116
4,707	S&T Bancorp, Inc.	157,685
62,648	Valley National Bancorp (b)	860,784
16,717	Zions Bancorp N.A. (b)	918,766
		4,242,725
	Biotechnology – 2.1%
3,188	AbbVie, Inc.	345,005
1,066	Amgen, Inc.	265,232
1,834	Gilead Sciences, Inc.	118,531
1,501	Incyte Corp. (a)	121,986
1,037	Ligand Pharmaceuticals, Inc. (a)	158,091
263	Regeneron Pharmaceuticals, Inc. (a)	124,436
562	Vertex Pharmaceuticals, Inc. (a)	120,768
		1,254,049
	Building Products – 0.1%
565	Fortune Brands Home & Security, Inc.	54,138
	Capital Markets – 6.8%
31,292	Bank of New York Mellon (The) Corp. (b)	1,479,799
3,594	Goldman Sachs Group (The), Inc. (b)	1,175,238
3,707	Lazard Ltd., Class A	161,291
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
12,607	Northern Trust Corp. (b)	$1,325,122
		4,141,450
	Chemicals – 2.7%
499	Albemarle Corp.	72,909
1,540	CF Industries Holdings, Inc.	69,885
2,660	Chemours (The) Co.	74,241
1,596	Corteva, Inc.	74,405
1,143	Dow, Inc.	73,083
967	DuPont de Nemours, Inc.	74,730
630	Eastman Chemical Co.	69,376
342	Ecolab, Inc.	73,212
8,026	Element Solutions, Inc. (b)	146,796
700	FMC Corp.	77,427
1,020	Ingevity Corp. (a)	77,041
658	LyondellBasell Industries N.V., Class A	68,465
7,775	Orion Engineered Carbons S.A. (a)	153,323
509	PPG Industries, Inc.	76,482
865	RPM International, Inc.	79,450
8,762	Tredegar Corp.	131,518
2,849	Valvoline, Inc.	74,273
813	Westlake Chemical Corp.	72,186
1,190	WR Grace & Co.	71,233
		1,610,035
	Commercial Services & Supplies – 0.4%
2,908	BrightView Holdings, Inc. (a)	49,058
3,862	Matthews International Corp., Class A	152,742
702	Stericycle, Inc. (a)	47,392
		249,192
	Communications Equipment – 1.7%
34,243	Juniper Networks, Inc. (b)	867,375
5,370	NetScout Systems, Inc. (a)	151,219
		1,018,594
	Consumer Finance – 0.2%
1,942	Nelnet, Inc., Class A (b)	141,261
	Containers & Packaging – 3.0%
24,101	Berry Global Group, Inc. (a) (b)	1,479,802
2,806	Greif, Inc., Class A	159,942
12,168	O-I Glass, Inc. (a)	179,356
		1,819,100
	Diversified Consumer Services – 0.4%
290	Bright Horizons Family Solutions, Inc. (a)	49,720
2,401	H&R Block, Inc.	52,342
10,889	Laureate Education, Inc., Class A (a)	147,982
		250,044
	Diversified Financial Services – 1.0%
2,369	Berkshire Hathaway, Inc., Class B (a) (b)	605,208
	Diversified Telecommunication Services – 4.2%
29,786	AT&T, Inc. (b)	901,622
105,401	Lumen Technologies, Inc. (b)	1,407,103

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services (Continued)
3,833	Verizon Communications, Inc. (b)	$222,889
		2,531,614
	Electrical Equipment – 2.3%
68,779	Vertiv Holdings Co. (b)	1,375,580
	Electronic Equipment, Instruments & Components – 3.1%
14,318	Arrow Electronics, Inc. (a) (b)	1,586,721
3,920	Avnet, Inc.	162,719
10,467	TTM Technologies, Inc. (a)	151,771
		1,901,211
	Energy Equipment & Services – 0.1%
875	Nabors Industries Ltd. (a)	81,769
	Entertainment – 1.2%
234	Madison Square Garden Sports Corp., Class A (a)	41,994
420	Netflix, Inc. (a) (b)	219,097
2,509	Walt Disney (The) Co. (a) (b)	462,961
		724,052
	Food & Staples Retailing – 0.8%
2,472	Ingles Markets, Inc., Class A	152,399
7,714	Rite Aid Corp. (a)	157,828
4,930	United Natural Foods, Inc. (a)	162,394
		472,621
	Food Products – 2.6%
30,751	Campbell Soup Co. (b)	1,545,853
	Health Care Equipment & Supplies – 3.3%
3,296	Abbott Laboratories	394,993
393	ABIOMED, Inc. (a)	125,261
225	Align Technology, Inc. (a)	121,844
3,060	Boston Scientific Corp. (a)	118,269
1,180	Danaher Corp.	265,594
1,970	DENTSPLY SIRONA, Inc.	125,706
242	IDEXX Laboratories, Inc. (a)	118,413
220	Intuitive Surgical, Inc. (a)	162,567
2,455	Medtronic PLC	290,009
14,225	SmileDirectClub, Inc. (a)	146,660
492	Stryker Corp.	119,841
		1,989,157
	Health Care Providers & Services – 6.9%
1,134	AmerisourceBergen Corp.	133,891
367	Anthem, Inc.	131,735
26,924	Cardinal Health, Inc. (b)	1,635,633
1,976	Centene Corp. (a)	126,286
2,377	CVS Health Corp. (b)	178,822
10,197	DaVita, Inc. (a) (b)	1,098,931
1,881	Henry Schein, Inc. (a)	130,241
679	McKesson Corp.	132,432
1,649	UnitedHealth Group, Inc.	613,543
		4,181,514
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure – 4.1%
1,802	Bloomin’ Brands, Inc. (a)	$48,744
21	Booking Holdings, Inc. (a)	48,927
1,710	Carnival Corp. (a)	45,383
836	Cheesecake Factory (The), Inc. (a)	48,914
1,133	Dave & Buster’s Entertainment, Inc. (a)	54,271
2,659	Denny’s Corp. (a)	48,154
297	Expedia Group, Inc. (a)	51,120
386	Hilton Worldwide Holdings, Inc. (a)	46,675
547	Hyatt Hotels Corp., Class A (a)	45,237
753	Las Vegas Sands Corp. (a)	45,752
324	Marriott International, Inc., Class A (a)	47,988
229	McDonald’s Corp.	51,328
38,102	MGM Resorts International (b)	1,447,495
1,456	Norwegian Cruise Line Holdings Ltd. (a)	40,171
512	Royal Caribbean Cruises Ltd. (a)	43,832
2,078	Ruth’s Hospitality Group, Inc. (a)	51,597
1,011	Scientific Games Corp., Class A (a)	38,944
998	SeaWorld Entertainment, Inc. (a)	49,571
996	Six Flags Entertainment Corp. (a)	46,284
444	Starbucks Corp.	48,516
157	Vail Resorts, Inc. (a)	45,791
736	Wyndham Hotels & Resorts, Inc.	51,358
361	Wynn Resorts Ltd. (a)	45,258
		2,491,310
	Household Products – 0.6%
2,644	Beazer Homes USA, Inc. (a)	55,313
2,305	Procter & Gamble (The) Co.	312,166
		367,479
	Insurance – 0.3%
1,208	Hanover Insurance Group (The), Inc.	156,388
	Interactive Media & Services – 4.0%
360	Alphabet, Inc., Class A (a)	742,507
358	Alphabet, Inc., Class C (a)	740,570
3,206	Facebook, Inc., Class A (a) (b)	944,263
		2,427,340
	Internet & Direct Marketing Retail – 2.4%
470	Amazon.com, Inc. (a) (b)	1,454,218
	IT Services – 1.0%
1,502	Alliance Data Systems Corp.	168,359
2,200	Visa, Inc., Class A (b)	465,806
		634,165
	Life Sciences Tools & Services – 1.0%
110	Mettler-Toledo International, Inc. (a)	127,126
943	PerkinElmer, Inc.	120,977
728	Thermo Fisher Scientific, Inc. (b)	332,245
		580,348
	Machinery – 0.7%
652	Astec Industries, Inc.	49,174
4,097	CIRCOR International, Inc. (a)	142,658
5,909	Enerpac Tool Group Corp.	154,343

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
1,058	Navistar International Corp. (a)	$46,584
1,473	TriMas Corp. (a)	44,661
		437,420
	Marine – 0.2%
10,501	Atlas Corp.	143,339
	Media – 0.3%
3,061	iHeartMedia, Inc., Class A (a)	55,557
7,781	MSG Networks, Inc., Class A (a)	117,026
		172,583
	Metals & Mining – 3.1%
9,287	Alamos Gold, Inc., Class A	72,531
3,362	AngloGold Ashanti Ltd., ADR	73,863
3,572	Barrick Gold Corp. (a)	70,726
6,001	Cia de Minas Buenaventura SAA, ADR (a)	60,190
7,907	DRDGOLD Ltd., ADR (a)	74,800
6,316	Eldorado Gold Corp. (a)	68,150
4,358	First Majestic Silver Corp. (a)	67,898
10,337	Fortuna Silver Mines, Inc. (a)	66,880
646	Franco-Nevada Corp.	80,937
2,145	Freeport-McMoRan, Inc.	70,635
10,897	Kinross Gold Corp. (b)	72,683
2,090	Kirkland Lake Gold Ltd.	70,642
4,162	MAG Silver Corp. (a)	62,472
1,266	Newmont Corp.	76,302
1,153	Nucor Corp.	92,551
2,259	Pan American Silver Corp.	67,838
7,068	Pretium Resources, Inc. (a)	73,295
510	Reliance Steel & Aluminum Co.	77,668
673	Royal Gold, Inc.	72,428
11,552	Sandstorm Gold Ltd. (a)	78,553
13,358	Silvercorp Metals, Inc.	65,588
9,358	SilverCrest Metals, Inc. (a)	75,613
4,913	SSR Mining, Inc.	70,158
7,347	Warrior Met Coal, Inc.	125,854
1,961	Wheaton Precious Metals Corp.	74,930
		1,863,185
	Multiline Retail – 0.3%
262	Dollar General Corp.	53,086
3,080	Macy’s, Inc. (a)	49,865
1,311	Nordstrom, Inc. (a)	49,648
275	Target Corp.	54,469
		207,068
	Oil, Gas & Consumable Fuels – 6.2%
5,933	APA Corp.	106,201
3,456	Bonanza Creek Energy, Inc. (a)	123,483
1,166	Chevron Corp.	122,185
1,938	Cimarex Energy Co.	115,098
9,111	CNX Resources Corp. (a)	133,932
2,215	ConocoPhillips	117,329
5,285	CVR Energy, Inc.	101,366
5,262	Delek US Holdings, Inc.	114,606
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
25,329	DHT Holdings, Inc. (b)	$150,201
1,533	Diamondback Energy, Inc.	112,660
1,720	EOG Resources, Inc.	124,752
2,096	Exxon Mobil Corp.	117,020
5,313	Green Plains, Inc. (a)	143,823
3,144	HollyFrontier Corp.	112,492
10,299	Magnolia Oil & Gas Corp., Class A (a)	118,233
10,048	Marathon Oil Corp.	107,313
2,184	Marathon Petroleum Corp.	116,822
6,611	Murphy Oil Corp.	108,486
4,154	Occidental Petroleum Corp.	110,579
4,614	Ovintiv, Inc.	109,905
6,701	Par Pacific Holdings, Inc. (a)	94,618
7,667	PBF Energy, Inc., Class A (a)	108,488
3,158	PDC Energy, Inc. (a)	108,635
1,458	Phillips 66	118,885
793	Pioneer Natural Resources Co.	125,944
14,609	Range Resources Corp. (a)	150,911
1,702	Renewable Energy Group, Inc. (a)	112,400
9,124	Scorpio Tankers, Inc.	168,429
18,328	SFL Corp., Ltd.	146,991
1,631	Valero Energy Corp.	116,780
3,684	World Fuel Services Corp.	129,677
		3,748,244
	Pharmaceuticals – 3.5%
4,186	Bristol-Myers Squibb Co.	264,262
1,443	Eli Lilly & Co.	269,581
3,822	Johnson & Johnson (b)	628,146
4,665	Merck & Co., Inc.	359,625
9,734	Pfizer, Inc.	352,663
8,657	Viatris, Inc. (a)	120,938
808	Zoetis, Inc.	127,244
		2,122,459
	Professional Services – 0.1%
1,298	Heidrick & Struggles International, Inc.	46,365
	Real Estate Management & Development – 0.1%
2,380	Kennedy-Wilson Holdings, Inc.	48,100
	Road & Rail – 0.7%
2,437	Avis Budget Group, Inc. (a)	176,780
769	Lyft, Inc., Class A (a)	48,585
2,073	Ryder System, Inc.	156,823
879	Uber Technologies, Inc. (a)	47,914
		430,102
	Semiconductors & Semiconductor Equipment – 1.2%
3,802	Intel Corp. (b)	243,328
6,927	Magnachip Semiconductor Corp. (a)	172,482
621	NVIDIA Corp.	331,571
		747,381
	Software – 4.3%
447	Adobe, Inc. (a) (b)	212,490
5,156	Avaya Holdings Corp. (a)	144,523

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
9,413	Microsoft Corp. (b)	$2,219,303
		2,576,316
	Specialty Retail – 2.9%
282	Advance Auto Parts, Inc.	51,744
11,055	Designer Brands, Inc., Class A (a)	192,357
3,118	Genesco, Inc. (a)	148,105
5,940	Guess?, Inc.	139,590
986	Home Depot (The), Inc. (b)	300,977
6,709	Michaels Cos (The), Inc. (a)	147,195
10,027	Penske Automotive Group, Inc. (b)	804,567
		1,784,535
	Technology Hardware, Storage & Peripherals – 5.3%
20,170	Apple, Inc. (b)	2,463,766
10,530	NetApp, Inc. (b)	765,215
		3,228,981
	Textiles, Apparel & Luxury Goods – 0.2%
9,240	Fossil Group, Inc. (a)	114,576
	Thrifts & Mortgage Finance – 0.5%
3,183	HomeStreet, Inc.	140,275
12,445	Kearny Financial Corp.	150,335
		290,610
	Tobacco – 0.2%
10,717	Vector Group Ltd.	149,502
	Trading Companies & Distributors – 0.2%
16,373	MRC Global, Inc. (a)	147,848
	Transportation Infrastructure – 0.1%
1,533	Macquarie Infrastructure Corp. (a)	48,765
	Total Common Stocks	57,393,678
	(Cost $51,608,689)
REAL ESTATE INVESTMENT TRUSTS – 3.4%
	Equity Real Estate Investment Trusts – 1.8%
2,424	Acadia Realty Trust	45,983
661	Centerspace	44,948
10,104	Columbia Property Trust, Inc.	172,779
1,421	Douglas Emmett, Inc.	44,619
12,737	Empire State Realty Trust, Inc., Class A	141,763
447	Federal Realty Investment Trust	45,348
2,992	Host Hotels & Resorts, Inc. (a)	50,415
2,739	iStar, Inc.	48,700
1,454	JBG SMITH Properties	46,223
1,423	MGM Growth Properties LLC	46,418
2,058	Pebblebrook Hotel Trust	49,989
2,665	Piedmont Office Realty Trust, Inc., Class A	46,291
4,220	RPT Realty	48,150
2,316	Seritage Growth Properties, Class A (a)	42,499
3,865	Service Properties Trust	45,839
2,002	Washington Real Estate Investment Trust	44,244
1,818	Weingarten Realty Investors	48,922
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
675	Welltower, Inc.	$48,350
		1,061,480
	Mortgage Real Estate Investment Trusts – 1.6%
94,686	Annaly Capital Management, Inc. (b)	814,300
14,054	New Residential Investment Corp.	158,107
		972,407
	Total Real Estate Investment Trusts	2,033,887
	(Cost $1,975,119)
MASTER LIMITED PARTNERSHIPS – 0.2%
	Oil, Gas & Consumable Fuels – 0.2%
7,489	Black Stone Minerals, L.P.	65,304
2,253	Sunoco, L.P.	71,735
	Total Master Limited Partnerships	137,039
	(Cost $141,925)
	Total Investments – 98.3%	59,564,604
	(Cost $53,725,733) (c)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (2.4)%
(15)	S&P 500® Index	$(5,959,335)	$3,800.00	Apr 2021	(277,650)
(10)	S&P 500® Index	(3,972,890)	3,825.00	Apr 2021	(176,900)
(10)	S&P 500® Index	(3,972,890)	3,850.00	Apr 2021	(146,700)
(11)	S&P 500® Index	(4,370,179)	3,925.00	May 2021	(140,635)
(10)	S&P 500® Index	(3,972,890)	3,950.00	May 2021	(116,340)
(12)	S&P 500® Index	(4,767,468)	3,975.00	May 2021	(113,340)
(13)	S&P 500® Index	(5,164,757)	3,850.00	Jun 2021	(275,106)
(13)	S&P 500® Index	(5,164,757)	3,975.00	Jun 2021	(152,100)
(7)	S&P 500® Index	(2,781,023)	4,000.00	Jun 2021	(70,910)
	Total Call Options Written				(1,469,681)
	(Premiums received $1,397,736)
Net Other Assets and Liabilities – 4.1%	2,501,592
Net Assets – 100.0%	$60,596,515

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged to cover index options written.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,590,884 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $823,958. The net unrealized appreciation was $5,766,926. The unrealized amounts presented are inclusive of derivative contracts.
ADR	American Depositary Receipt

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 57,393,678	$ 57,393,678	$ —	$ —
Real Estate Investment Trusts*	2,033,887	2,033,887	—	—
Master Limited Partnerships*	137,039	137,039	—	—
Total Investments	$ 59,564,604	$ 59,564,604	$—	$—
LIABILITIES TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (1,469,681)	$ (1,469,681)	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.2%
	Aerospace & Defense – 0.3%
74	Hexcel Corp. (a)	$4,144
89	Spirit AeroSystems Holdings, Inc., Class A	4,330
244	Triumph Group, Inc. (a)	4,485
138	Virgin Galactic Holdings, Inc. (a)	4,227
		17,186
	Airlines – 0.5%
64	Alaska Air Group, Inc. (a)	4,429
88	Delta Air Lines, Inc. (a)	4,249
219	JetBlue Airways Corp. (a)	4,454
74	SkyWest, Inc. (a)	4,032
73	Southwest Airlines Co. (a)	4,457
79	United Airlines Holdings, Inc. (a)	4,546
		26,167
	Auto Components – 0.3%
1,306	American Axle & Manufacturing Holdings, Inc. (a)	12,616
281	Modine Manufacturing Co. (a)	4,150
		16,766
	Automobiles – 0.2%
340	Ford Motor Co. (a)	4,165
79	General Motors Co. (a)	4,539
		8,704
	Banks – 7.1%
612	Associated Banc-Corp.	13,060
332	Atlantic Union Bankshares Corp.	12,736
887	First Commonwealth Financial Corp.	12,746
365	Hilltop Holdings, Inc.	12,457
488	Home BancShares, Inc.	13,200
334	JPMorgan Chase & Co. (b)	50,845
1,125	Prosperity Bancshares, Inc. (b)	84,251
407	S&T Bancorp, Inc.	13,635
5,424	Valley National Bancorp (b)	74,526
1,451	Zions Bancorp N.A. (b)	79,747
		367,203
	Biotechnology – 2.1%
274	AbbVie, Inc.	29,652
92	Amgen, Inc.	22,891
157	Gilead Sciences, Inc.	10,147
127	Incyte Corp. (a)	10,321
89	Ligand Pharmaceuticals, Inc. (a)	13,568
23	Regeneron Pharmaceuticals, Inc. (a)	10,882
48	Vertex Pharmaceuticals, Inc. (a)	10,315
		107,776
	Building Products – 0.1%
49	Fortune Brands Home & Security, Inc.	4,695
	Capital Markets – 6.9%
2,705	Bank of New York Mellon (The) Corp. (b)	127,920
312	Goldman Sachs Group (The), Inc.	102,024
320	Lazard Ltd., Class A	13,923

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
1,090	Northern Trust Corp. (b)	$114,570
		358,437
	Chemicals – 2.7%
43	Albemarle Corp.	6,283
134	CF Industries Holdings, Inc.	6,081
232	Chemours (The) Co.	6,475
138	Corteva, Inc.	6,434
99	Dow, Inc.	6,330
84	DuPont de Nemours, Inc.	6,491
54	Eastman Chemical Co.	5,946
30	Ecolab, Inc.	6,422
703	Element Solutions, Inc.	12,858
60	FMC Corp.	6,637
88	Ingevity Corp. (a)	6,647
57	LyondellBasell Industries N.V., Class A	5,931
681	Orion Engineered Carbons S.A. (a)	13,429
44	PPG Industries, Inc.	6,611
74	RPM International, Inc.	6,797
764	Tredegar Corp.	11,468
245	Valvoline, Inc.	6,387
71	Westlake Chemical Corp.	6,304
103	WR Grace & Co.	6,166
		139,697
	Commercial Services & Supplies – 0.4%
251	BrightView Holdings, Inc. (a)	4,234
337	Matthews International Corp., Class A	13,328
60	Stericycle, Inc. (a)	4,051
		21,613
	Communications Equipment – 1.7%
2,939	Juniper Networks, Inc. (b)	74,445
463	NetScout Systems, Inc. (a)	13,038
		87,483
	Consumer Finance – 0.2%
168	Nelnet, Inc., Class A	12,220
	Containers & Packaging – 3.0%
2,091	Berry Global Group, Inc. (a) (b)	128,387
240	Greif, Inc., Class A	13,680
1,063	O-I Glass, Inc. (a)	15,669
		157,736
	Diversified Consumer Services – 0.4%
25	Bright Horizons Family Solutions, Inc. (a)	4,286
206	H&R Block, Inc.	4,491
938	Laureate Education, Inc., Class A (a)	12,748
		21,525
	Diversified Financial Services – 1.0%
204	Berkshire Hathaway, Inc., Class B (a)	52,116
	Diversified Telecommunication Services – 4.2%
2,557	AT&T, Inc. (b)	77,401
9,048	Lumen Technologies, Inc. (b)	120,791
See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services (Continued)
329	Verizon Communications, Inc.	$19,131
		217,323
	Electrical Equipment – 2.3%
5,976	Vertiv Holdings Co. (b)	119,520
	Electronic Equipment, Instruments & Components – 3.2%
1,237	Arrow Electronics, Inc. (a) (b)	137,084
337	Avnet, Inc.	13,989
889	TTM Technologies, Inc. (a)	12,891
		163,964
	Energy Equipment & Services – 0.1%
75	Nabors Industries Ltd. (a)	7,009
	Entertainment – 1.2%
20	Madison Square Garden Sports Corp., Class A (a)	3,589
37	Netflix, Inc. (a)	19,301
215	Walt Disney (The) Co. (a) (b)	39,672
		62,562
	Food & Staples Retailing – 0.8%
211	Ingles Markets, Inc., Class A	13,008
669	Rite Aid Corp. (a)	13,688
425	United Natural Foods, Inc. (a)	13,999
		40,695
	Food Products – 2.5%
2,610	Campbell Soup Co. (b)	131,205
	Health Care Equipment & Supplies – 3.3%
284	Abbott Laboratories	34,035
35	ABIOMED, Inc. (a)	11,155
20	Align Technology, Inc. (a)	10,831
265	Boston Scientific Corp. (a)	10,242
101	Danaher Corp.	22,733
170	DENTSPLY SIRONA, Inc.	10,848
21	IDEXX Laboratories, Inc. (a)	10,275
19	Intuitive Surgical, Inc. (a)	14,040
212	Medtronic PLC	25,044
1,236	SmileDirectClub, Inc. (a)	12,743
42	Stryker Corp.	10,230
		172,176
	Health Care Providers & Services – 6.9%
98	AmerisourceBergen Corp.	11,571
31	Anthem, Inc.	11,127
2,320	Cardinal Health, Inc. (b)	140,940
169	Centene Corp. (a)	10,801
204	CVS Health Corp.	15,347
875	DaVita, Inc. (a)	94,299
163	Henry Schein, Inc. (a)	11,286
58	McKesson Corp.	11,312
141	UnitedHealth Group, Inc.	52,462
		359,145

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure – 4.2%
158	Bloomin’ Brands, Inc. (a)	$4,274
2	Booking Holdings, Inc. (a)	4,660
151	Carnival Corp. (a)	4,008
74	Cheesecake Factory (The), Inc. (a)	4,330
100	Dave & Buster’s Entertainment, Inc. (a)	4,790
232	Denny’s Corp. (a)	4,201
26	Expedia Group, Inc. (a)	4,475
34	Hilton Worldwide Holdings, Inc. (a)	4,111
48	Hyatt Hotels Corp., Class A (a)	3,970
65	Las Vegas Sands Corp. (a)	3,949
29	Marriott International, Inc., Class A (a)	4,295
20	McDonald’s Corp.	4,483
3,314	MGM Resorts International (b)	125,899
127	Norwegian Cruise Line Holdings Ltd. (a)	3,504
45	Royal Caribbean Cruises Ltd. (a)	3,852
180	Ruth’s Hospitality Group, Inc. (a)	4,469
90	Scientific Games Corp., Class A (a)	3,467
87	SeaWorld Entertainment, Inc. (a)	4,321
87	Six Flags Entertainment Corp. (a)	4,043
39	Starbucks Corp.	4,262
14	Vail Resorts, Inc. (a)	4,083
64	Wyndham Hotels & Resorts, Inc.	4,466
32	Wynn Resorts Ltd. (a)	4,012
		217,924
	Household Products – 0.6%
233	Beazer Homes USA, Inc. (a)	4,874
197	Procter & Gamble (The) Co.	26,680
		31,554
	Insurance – 0.3%
104	Hanover Insurance Group (The), Inc.	13,464
	Interactive Media & Services – 4.0%
31	Alphabet, Inc., Class A (a)	63,938
31	Alphabet, Inc., Class C (a)	64,127
275	Facebook, Inc., Class A (a)	80,996
		209,061
	Internet & Direct Marketing Retail – 2.4%
40	Amazon.com, Inc. (a)	123,763
	IT Services – 1.1%
131	Alliance Data Systems Corp.	14,684
191	Visa, Inc., Class A (b)	40,440
		55,124
	Life Sciences Tools & Services – 1.0%
10	Mettler-Toledo International, Inc. (a)	11,557
81	PerkinElmer, Inc.	10,391
62	Thermo Fisher Scientific, Inc.	28,296
		50,244
	Machinery – 0.7%
56	Astec Industries, Inc.	4,223
357	CIRCOR International, Inc. (a)	12,431
513	Enerpac Tool Group Corp.	13,399
See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
90	Navistar International Corp. (a)	$3,963
127	TriMas Corp. (a)	3,851
		37,867
	Marine – 0.2%
897	Atlas Corp.	12,244
	Media – 0.3%
266	iHeartMedia, Inc., Class A (a)	4,828
666	MSG Networks, Inc., Class A (a)	10,017
		14,845
	Metals & Mining – 3.1%
802	Alamos Gold, Inc., Class A	6,264
289	AngloGold Ashanti Ltd., ADR	6,349
308	Barrick Gold Corp. (a)	6,098
537	Cia de Minas Buenaventura SAA, ADR (a)	5,386
674	DRDGOLD Ltd., ADR (a)	6,376
548	Eldorado Gold Corp. (a)	5,913
382	First Majestic Silver Corp. (a)	5,951
910	Fortuna Silver Mines, Inc. (a)	5,888
55	Franco-Nevada Corp.	6,891
189	Freeport-McMoRan, Inc.	6,224
945	Kinross Gold Corp.	6,303
180	Kirkland Lake Gold Ltd.	6,084
365	MAG Silver Corp. (a)	5,479
109	Newmont Corp.	6,569
100	Nucor Corp.	8,027
198	Pan American Silver Corp.	5,946
612	Pretium Resources, Inc. (a)	6,346
44	Reliance Steel & Aluminum Co.	6,701
58	Royal Gold, Inc.	6,242
1,001	Sandstorm Gold Ltd. (a)	6,807
1,173	Silvercorp Metals, Inc.	5,759
820	SilverCrest Metals, Inc. (a)	6,626
427	SSR Mining, Inc.	6,097
643	Warrior Met Coal, Inc.	11,015
170	Wheaton Precious Metals Corp.	6,496
		161,837
	Multiline Retail – 0.3%
23	Dollar General Corp.	4,660
270	Macy’s, Inc. (a)	4,371
115	Nordstrom, Inc. (a)	4,355
24	Target Corp.	4,754
		18,140
	Oil, Gas & Consumable Fuels – 6.2%
515	APA Corp.	9,218
294	Bonanza Creek Energy, Inc. (a)	10,505
101	Chevron Corp.	10,584
167	Cimarex Energy Co.	9,918
769	CNX Resources Corp. (a)	11,304
192	ConocoPhillips	10,170
459	CVR Energy, Inc.	8,804
452	Delek US Holdings, Inc.	9,845

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
2,169	DHT Holdings, Inc. (b)	$12,862
132	Diamondback Energy, Inc.	9,701
149	EOG Resources, Inc.	10,807
182	Exxon Mobil Corp.	10,161
465	Green Plains, Inc. (a)	12,588
273	HollyFrontier Corp.	9,768
882	Magnolia Oil & Gas Corp., Class A (a)	10,125
873	Marathon Oil Corp.	9,324
190	Marathon Petroleum Corp.	10,163
574	Murphy Oil Corp.	9,419
359	Occidental Petroleum Corp.	9,557
397	Ovintiv, Inc.	9,456
568	Par Pacific Holdings, Inc. (a)	8,020
665	PBF Energy, Inc., Class A (a)	9,410
273	PDC Energy, Inc. (a)	9,391
125	Phillips 66	10,192
68	Pioneer Natural Resources Co.	10,800
1,249	Range Resources Corp. (a)	12,902
149	Renewable Energy Group, Inc. (a)	9,840
791	Scorpio Tankers, Inc.	14,602
1,576	SFL Corp., Ltd.	12,639
141	Valero Energy Corp.	10,096
318	World Fuel Services Corp.	11,194
		323,365
	Pharmaceuticals – 3.5%
362	Bristol-Myers Squibb Co.	22,853
123	Eli Lilly & Co.	22,979
328	Johnson & Johnson	53,907
400	Merck & Co., Inc.	30,836
841	Pfizer, Inc.	30,469
744	Viatris, Inc. (a)	10,394
70	Zoetis, Inc.	11,023
		182,461
	Professional Services – 0.1%
111	Heidrick & Struggles International, Inc.	3,965
	Real Estate Management & Development – 0.1%
204	Kennedy-Wilson Holdings, Inc.	4,123
	Road & Rail – 0.7%
212	Avis Budget Group, Inc. (a)	15,379
66	Lyft, Inc., Class A (a)	4,170
180	Ryder System, Inc.	13,617
77	Uber Technologies, Inc. (a)	4,197
		37,363
	Semiconductors & Semiconductor Equipment – 1.2%
328	Intel Corp.	20,992
595	Magnachip Semiconductor Corp. (a)	14,816
54	NVIDIA Corp.	28,832
		64,640
	Software – 4.3%
39	Adobe, Inc. (a)	18,540
446	Avaya Holdings Corp. (a)	12,501
See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
808	Microsoft Corp. (b)	$190,502
		221,543
	Specialty Retail – 3.0%
25	Advance Auto Parts, Inc.	4,587
1,004	Designer Brands, Inc., Class A (a)	17,470
273	Genesco, Inc. (a)	12,967
517	Guess?, Inc.	12,150
85	Home Depot (The), Inc.	25,946
569	Michaels Cos (The), Inc. (a)	12,484
866	Penske Automotive Group, Inc. (b)	69,488
		155,092
	Technology Hardware, Storage & Peripherals – 5.3%
1,736	Apple, Inc. (b)	212,052
913	NetApp, Inc. (b)	66,348
		278,400
	Textiles, Apparel & Luxury Goods – 0.2%
807	Fossil Group, Inc. (a)	10,007
	Thrifts & Mortgage Finance – 0.5%
275	HomeStreet, Inc.	12,119
1,061	Kearny Financial Corp.	12,817
		24,936
	Tobacco – 0.2%
931	Vector Group Ltd.	12,987
	Trading Companies & Distributors – 0.2%
1,425	MRC Global, Inc. (a)	12,868
	Transportation Infrastructure – 0.1%
131	Macquarie Infrastructure Corp. (a)	4,167
	Total Common Stocks	4,954,907
	(Cost $4,613,000)
REAL ESTATE INVESTMENT TRUSTS – 3.4%
	Equity Real Estate Investment Trusts – 1.8%
210	Acadia Realty Trust	3,984
56	Centerspace	3,808
870	Columbia Property Trust, Inc.	14,877
123	Douglas Emmett, Inc.	3,862
1,094	Empire State Realty Trust, Inc., Class A	12,176
39	Federal Realty Investment Trust	3,957
259	Host Hotels & Resorts, Inc. (a)	4,364
237	iStar, Inc.	4,214
125	JBG SMITH Properties	3,974
123	MGM Growth Properties LLC	4,012
179	Pebblebrook Hotel Trust	4,348
230	Piedmont Office Realty Trust, Inc., Class A	3,995
360	RPT Realty	4,108
201	Seritage Growth Properties, Class A (a)	3,688
338	Service Properties Trust	4,009
173	Washington Real Estate Investment Trust	3,823
158	Weingarten Realty Investors	4,252

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
58	Welltower, Inc.	$4,154
		91,605
	Mortgage Real Estate Investment Trusts – 1.6%
8,125	Annaly Capital Management, Inc. (b)	69,875
1,224	New Residential Investment Corp.	13,770
		83,645
	Total Real Estate Investment Trusts	175,250
	(Cost $170,183)
MASTER LIMITED PARTNERSHIPS – 0.2%
	Oil, Gas & Consumable Fuels – 0.2%
651	Black Stone Minerals, L.P.	5,677
192	Sunoco, L.P.	6,113
	Total Master Limited Partnerships	11,790
	(Cost $12,216)
	Total Investments – 98.8%	5,141,947
	(Cost $4,795,399) (c)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTIONS PURCHASED – 1.4%
3	S&P 500® Index	$1,191,867	$3,500.00	Sep 2021	24,927
3	S&P 500® Index	1,191,867	3,400.00	Dec 2021	33,102
1	S&P 500® Index	397,289	3,500.00	Mar 2022	16,840
	Total Put Options Purchased				74,869
	(Cost $148,322)
CALL OPTIONS WRITTEN – (3.0)%
(3)	S&P 500® Index	(1,191,867)	3,800.00	Apr 2021	(55,530)
(2)	S&P 500® Index	(794,578)	3,925.00	May 2021	(25,570)
(1)	S&P 500® Index	(397,289)	3,950.00	May 2021	(11,634)
(3)	S&P 500® Index	(1,191,867)	3,850.00	Jun 2021	(63,486)
	Total Call Options Written				(156,220)
	(Premiums received $133,958)
Net Other Assets and Liabilities – 2.8%	143,771
Net Assets – 100.0%	$5,204,367

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged to cover index options written.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $404,780 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $153,947. The net unrealized appreciation was $250,833. The unrealized amounts presented are inclusive of derivative contracts.
ADR	American Depositary Receipt
See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,954,907	$ 4,954,907	$ —	$ —
Real Estate Investment Trusts*	175,250	175,250	—	—
Master Limited Partnerships*	11,790	11,790	—	—
Total Investments	5,141,947	5,141,947	—	—
Put Options Purchased	74,869	58,029	16,840	—
Total	$ 5,216,816	$ 5,199,976	$ 16,840	$—
LIABILITIES TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (156,220)	$ (156,220)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Banks – 9.8%
1,620,558	Bank of America Corp.	$62,699,389
850,690	Citigroup, Inc.	61,887,697
407,042	JPMorgan Chase & Co.	61,964,004
351,209	PNC Financial Services Group (The), Inc.	61,605,571
857,110	Popular, Inc.	60,271,975
		308,428,636
	Capital Markets – 5.7%
1,339,523	Bank of New York Mellon (The) Corp.	63,346,043
181,152	Goldman Sachs Group (The), Inc.	59,236,704
748,507	Morgan Stanley	58,129,053
		180,711,800
	Chemicals – 2.0%
228,782	Air Products & Chemicals, Inc.	64,365,528
	Communications Equipment – 2.1%
1,275,556	Cisco Systems, Inc.	65,959,001
	Consumer Finance – 4.0%
1,372,611	Ally Financial, Inc.	62,055,743
441,160	American Express Co.	62,397,671
		124,453,414
	Diversified Financial Services – 1.8%
1,840,353	Jefferies Financial Group, Inc.	55,394,625
	Entertainment – 2.0%
684,346	Activision Blizzard, Inc.	63,644,178
	Food Products – 2.0%
1,097,326	Archer-Daniels-Midland Co.	62,547,582
	Health Care Providers & Services – 4.0%
174,678	Anthem, Inc.	62,700,668
151,025	Humana, Inc.	63,317,231
		126,017,899
	Household Durables – 4.2%
743,297	DR Horton, Inc.	66,242,629
1,269,200	PulteGroup, Inc.	66,556,848
		132,799,477
	Industrial Conglomerates – 2.0%
291,366	Honeywell International, Inc.	63,246,818
	Insurance – 9.9%
1,216,530	Aflac, Inc.	62,262,005
543,389	Allstate (The) Corp.	62,435,396
1,574,134	Fidelity National Financial, Inc.	64,004,288
Shares	Description	Value

	Insurance (Continued)
920,578	Hartford Financial Services Group (The), Inc.	$61,485,405
1,009,539	MetLife, Inc.	61,369,876
		311,556,970
	IT Services – 10.1%
234,519	Accenture PLC, Class A	64,785,874
335,987	Automatic Data Processing, Inc.	63,323,470
811,277	Cognizant Technology Solutions Corp., Class A	63,376,959
174,444	Mastercard, Inc., Class A	62,110,786
297,975	Visa, Inc., Class A	63,090,247
		316,687,336
	Leisure Products – 1.9%
619,954	Brunswick Corp.	59,125,013
	Machinery – 3.9%
234,554	Cummins, Inc.	60,775,287
275,636	Snap-on, Inc.	63,600,251
		124,375,538
	Media – 1.7%
1,444,852	Fox Corp., Class A	52,173,606
	Metals & Mining – 1.9%
1,005,822	Newmont Corp.	60,620,892
	Paper & Forest Products – 2.0%
1,149,186	Louisiana-Pacific Corp.	63,733,855
	Semiconductors & Semiconductor Equipment – 14.6%
536,619	Applied Materials, Inc.	71,692,298
964,071	Intel Corp.	61,700,544
113,965	Lam Research Corp.	67,836,527
121,186	NVIDIA Corp.	64,704,841
474,140	QUALCOMM, Inc.	62,866,223
353,150	Skyworks Solutions, Inc.	64,795,962
351,552	Texas Instruments, Inc.	66,439,812
		460,036,207
	Software – 4.1%
269,439	Microsoft Corp.	63,525,633
936,537	Oracle Corp.	65,716,801
		129,242,434
	Specialty Retail – 3.9%
521,327	Best Buy Co., Inc.	59,853,553
354,856	Williams-Sonoma, Inc.	63,590,195
		123,443,748
	Technology Hardware, Storage & Peripherals – 6.1%
517,049	Apple, Inc.	63,157,535

See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
2,064,212	HP, Inc.	$65,538,731
879,322	NetApp, Inc.	63,900,330
		192,596,596
	Total Investments – 99.7%	3,141,161,153
	(Cost $2,752,542,132) (a)
	Net Other Assets and Liabilities – 0.3%	8,298,426
	Net Assets – 100.0%	$3,149,459,579

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $410,911,122 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,292,101. The net unrealized appreciation was $388,619,021.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,141,161,153	$ 3,141,161,153	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 100.0%
	Capital Markets (a) – 100.0%
9,137,168	First Trust Consumer Discretionary AlphaDEX® Fund	$531,783,177
9,423,529	First Trust Industrials/Producer Durables AlphaDEX® Fund	533,842,918
16,292,776	First Trust Nasdaq Transportation ETF	536,664,490
3,378,723	First Trust NASDAQ-100- Technology Sector Index Fund	487,211,857
4,209,910	First Trust Technology AlphaDEX® Fund	478,372,073
	Total Investments – 100.0%	2,567,874,515
	(Cost $1,640,292,951) (b)
	Net Other Assets and Liabilities – 0.0%	634,765
	Net Assets – 100.0%	$2,568,509,280

(a)	Represents investments in affiliated funds.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $927,581,564 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $927,581,564.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 2,567,874,515	$ 2,567,874,515	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Banks – 10.6%
18,582	1st Source Corp.	$884,132
40,334	Associated Banc-Corp.	860,728
23,908	Bryn Mawr Bank Corp.	1,088,053
63,466	First Commonwealth Financial Corp.	912,006
39,909	First Financial Bancorp	957,816
19,594	First Financial Corp.	881,926
19,272	First Merchants Corp.	896,148
45,385	First Midwest Bancorp, Inc.	994,385
73,255	FNB Corp.	930,339
56,070	Fulton Financial Corp.	954,872
22,859	German American Bancorp, Inc.	1,056,543
17,972	Heartland Financial USA, Inc.	903,273
13,491	Lakeland Financial Corp.	933,442
89,871	Macatawa Bank Corp.	894,216
27,948	Mercantile Bank Corp.	907,472
30,026	MidWestOne Financial Group, Inc.	929,905
44,542	Old National Bancorp	861,442
25,871	Peoples Bancorp, Inc.	858,141
19,270	QCR Holdings, Inc.	909,929
37,931	West Bancorporation, Inc.	913,758
		18,528,526
	Commercial Services & Supplies – 7.0%
57,975	Clean Harbors, Inc. (a)	4,873,379
78,069	Heritage-Crystal Clean, Inc. (a)	2,118,012
124,183	U.S. Ecology, Inc. (a)	5,170,980
		12,162,371
	Construction & Engineering – 36.3%
128,898	Aegion Corp. (a)	3,705,817
279,147	APi Group Corp. (a) (b) (c)	5,772,760
78,179	Arcosa, Inc.	5,088,671
84,558	Comfort Systems USA, Inc.	6,322,402
74,200	Construction Partners, Inc., Class A (a)	2,217,096
24,170	Dycom Industries, Inc. (a)	2,244,184
48,591	EMCOR Group, Inc.	5,449,967
56,672	MasTec, Inc. (a)	5,310,166
76,536	MYR Group, Inc. (a)	5,485,335
59,002	Northwest Pipe Co. (a)	1,971,847
45,658	NV5 Global, Inc. (a)	4,409,193
139,590	Primoris Services Corp.	4,624,617
63,213	Quanta Services, Inc.	5,561,480
125,549	Sterling Construction Co., Inc. (a)	2,912,737
108,980	Tutor Perini Corp. (a)	2,065,171
		63,141,443
	Electrical Equipment – 16.1%
92,947	Array Technologies, Inc. (a)	2,771,679
Shares	Description	Value

	Electrical Equipment (Continued)
77,470	Atkore International Group, Inc. (a)	$5,570,093
77,562	Encore Wire Corp.	5,206,737
18,595	Generac Holdings, Inc. (a)	6,088,933
28,039	Hubbell, Inc.	5,240,209
92,628	Powell Industries, Inc.	3,137,310
		28,014,961
	Machinery – 30.0%
72,304	Astec Industries, Inc.	5,453,168
116,252	Blue Bird Corp. (a)	2,909,787
106,299	Douglas Dynamics, Inc.	4,905,699
108,347	Evoqua Water Technologies Corp. (a)	2,849,526
136,669	Federal Signal Corp.	5,234,423
370,830	Mueller Water Products, Inc., Class A	5,150,829
18,996	Proto Labs, Inc. (a)	2,312,763
25,895	RBC Bearings, Inc. (a)	5,095,359
110,778	Shyft Group (The), Inc.	4,120,942
83,427	SPX Corp. (a)	4,861,291
141,208	TriMas Corp. (a)	4,281,426
263,581	Wabash National Corp.	4,955,323
		52,130,536
	Total Investments – 100.0%	173,977,837
	(Cost $147,566,407) (d)
	Net Other Assets and Liabilities – 0.0%	68,935
	Net Assets – 100.0%	$174,046,772

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $27,777,834 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,366,404. The net unrealized appreciation was $26,411,430.

See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 173,977,837	$ 173,977,837	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 73.3%
	Aerospace & Defense – 1.4%
6,458	Raytheon Technologies Corp.	$499,010
	Air Freight & Logistics – 1.2%
2,528	United Parcel Service, Inc., Class B	429,735
	Banks – 23.8%
8,673	Bank of America Corp.	335,558
20,113	Citizens Financial Group, Inc.	887,989
14,344	Comerica, Inc.	1,029,039
23,136	Fifth Third Bancorp	866,443
55,605	First Horizon Corp.	940,280
59,330	Huntington Bancshares, Inc.	932,668
3,073	JPMorgan Chase & Co.	467,803
44,850	KeyCorp	896,103
3,605	PNC Financial Services Group (The), Inc.	632,353
41,958	Regions Financial Corp.	866,852
8,673	Zions Bancorp N.A.	476,668
		8,331,756
	Capital Markets – 6.1%
1,340	Ameriprise Financial, Inc.	311,483
15,120	Ares Management Corp., Class A	847,173
39,168	Invesco, Ltd.	987,817
		2,146,473
	Chemicals – 1.6%
11,859	CF Industries Holdings, Inc.	538,161
	Consumer Finance – 5.0%
6,791	Ally Financial, Inc.	307,021
38,756	Santander Consumer USA Holdings, Inc.	1,048,738
9,820	Synchrony Financial	399,281
		1,755,040
	Energy Equipment & Services – 1.8%
28,684	Baker Hughes Co.	619,861
	Food & Staples Retailing – 1.0%
4,446	Sysco Corp.	350,078
	Food Products – 1.7%
7,606	Bunge Ltd.	602,928
	Household Durables – 4.5%
1,965	Garmin Ltd.	259,085
16,674	Leggett & Platt, Inc.	761,168
2,568	Whirlpool Corp.	565,859
		1,586,112
Shares	Description	Value

	Independent Power & Renewable Electricity Producers – 1.2%
15,671	AES (The) Corp.	$420,139
	Insurance – 2.0%
15,242	American International Group, Inc.	704,333
	Machinery – 3.6%
1,271	Cummins, Inc.	329,329
1,320	Illinois Tool Works, Inc.	292,406
2,770	Snap-on, Inc.	639,150
		1,260,885
	Media – 1.9%
2,041	Nexstar Media Group, Inc., Class A	286,618
8,673	ViacomCBS, Inc., Class B	391,152
		677,770
	Oil, Gas & Consumable Fuels – 6.6%
17,493	Devon Energy Corp.	382,222
37,866	ONEOK, Inc.	1,918,292
		2,300,514
	Semiconductors & Semiconductor Equipment – 3.2%
1,532	Broadcom, Inc.	710,327
2,226	Texas Instruments, Inc.	420,692
		1,131,019
	Specialty Retail – 1.0%
1,105	Home Depot (The), Inc.	337,301
	Technology Hardware, Storage & Peripherals – 3.3%
15,161	Seagate Technology PLC	1,163,607
	Trading Companies & Distributors – 2.4%
4,940	Fastenal Co.	248,383
2,237	Watsco, Inc.	583,298
		831,681
	Total Common Stocks	25,686,403
	(Cost $22,430,018)
REAL ESTATE INVESTMENT TRUSTS – 26.2%
	Equity Real Estate Investment Trusts – 20.1%
2,345	EastGroup Properties, Inc.	335,992
6,458	Extra Space Storage, Inc.	856,008
8,991	Invitation Homes, Inc.	287,622
16,169	Simon Property Group, Inc.	1,839,547
29,751	STORE Capital Corp.	996,659
16,695	Ventas, Inc.	890,511

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
42,674	VICI Properties, Inc.	$1,205,114
17,782	Weyerhaeuser Co.	633,039
		7,044,492
	Mortgage Real Estate Investment Trusts – 6.1%
85,977	Starwood Property Trust, Inc.	2,127,071
	Total Real Estate Investment Trusts	9,171,563
	(Cost $7,616,328)
	Total Investments – 99.5%	34,857,966
	(Cost $30,046,346) (a)
	Net Other Assets and Liabilities – 0.5%	192,322
	Net Assets – 100.0%	$35,050,288

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,860,669 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $49,049. The net unrealized appreciation was $4,811,620.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 25,686,403	$ 25,686,403	$ —	$ —
Real Estate Investment Trusts*	9,171,563	9,171,563	—	—
Total Investments	$ 34,857,966	$ 34,857,966	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 100.0%
	Capital Markets (a) – 100.0%
1,444,491	First Trust BICK Index Fund	$54,342,762
948,086	First Trust Chindia ETF	58,231,442
1,393,907	First Trust Europe AlphaDEX® Fund	56,676,259
1,044,548	First Trust Germany AlphaDEX® Fund	56,112,805
899,264	First Trust Switzerland AlphaDEX® Fund	55,538,545
	Total Investments – 100.0%	280,901,813
	(Cost $222,968,529) (b)
	Net Other Assets and Liabilities – 0.0%	127,520
	Net Assets – 100.0%	$281,029,333

(a)	Represents investments in affiliated funds.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $57,933,284 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $57,933,284.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 280,901,813	$ 280,901,813	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 100.0%
	Capital Markets (a) – 100.0%
804,283	First Trust Consumer Discretionary AlphaDEX® Fund	$46,809,271
829,490	First Trust Industrials/Producer Durables AlphaDEX® Fund	46,990,608
1,434,143	First Trust Nasdaq Transportation ETF	47,238,949
297,406	First Trust NASDAQ-100-Technology Sector Index Fund	42,885,945
370,570	First Trust Technology AlphaDEX® Fund	42,107,869
	Total Investments – 100.0%	226,032,642
	(Cost $166,906,959) (b)
	Net Other Assets and Liabilities – 0.0%	53,978
	Net Assets – 100.0%	$226,086,620

(a)	Represents investments in affiliated funds.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $59,125,683 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $59,125,683.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 226,032,642	$ 226,032,642	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2021 (Unaudited)
	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	First Trust S&P International Dividend Aristocrats ETF (FID)	First Trust BuyWrite Income ETF (FTHI)
ASSETS:
Investments, at value - Unaffiliated	$ 1,483,572,609	$ 377,114,840	$ 32,065,175	$ 59,564,604
Investments, at value - Affiliated	—	89,808,581	—	—
Total investments, at value	1,483,572,609	466,923,421	32,065,175	59,564,604
Cash	587,573	383,684	930,801	2,459,286
Cash held at broker	—	—	—	9,308
Foreign currency	—	—	33,251	—
Options purchased, at value	—	—	—	—
Receivables:
Dividends	1,724,866	1,473,719	180,031	75,765
Dividend reclaims	172,631	4,153	37,403	977
Fund shares sold	—	—	—	—
Investment securities sold	—	—	1,136,444	—
Total Assets	1,486,057,679	468,784,977	34,383,105	62,109,940
LIABILITIES:
Options written, at value	—	—	—	1,469,681
Payables:
Investment advisory fees	614,550	192,048	15,916	43,744
Fund shares redeemed	—	—	—	—
Investment securities purchased	—	—	1,997,433	—
Total Liabilities	614,550	192,048	2,013,349	1,513,425
NET ASSETS	$1,485,443,129	$468,592,929	$32,369,756	$60,596,515
NET ASSETS consist of:
Paid-in capital	$ 1,083,094,588	$ 699,167,960	$ 35,812,347	$ 73,393,748
Par value	275,550	289,500	18,500	28,742
Accumulated distributable earnings (loss)	402,072,991	(230,864,531)	(3,461,091)	(12,825,975)
NET ASSETS	$1,485,443,129	$468,592,929	$32,369,756	$60,596,515
NET ASSET VALUE, per share	$53.91	$16.19	$17.50	$21.08
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	27,555,000	28,950,002	1,850,002	2,874,201
Investments, at cost - Unaffiliated	$1,066,985,532	$352,368,734	$30,347,206	$53,725,733
Investments, at cost - Affiliated	$—	$90,340,027	$—	$—
Total investments, at cost	$1,066,985,532	$442,708,761	$30,347,206	$53,725,733
Foreign currency, at cost (proceeds)	$—	$—	$33,290	$—
Premiums received on options written	$—	$—	$—	$1,397,736
Premiums paid on options purchased	$—	$—	$—	$—

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)	First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

$ 5,141,947	$ 3,141,161,153	$—	$ 173,977,837	$ 34,857,966	$—	$—
—	—	2,567,874,515	—	—	280,901,813	226,032,642
5,141,947	3,141,161,153	2,567,874,515	173,977,837	34,857,966	280,901,813	226,032,642
135,797	5,752,139	1,275,248	125,565	74,381	200,005	110,834
4,582	—	—	—	—	—	—
—	—	—	—	—	—	—
74,869	—	—	—	—	—	—

6,529	3,669,398	—	24,201	137,342	—	—
639	—	—	—	5,616	—	—
—	29,581,896	2,210,071	8,067,120	—	—	—
—	—	—	—	1,458,444	—	—
5,364,363	3,180,164,586	2,571,359,834	182,194,723	36,533,749	281,101,818	226,143,476

156,220	—	—	—	—	—	—

3,776	1,206,882	641,127	84,017	17,530	72,485	56,856
—	—	—	—	1,465,931	—	—
—	29,498,125	2,209,427	8,063,934	—	—	—
159,996	30,705,007	2,850,554	8,147,951	1,483,461	72,485	56,856
$ 5,204,367	$ 3,149,459,579	$ 2,568,509,280	$ 174,046,772	$ 35,050,288	$ 281,029,333	$ 226,086,620

$ 7,283,803	$ 2,578,461,111	$ 1,782,167,324	$ 173,150,645	$ 43,300,223	$ 375,211,576	$ 206,620,092
2,500	693,000	575,500	43,000	12,000	122,500	66,000
(2,081,936)	570,305,468	785,766,456	853,127	(8,261,935)	(94,304,743)	19,400,528
$ 5,204,367	$ 3,149,459,579	$ 2,568,509,280	$ 174,046,772	$ 35,050,288	$ 281,029,333	$ 226,086,620
$20.82	$45.45	$44.63	$40.48	$29.21	$22.94	$34.26
250,002	69,300,002	57,550,002	4,300,002	1,200,002	12,250,002	6,600,002
$4,795,399	$2,752,542,132	$—	$147,566,407	$30,046,346	$—	$—
$—	$—	$1,640,292,951	$—	$—	$222,968,529	$166,906,959
$4,795,399	$2,752,542,132	$1,640,292,951	$147,566,407	$30,046,346	$222,968,529	$166,906,959
$—	$—	$—	$—	$—	$—	$—
$133,958	$—	$—	$—	$—	$—	$—
$148,322	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended March 31, 2021 (Unaudited)
	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	First Trust S&P International Dividend Aristocrats ETF (FID)	First Trust BuyWrite Income ETF (FTHI)
INVESTMENT INCOME:
Dividends - Unaffiliated	$ 18,891,236	$ 7,821,364	$ 550,142	$ 819,437
Dividends - Affiliated	—	2,480,170	—	—
Interest	64	77	—	(1,179)
Foreign withholding tax	(564,217)	—	(60,924)	(3,015)
Other	—	3	—	9
Total investment income	18,327,083	10,301,614	489,218	815,252
EXPENSES:
Investment advisory fees	3,379,948	1,376,382	73,599	258,023
Total expenses	3,379,948	1,376,382	73,599	258,023
Fees waived by the investment advisor	—	(269,398)	—	—
Net expenses	3,379,948	1,106,984	73,599	258,023
NET INVESTMENT INCOME (LOSS)	14,947,135	9,194,630	415,619	557,229
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(10,368,110)	14,061,295	123,811	2,633,725
Investments - Affiliated	—	(2,273)	—	—
In-kind redemptions - Unaffiliated	129,467,956	4,346,805	—	4,689,275
In-kind redemptions - Affiliated	—	(18,881)	—	—
Written options contracts	—	—	—	(2,593,486)
Purchased options contracts	—	—	—	—
Foreign currency transactions	—	—	7,197	—
Net realized gain (loss)	119,099,846	18,386,946	131,008	4,729,514
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	157,689,304	64,406,229	4,712,726	2,232,456
Investments - Affiliated	—	2,823,345	—	—
Written options contracts	—	—	—	(310,103)
Purchased options contracts	—	—	—	—
Foreign currency translation	—	—	(3,689)	—
Net change in unrealized appreciation (depreciation)	157,689,304	67,229,574	4,709,037	1,922,353
NET REALIZED AND UNREALIZED GAIN (LOSS)	276,789,150	85,616,520	4,840,045	6,651,867
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 291,736,285	$ 94,811,150	$ 5,255,664	$ 7,209,096

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)	First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

$67,829	$22,367,833	$—	$343,516	$516,541	$—	$—
—	—	2,572,111	—	—	1,532,407	235,034
(158)	110	23	1	3	201	2
(266)	(68,038)	—	—	—	—	—
8	—	—	—	—	—	—
67,413	22,299,905	2,572,134	343,517	516,544	1,532,608	235,036

21,481	4,884,287	3,523,017	291,698	88,807	389,980	331,533
21,481	4,884,287	3,523,017	291,698	88,807	389,980	331,533
—	—	—	—	—	—	—
21,481	4,884,287	3,523,017	291,698	88,807	389,980	331,533
45,932	17,415,618	(950,883)	51,819	427,737	1,142,628	(96,497)

138,438	(25,977,557)	—	1,775,922	1,283,915	—	—
—	—	(2,219,386)	—	—	9,496,199	(198,987)
550,194	300,126,336	—	1,515,240	5,411,868	—	—
—	—	388,470,620	—	—	2,327,823	27,567,549
(102,554)	—	—	—	—	—	—
(196,530)	—	—	—	—	—	—
—	—	—	—	—	—	—
389,548	274,148,779	386,251,234	3,291,162	6,695,783	11,824,022	27,368,562

78,069	331,749,895	—	28,739,227	2,595,841	—	—
—	—	232,690,416	—	—	35,688,640	31,567,314
(78,445)	—	—	—	—	—	—
20,047	—	—	—	—	—	—
—	—	—	—	—	—	—
19,671	331,749,895	232,690,416	28,739,227	2,595,841	35,688,640	31,567,314
409,219	605,898,674	618,941,650	32,030,389	9,291,624	47,512,662	58,935,876
$455,151	$623,314,292	$617,990,767	$32,082,208	$9,719,361	$48,655,290	$58,839,379
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust NASDAQ Technology Dividend Index Fund (TDIV)		Multi-Asset Diversified Income Index Fund (MDIV)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended 9/30/2020	Six Months Ended 3/31/2021 (Unaudited)	Year Ended 9/30/2020
OPERATIONS:
Net investment income (loss)	$ 14,947,135	$ 25,584,561	$ 9,194,630	$ 22,694,265
Net realized gain (loss)	119,099,846	55,107,604	18,386,946	(141,123,206)
Net change in unrealized appreciation (depreciation)	157,689,304	50,196,118	67,229,574	(47,081,173)
Net increase (decrease) in net assets resulting from operations	291,736,285	130,888,283	94,811,150	(165,510,114)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(15,541,868)	(25,845,943)	(12,524,256)	(29,891,031)
Return of capital	—	—	—	(6,494,411)
Total distributions to shareholders	(15,541,868)	(25,845,943)	(12,524,256)	(36,385,442)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	266,455,350	417,634,746	744,042	134,635,982
Cost of shares redeemed	(302,484,051)	(287,956,521)	(55,163,664)	(207,999,717)
Net increase (decrease) in net assets resulting from shareholder transactions	(36,028,701)	129,678,225	(54,419,622)	(73,363,735)
Total increase (decrease) in net assets	240,165,716	234,720,565	27,867,272	(275,259,291)
NET ASSETS:
Beginning of period	1,245,277,413	1,010,556,848	440,725,657	715,984,948
End of period	$1,485,443,129	$1,245,277,413	$468,592,929	$440,725,657
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	28,405,000	25,205,000	32,600,002	38,850,002
Shares sold	5,150,000	9,900,000	50,000	8,900,000
Shares redeemed	(6,000,000)	(6,700,000)	(3,700,000)	(15,150,000)
Shares outstanding, end of period	27,555,000	28,405,000	28,950,002	32,600,002

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)		First Trust BuyWrite Income ETF (FTHI)
Six Months Ended 3/31/2021 (Unaudited)	Year Ended 9/30/2020	Six Months Ended 3/31/2021 (Unaudited)	Year Ended 9/30/2020

$ 415,619	$ 699,823	$ 557,229	$ 778,752
131,008	(721,222)	4,729,514	(9,889,308)
4,709,037	(3,017,870)	1,922,353	(865,038)
5,255,664	(3,039,269)	7,209,096	(9,975,594)

(388,830)	(721,161)	(1,435,617)	(781,626)
—	—	—	(2,497,607)
(388,830)	(721,161)	(1,435,617)	(3,279,233)

9,112,879	18,764,075	17,029,124	39,555,388
—	(16,291,697)	(21,938,847)	(46,722,420)
9,112,879	2,472,378	(4,909,723)	(7,167,032)
13,979,713	(1,288,052)	863,756	(20,421,859)

18,390,043	19,678,095	59,732,759	80,154,618
$32,369,756	$18,390,043	$60,596,515	$59,732,759

1,300,002	1,150,002	3,124,201	3,574,201
550,000	1,150,000	850,000	1,800,000
—	(1,000,000)	(1,100,000)	(2,250,000)
1,850,002	1,300,002	2,874,201	3,124,201
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Hedged BuyWrite Income ETF (FTLB)		First Trust Rising Dividend Achievers ETF (RDVY)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended 9/30/2020	Six Months Ended 3/31/2021 (Unaudited)	Year Ended 9/30/2020
OPERATIONS:
Net investment income (loss)	$ 45,932	$ 65,150	$ 17,415,618	$ 21,146,569
Net realized gain (loss)	389,548	(655,602)	274,148,779	(19,747,798)
Net change in unrealized appreciation (depreciation)	19,671	(221,236)	331,749,895	26,519,084
Net increase (decrease) in net assets resulting from operations	455,151	(811,688)	623,314,292	27,917,855
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(82,501)	(66,215)	(17,706,801)	(21,259,226)
Return of capital	—	(145,536)	—	—
Total distributions to shareholders	(82,501)	(211,751)	(17,706,801)	(21,259,226)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,999,740	2,225,023	2,520,492,231	768,157,359
Cost of shares redeemed	(2,974,588)	(5,313,879)	(1,268,737,362)	(314,875,007)
Net increase (decrease) in net assets resulting from shareholder transactions	25,152	(3,088,856)	1,251,754,869	453,282,352
Total increase (decrease) in net assets	397,802	(4,112,295)	1,857,362,360	459,940,981
NET ASSETS:
Beginning of period	4,806,565	8,918,860	1,292,097,219	832,156,238
End of period	$5,204,367	$4,806,565	$3,149,459,579	$1,292,097,219
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	250,002	400,002	39,550,002	26,150,002
Shares sold	150,000	100,000	58,500,000	23,650,000
Shares redeemed	(150,000)	(250,000)	(28,750,000)	(10,250,000)
Shares outstanding, end of period	250,002	250,002	69,300,002	39,550,002

See Notes to Financial Statements

First Trust Dorsey Wright Focus 5 ETF (FV)		First Trust RBA American Industrial Renaissance® ETF (AIRR)
Six Months Ended 3/31/2021 (Unaudited)	Year Ended 9/30/2020	Six Months Ended 3/31/2021 (Unaudited)	Year Ended 9/30/2020

$ (950,883)	$ 6,401,620	$ 51,819	$ (89,967)
386,251,234	31,497,770	3,291,162	(2,398,150)
232,690,416	200,093,791	28,739,227	(810,384)
617,990,767	237,993,181	32,082,208	(3,298,501)

—	(7,981,650)	(54,300)	(144,765)
—	—	—	—
—	(7,981,650)	(54,300)	(144,765)

538,717,366	147,416,934	99,330,278	12,492,884
(635,690,527)	(678,198,985)	(4,824,738)	(28,435,922)
(96,973,161)	(530,782,051)	94,505,540	(15,943,038)
521,017,606	(300,770,520)	126,533,448	(19,386,304)

2,047,491,674	2,348,262,194	47,513,324	66,899,628
$2,568,509,280	$2,047,491,674	$174,046,772	$47,513,324

60,050,002	79,250,002	1,850,002	2,500,002
12,550,000	4,850,000	2,600,000	550,000
(15,050,000)	(24,050,000)	(150,000)	(1,200,000)
57,550,002	60,050,002	4,300,002	1,850,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)		First Trust Dorsey Wright International Focus 5 ETF (IFV)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended 9/30/2020	Six Months Ended 3/31/2021 (Unaudited)	Year Ended 9/30/2020
OPERATIONS:
Net investment income (loss)	$ 427,737	$ 1,180,697	$ 1,142,628	$ 10,938,339
Net realized gain (loss)	6,695,783	(13,664,469)	11,824,022	(66,943,279)
Net change in unrealized appreciation (depreciation)	2,595,841	(284,910)	35,688,640	29,254,408
Net increase (decrease) in net assets resulting from operations	9,719,361	(12,768,682)	48,655,290	(26,750,532)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(316,521)	(1,297,931)	(1,298,965)	(11,181,681)
Return of capital	—	—	—	—
Total distributions to shareholders	(316,521)	(1,297,931)	(1,298,965)	(11,181,681)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	23,921,144	34,251,548	27,345,487	20,996,726
Cost of shares redeemed	(27,758,053)	(35,013,136)	(12,124,591)	(218,369,257)
Net increase (decrease) in net assets resulting from shareholder transactions	(3,836,909)	(761,588)	15,220,896	(197,372,531)
Total increase (decrease) in net assets	5,565,931	(14,828,201)	62,577,221	(235,304,744)
NET ASSETS:
Beginning of period	29,484,357	44,312,558	218,452,112	453,756,856
End of period	$35,050,288	$29,484,357	$281,029,333	$218,452,112
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,400,002	1,700,002	11,600,002	23,800,002
Shares sold	900,000	1,300,000	1,250,000	1,150,000
Shares redeemed	(1,100,000)	(1,600,000)	(600,000)	(13,350,000)
Shares outstanding, end of period	1,200,002	1,400,002	12,250,002	11,600,002

See Notes to Financial Statements

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Six Months Ended 3/31/2021 (Unaudited)	Year Ended 9/30/2020

$ (96,497)	$ 1,791,678
27,368,562	2,141,868
31,567,314	(17,899,725)
58,839,379	(13,966,179)

—	(2,183,455)
—	—
—	(2,183,455)

48,049,549	17,694,882
(104,556,307)	(246,044,671)
(56,506,758)	(228,349,789)
2,332,621	(244,499,423)

223,753,999	468,253,422
$226,086,620	$223,753,999

8,550,002	17,700,002
1,450,000	750,000
(3,400,000)	(9,900,000)
6,600,002	8,550,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 43.84	$ 40.09	$ 38.38	$ 32.39	$ 29.33	$ 24.23
Income from investment operations:
Net investment income (loss)	0.54	0.93	0.97	0.96	0.80	0.80
Net realized and unrealized gain (loss)	10.09	3.77	1.71	5.90	3.01	5.02
Total from investment operations	10.63	4.70	2.68	6.86	3.81	5.82
Distributions paid to shareholders from:
Net investment income	(0.56)	(0.95)	(0.97)	(0.87)	(0.75)	(0.72)
Net asset value, end of period	$53.91	$43.84	$40.09	$38.38	$32.39	$29.33
Total return (a)	24.34%	11.91%	7.21%	21.37%	13.10%	24.31%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,485,443	$ 1,245,277	$ 1,010,557	$ 948,172	$ 717,616	$ 572,100
Ratio of total expenses to average net assets	0.50% (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.21% (b)	2.28%	2.59%	2.70%	2.64%	3.01%
Portfolio turnover rate (c)	15%	49%	37%	27%	26%	30%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Multi-Asset Diversified Income Index Fund (MDIV)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 13.52	$ 18.43	$ 18.54	$ 19.22	$ 18.89	$ 18.37
Income from investment operations:
Net investment income (loss)	0.30	0.57	0.83	0.87	0.81	0.83
Net realized and unrealized gain (loss)	2.78	(4.52)	0.18	(0.36)	0.59	0.94
Total from investment operations	3.08	(3.95)	1.01	0.51	1.40	1.77
Distributions paid to shareholders from:
Net investment income	(0.41)	(0.79)	(0.77)	(0.76)	(0.82)	(0.85)
Return of capital	—	(0.17)	(0.35)	(0.43)	(0.25)	(0.40)
Total distributions	(0.41)	(0.96)	(1.12)	(1.19)	(1.07)	(1.25)
Net asset value, end of period	$16.19	$13.52	$18.43	$18.54	$19.22	$18.89
Total return (a)	23.08%	(21.89)%	5.74%	2.82%	7.56%	9.86%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 468,593	$ 440,726	$ 715,985	$ 683,960	$ 850,403	$ 873,524
Ratio of total expenses to average net assets (b)	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net expenses to average net assets (b)	0.48% (c)	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets	4.01% (c)	3.86%	4.58%	4.62%	4.25%	4.25%
Portfolio turnover rate (d)	45%	106%	73%	84%	82%	115%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P International Dividend Aristocrats ETF (FID)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 14.15	$ 17.11	$ 17.19	$ 18.52	$ 17.28	$ 15.85
Income from investment operations:
Net investment income (loss)	0.25	0.64	0.63	0.85	0.77	0.77
Net realized and unrealized gain (loss)	3.35	(2.93)	(0.08)	(1.26)	1.39	1.34
Total from investment operations	3.60	(2.29)	0.55	(0.41)	2.16	2.11
Distributions paid to shareholders from:
Net investment income	(0.25)	(0.67)	(0.63)	(0.92)	(0.92)	(0.68)
Net asset value, end of period	$17.50	$14.15	$17.11	$17.19	$18.52	$17.28
Total return (a)	25.61%	(13.62)%	3.38%	(2.35)%	12.96%	13.57%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 32,370	$ 18,390	$ 19,678	$ 13,753	$ 12,038	$ 12,962
Ratio of total expenses to average net assets	0.60% (b)	0.60%	0.60%	0.69% (c)	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	3.39% (b)	4.03%	4.01%	4.70%	4.36%	4.52%
Portfolio turnover rate (d)	61%	81%	44%	196% (e)	129%	151%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	On August 30, 2018, the Fund also reduced the annual management fee payable to First Trust, from 0.70% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective August 30, 2018, which resulted in a complete rebalance of the Fund’s portfolio.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust BuyWrite Income ETF (FTHI)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 19.12	$ 22.43	$ 23.28	$ 22.54	$ 20.57	$ 19.12
Income from investment operations:
Net investment income (loss)	0.17	0.23	0.40	0.35	0.30	0.34
Net realized and unrealized gain (loss)	2.27	(2.58)	(0.29)	1.35	2.60	2.06
Total from investment operations	2.44	(2.35)	0.11	1.70	2.90	2.40
Distributions paid to shareholders from:
Net investment income	(0.48)	(0.23)	(0.86)	(0.96)	(0.13)	(0.35)
Return of capital	—	(0.73)	(0.10)	—	(0.80)	(0.60)
Total distributions	(0.48)	(0.96)	(0.96)	(0.96)	(0.93)	(0.95)
Net asset value, end of period	$21.08	$19.12	$22.43	$23.28	$22.54	$20.57
Total return (a)	12.92%	(10.63)%	0.72%	8.12%	13.93%	12.80%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 60,597	$ 59,733	$ 80,155	$ 66,898	$ 52,385	$ 7,198
Ratio of total expenses to average net assets	0.85% (b)	0.85%	0.85%	0.85%	0.87% (c)	0.85%
Ratio of net investment income (loss) to average net assets	1.84% (b)	1.10%	1.43%	1.34%	1.43%	1.78%
Portfolio turnover rate (d)	124%	210%	209%	239%	315% (e)	139%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes reorganization fees. If this reorganization fee was not included, the expense ratio would have been 0.85%.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e)	The variation in the portfolio turnover rate is due to the rebalance of the portfolio that occurred shortly after the reorganization of FTHI with the First Trust Dividend and Income Fund.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Hedged BuyWrite Income ETF (FTLB)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 19.23	$ 22.30	$ 22.92	$ 22.27	$ 20.38	$ 19.05
Income from investment operations:
Net investment income (loss)	0.18	0.21	0.27	0.40	0.38	0.24
Net realized and unrealized gain (loss)	1.74	(2.62)	(0.23)	0.91	2.14	1.74
Total from investment operations	1.92	(2.41)	0.04	1.31	2.52	1.98
Distributions paid to shareholders from:
Net investment income	(0.33)	(0.21)	(0.58)	(0.66)	(0.63)	(0.36)
Return of capital	—	(0.45)	(0.08)	—	—	(0.29)
Total distributions	(0.33)	(0.66)	(0.66)	(0.66)	(0.63)	(0.65)
Net asset value, end of period	$20.82	$19.23	$22.30	$22.92	$22.27	$20.38
Total return (a)	10.06%	(10.98)%	0.29%	5.95%	12.57%	10.53%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 5,204	$ 4,807	$ 8,919	$ 13,751	$ 7,794	$ 4,077
Ratio of total expenses to average net assets	0.85% (b)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	1.82% (b)	0.96%	1.40%	1.32%	1.45%	1.79%
Portfolio turnover rate (c)	127%	207%	205%	219%	184%	143%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Rising Dividend Achievers ETF (RDVY)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 32.67	$ 31.82	$ 31.54	$ 27.84	$ 22.12	$ 20.34
Income from investment operations:
Net investment income (loss)	0.32	0.58	0.54	0.41	0.34	0.53
Net realized and unrealized gain (loss)	12.79	0.86	0.27	3.68	5.73	1.86
Total from investment operations	13.11	1.44	0.81	4.09	6.07	2.39
Distributions paid to shareholders from:
Net investment income	(0.33)	(0.59)	(0.53)	(0.39)	(0.35)	(0.54)
Net realized gain	—	—	—	—	—	(0.07)
Total distributions	(0.33)	(0.59)	(0.53)	(0.39)	(0.35)	(0.61)
Net asset value, end of period	$45.45	$32.67	$31.82	$31.54	$27.84	$22.12
Total return (a)	40.21%	4.61%	2.72%	14.78%	27.53%	11.98%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,149,460	$ 1,292,097	$ 832,156	$ 690,709	$ 271,405	$ 27,646
Ratio of total expenses to average net assets	0.50% (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	1.78% (b)	1.89%	1.85%	1.50%	1.60%	2.50%
Portfolio turnover rate (c)	57%	62%	63%	40%	46%	66%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Focus 5 ETF (FV)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 34.10	$ 29.63	$ 30.93	$ 26.17	$ 22.91	$ 21.91
Income from investment operations:
Net investment income (loss)	(0.02)	0.09	0.11	0.09	0.21	0.16
Net realized and unrealized gain (loss)	10.55	4.49	(1.31)	4.83	3.25	0.96
Total from investment operations	10.53	4.58	(1.20)	4.92	3.46	1.12
Distributions paid to shareholders from:
Net investment income	—	(0.11)	(0.10)	(0.16)	(0.20)	(0.12)
Net asset value, end of period	$44.63	$34.10	$29.63	$30.93	$26.17	$22.91
Total return (a)	30.88%	15.50%	(3.92)%	18.91%	15.16%	5.10%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 2,568,509	$ 2,047,492	$ 2,348,262	$ 2,858,225	$ 2,397,352	$ 3,055,465
Ratio of total expenses to average net assets (b)	0.30% (c)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	(0.08)% (c)	0.30%	0.34%	0.30%	0.74%	0.62%
Portfolio turnover rate (d)	21%	72%	65%	44%	66%	42%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RBA American Industrial Renaissance® ETF (AIRR)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 25.68	$ 26.76	$ 27.93	$ 26.04	$ 20.49	$ 15.31
Income from investment operations:
Net investment income (loss)	0.01	(0.03)	0.10 (a)	0.09	0.08 (a)	0.08 (a)
Net realized and unrealized gain (loss)	14.81	(0.98)	(1.21)	1.88	5.53	5.16
Total from investment operations	14.82	(1.01)	(1.11)	1.97	5.61	5.24
Distributions paid to shareholders from:
Net investment income	(0.02)	(0.07)	(0.06)	(0.08)	(0.06)	(0.06)
Net asset value, end of period	$40.48	$25.68	$26.76	$27.93	$26.04	$20.49
Total return (b)	57.74%	(3.81)%	(3.95)%	7.56%	27.39%	34.27%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 174,047	$ 47,513	$ 66,900	$ 195,500	$ 169,282	$ 20,492
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.12% (c)	(0.18)%	0.40%	0.32%	0.33%	0.47%
Portfolio turnover rate (d)	17%	45%	58%	35%	52%	62%

(a)	Based on average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 21.06	$ 26.07	$ 25.15	$ 24.54	$ 22.11	$ 20.10
Income from investment operations:
Net investment income (loss)	0.38	0.68	0.78	0.65	0.60	0.55
Net realized and unrealized gain (loss)	8.05	(4.95)	0.86	0.59	2.44	1.96
Total from investment operations	8.43	(4.27)	1.64	1.24	3.04	2.51
Distributions paid to shareholders from:
Net investment income	(0.28)	(0.74)	(0.72)	(0.63)	(0.61)	(0.50)
Net asset value, end of period	$29.21	$21.06	$26.07	$25.15	$24.54	$22.11
Total return (a)	40.21%	(16.49)%	6.87%	5.10%	13.93%	12.52%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 35,050	$ 29,484	$ 44,313	$ 37,727	$ 28,221	$ 22,107
Ratio of total expenses to average net assets	0.60% (b)	0.60%	0.60%	0.69% (c)	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	2.89% (b)	2.81%	3.50%	2.79%	2.61%	2.79%
Portfolio turnover rate (d)	112%	193%	160%	297% (e)	150%	136%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	On September 6, 2018, the Fund also reduced the annual management fee payable to First Trust, from 0.70% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective September 6, 2018, which resulted in a complete rebalance of the Fund’s portfolio.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright International Focus 5 ETF (IFV)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 18.83	$ 19.07	$ 20.33	$ 21.35	$ 17.55	$ 17.08
Income from investment operations:
Net investment income (loss)	0.10	0.56	0.37	0.33	0.25	0.22
Net realized and unrealized gain (loss)	4.12	(0.23)	(1.26)	(0.93)	3.73	0.52
Total from investment operations	4.22	0.33	(0.89)	(0.60)	3.98	0.74
Distributions paid to shareholders from:
Net investment income	(0.11)	(0.57)	(0.35)	(0.42)	(0.18)	(0.27)
Return of capital	—	—	(0.02)	—	—	—
Total distributions	(0.11)	(0.57)	(0.37)	(0.42)	(0.18)	(0.27)
Net asset value, end of period	$22.94	$18.83	$19.07	$20.33	$21.35	$17.55
Total return (a)	22.43%	1.75%	(4.42)%	(2.91)%	22.71%	4.35%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 281,029	$ 218,452	$ 453,757	$ 774,665	$ 794,132	$ 450,042
Ratio of total expenses to average net assets (b)	0.30% (c)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	0.88% (c)	3.19%	1.89%	1.57%	1.59%	1.14%
Portfolio turnover rate (d)	22%	29%	42%	0%	49%	58%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 26.17	$ 26.45	$ 28.80	$ 24.36	$ 21.32	$ 20.02
Income from investment operations:
Net investment income (loss)	(0.01)	0.13	0.22	0.08	0.17	0.09
Net realized and unrealized gain (loss)	8.10	(0.25)	(2.37)	4.51	3.04	1.25
Total from investment operations	8.09	(0.12)	(2.15)	4.59	3.21	1.34
Distributions paid to shareholders from:
Net investment income	—	(0.16)	(0.20)	(0.15)	(0.16)	(0.04)
Net realized gain	—	—	—	—	(0.01)	—
Total distributions	—	(0.16)	(0.20)	(0.15)	(0.17)	(0.04)
Net asset value, end of period	$34.26	$26.17	$26.45	$28.80	$24.36	$21.32
Total return (b)	30.91%	(0.46)%	(7.46)%	18.91%	15.13%	6.68%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 226,087	$ 223,754	$ 468,253	$ 620,537	$ 328,881	$ 234,540
Ratio of total expenses to average net assets (c)	0.30% (d)	0.30%	0.30%	0.30%	0.30%	0.30% (d)
Ratio of net investment income (loss) to average net assets	(0.09)% (d)	0.54%	0.79%	0.32%	0.80%	1.45% (d)
Portfolio turnover rate (e)	21%	225%	90%	42%	54%	15%

(a)	Inception date is March 17, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty-one exchange-traded funds that are offering shares. This report covers the eleven funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).
First Trust NASDAQ Technology Dividend Index Fund – (ticker “TDIV”)
Multi-Asset Diversified Income Index Fund – (ticker “MDIV”)
First Trust S&P International Dividend Aristocrats ETF – (ticker “FID”)
First Trust BuyWrite Income ETF – (ticker “FTHI”)
First Trust Hedged BuyWrite Income ETF – (ticker “FTLB”)
First Trust Rising Dividend Achievers ETF – (ticker “RDVY”)
First Trust Dorsey Wright Focus 5 ETF – (ticker “FV”)
First Trust RBA American Industrial Renaissance® ETF – (ticker “AIRR”)
First Trust Dorsey Wright Momentum & Dividend ETF – (ticker “DDIV”)
First Trust Dorsey Wright International Focus 5 ETF – (ticker “IFV”)
First Trust Dorsey Wright Dynamic Focus 5 ETF – (ticker “FVC”)
TDIV operates as a non-diversified series of the Trust. By operation of law, each of MDIV, FID, FTHI, FTLB, RDVY, FV, AIRR, DDIV, IFV and FVC operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund, except for FTHI and FTLB, seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust NASDAQ Technology Dividend Index Fund	NASDAQ Technology Dividend IndexSM(1)
Multi-Asset Diversified Income Index Fund	NASDAQ US Multi-Asset Diversified Income IndexSM(1)
First Trust S&P International Dividend Aristocrats ETF	S&P International Dividend Aristocrats Index(2)
First Trust Rising Dividend Achievers ETF	NASDAQ US Rising Dividend Achievers Index(1)
First Trust Dorsey Wright Focus 5 ETF	Dorsey Wright Focus Five Index(3)
First Trust RBA American Industrial Renaissance® ETF	Richard Bernstein Advisors American Industrial Renaissance® Index(4)
First Trust Dorsey Wright Momentum & Dividend ETF	Dorsey Wright Momentum Plus Dividend Yield Index(1)
First Trust Dorsey Wright International Focus 5 ETF	Dorsey Wright International Focus Five Index(3)
First Trust Dorsey Wright Dynamic Focus 5 ETF	Dorsey Wright Dynamic Focus Five Index(3)
(1) This index is developed, maintained and sponsored by Nasdaq, Inc., and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.
(2) This index is developed and maintained by S&P Dow Jones Indices, LLC, and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.
(3) This index is developed and sponsored by Dorsey, Wright & Associates, LLC, maintained by Nasdaq, Inc., and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.
(4) This index is developed and sponsored by Richard Bernstein Advisors LLC, maintained by ICE Data Indices, LLC, and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.
FTHI and FTLB are actively managed exchange-traded funds. The primary investment objective of FTHI is to provide current income. FTHI’s secondary investment objective is to provide capital appreciation. Under normal market conditions, FTHI pursues its investment objectives by investing primarily in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded covered call options on the Standard & Poor’s 500® Index (the “S&P 500”). The Fund employs an option strategy in which it writes U.S. exchange-traded covered call options on the S&P 500 in order to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. A premium is the income received by an investor who sells or writes an option contract to another party. The market value of the option strategy may be up to 20% of the Fund’s overall NAV.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
The investment objective of FTLB is to provide current income. Under normal market conditions, FTLB pursues its investment objective by investing primarily in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of buying U.S. exchange-traded put options on the S&P 500 and writing (selling) U.S. exchange-traded covered call options on the S&P 500. The Fund employs an option strategy in which it writes U.S. exchange-traded covered call options on the S&P 500 in order to seek additional cash flow in the form of premiums on the options. A premium is the income received by an investor who sells or writes an option contract to another party. These premiums may be distributed to shareholders on a monthly basis or used to purchase U.S. exchange-traded put options on the S&P 500 that seek to provide the Fund with downside protection and which are expected to reduce the Fund’s price sensitivity to declining markets. The market value of the option strategy may be up to 20% of the Fund’s overall NAV.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
U.S. Treasuries are fair valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2021, is included with each Fund’s Portfolio of Investments.
B. Option Contracts
FTHI and FTLB are subject to equity price risk in the normal course of pursuing their investment objectives and may write (sell) U.S. exchange-traded covered call options on the S&P 500 to hedge against changes in the value of equities. Additionally, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI and FTLB may write (sell) covered call options or put options (“options”) on all or a portion of the equity securities held in their respective portfolios and on securities indices as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. These two Funds will not write (sell) “naked” or uncovered options. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
Options written (sold) by FTHI and FTLB will either be exercised, expire, or be canceled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option’s strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by each Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. Gain or loss on options is presented separately as “Net realized gain (loss) on written options contracts” on the Statements of Operations.
The index options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option’s expiration date. The stock options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of covered call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a covered option, each Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
FTLB may also purchase U.S. exchange-traded call or put options on the S&P 500 to hedge against changes in the value of equities. The purchase of call or put options involves the risk of loss of all or a part of the cash paid for the put options (the premium). The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options purchased, at value” on the Statements of Assets and Liabilities.
If FTLB elects to exercise a call or put option on the S&P 500, settlement does not occur by the delivery of the securities comprising the Index. FTLB, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a put option to expire, then the equity price risk for purchased options is limited to the premium initially paid. Gain or loss on options is included in “Purchased options contracts” on the Statements of Operations.
C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Affiliated Transactions
MDIV, FV, IFV, and FVC invest in securities of affiliated funds. Each Fund’s investment performance and risks are related to the investment performance and risks of the affiliated funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
Amounts relating to these investments in MDIV at March 31, 2021, and for the six month period then ended are:
Security Name	Shares at 3/31/2021	Value at 9/30/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2021	Dividend Income
First Trust Tactical High Yield ETF	1,846,014	$ 91,385,726	$ 6,711,189	$ (11,090,525)	$ 2,823,345	$ (21,154)	$ 89,808,581	$ 2,480,170
Amounts relating to these investments in FV at March 31, 2021, and for the six month period then ended are:
Security Name	Shares at 3/31/2021	Value at 9/30/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2021	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	9,137,168	$ 400,825,212	$ 107,039,577	$ (120,588,074)	$ 137,979,260	$ 6,527,202	$ 531,783,177	$ 858,524
First Trust Dow Jones Internet Index Fund	—	408,238,044	97,681,774	(580,715,664)	(253,844,665)	328,640,511	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	9,423,529	—	498,857,150	(6,482,575)	41,357,468	110,875	533,842,918	602,582
First Trust Nasdaq Transportation ETF	16,292,776	401,360,989	109,592,029	(134,200,944)	155,603,152	4,309,264	536,664,490	703,451
First Trust NASDAQ-100-Technology Sector Index Fund	3,378,723	412,866,145	107,414,876	(126,379,391)	77,181,095	16,129,132	487,211,857	407,554
First Trust Technology AlphaDEX® Fund	4,209,910	423,428,260	113,728,202	(163,732,745)	74,414,106	30,534,250	478,372,073	—
		$2,046,718,650	$1,034,313,608	$(1,132,099,393)	$232,690,416	$386,251,234	$2,567,874,515	$2,572,111

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
Amounts relating to these investments in IFV at March 31, 2021, and for the six month period then ended are:
Security Name	Shares at 3/31/21	Value at 9/30/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/21	Dividend Income
First Trust BICK Index Fund	1,444,491	$ 43,485,202	$ 5,728,237	$ (7,295,704)	$ 11,702,326	$ 722,701	$ 54,342,762	$ 164,344
First Trust China AlphaDEX® Fund	—	37,830,104	2,985,145	(44,231,573)	(6,091,898)	9,508,222	—	—
First Trust Chindia ETF	948,086	46,198,623	5,954,796	(6,932,045)	11,766,776	1,243,292	58,231,442	109,441
First Trust Europe AlphaDEX® Fund	1,393,907	—	54,457,049	(505,435)	2,714,205	10,440	56,676,259	830,918
First Trust Germany AlphaDEX® Fund	1,044,548	47,933,240	5,684,271	(7,075,402)	9,486,301	84,395	56,112,805	293,074
First Trust Switzerland AlphaDEX® Fund	899,264	42,792,105	8,752,326	(2,371,788)	6,110,930	254,972	55,538,545	134,630
		$218,239,274	$83,561,824	$(68,411,947)	$35,688,640	$11,824,022	$280,901,813	$1,532,407
Amounts relating to these investments in FVC at March 31, 2021, and for the six month period then ended are:
Security Name	Shares at 3/31/2021	Value at 9/30/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2021	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	804,283	$ 43,803,183	$ 9,539,212	$ (20,231,059)	$ 11,300,652	$ 2,397,283	$ 46,809,271	$ 78,147
First Trust Dow Jones Internet Index Fund	—	44,613,117	8,953,983	(60,777,610)	(8,066,392)	15,276,902	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	829,490	—	45,683,062	(2,389,369)	3,649,756	47,159	46,990,608	53,490
First Trust Nasdaq Transportation ETF	1,434,143	43,861,695	9,786,537	(21,512,450)	13,860,206	1,242,961	47,238,949	65,533
First Trust NASDAQ-100-Technology Sector Index Fund	297,406	45,118,981	9,584,938	(20,818,559)	5,923,980	3,076,605	42,885,945	37,864
First Trust Technology AlphaDEX® Fund	370,570	46,273,279	10,174,379	(24,566,553)	4,899,112	5,327,652	42,107,869	—
		$223,670,255	$93,722,111	$(150,295,600)	$31,567,314	$27,368,562	$226,032,642	$235,034
F. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
G. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. During the six months ended March 31, 2021, none of the Funds participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
H. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly for MDIV, FTHI, and FTLB and quarterly for TDIV, FID, RDVY, FV, AIRR, DDIV, IFV, and FVC or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense, and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2020, was as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust NASDAQ Technology Dividend Index Fund	$ 25,845,943	$ —	$ —
Multi-Asset Diversified Income Index Fund	29,891,031	—	6,494,411
First Trust S&P International Dividend Aristocrats ETF	721,161	—	—
First Trust BuyWrite Income ETF	781,626	—	2,497,607
First Trust Hedged BuyWrite Income ETF	66,215	—	145,536
First Trust Rising Dividend Achievers ETF	21,259,226	—	—
First Trust Dorsey Wright Focus 5 ETF	7,981,650	—	—
First Trust RBA American Industrial Renaissance® ETF	144,765	—	—
First Trust Dorsey Wright Momentum & Dividend ETF	1,297,931	—	—
First Trust Dorsey Wright International Focus 5 ETF	11,181,681	—	—
First Trust Dorsey Wright Dynamic Focus 5 ETF	2,183,455	—	—
As of September 30, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ Technology Dividend Index Fund	$ 1,390,200	$ (119,073,455)	$ 243,561,829
Multi-Asset Diversified Income Index Fund	—	(271,313,191)	(41,838,234)
First Trust S&P International Dividend Aristocrats ETF	119,233	(5,172,768)	(3,274,390)
First Trust BuyWrite Income ETF	—	(22,148,128)	3,548,674
First Trust Hedged BuyWrite Income ETF	—	(2,720,799)	266,213
First Trust Rising Dividend Achievers ETF	758,492	(80,086,660)	44,026,145
First Trust Dorsey Wright Focus 5 ETF	—	(525,969,254)	693,744,943
First Trust RBA American Industrial Renaissance® ETF	15,327	(28,598,861)	(2,591,247)
First Trust Dorsey Wright Momentum & Dividend ETF	46,318	(19,919,073)	2,207,980
First Trust Dorsey Wright International Focus 5 ETF	5,874	(163,878,136)	22,211,194
First Trust Dorsey Wright Dynamic Focus 5 ETF	—	(63,443,243)	24,004,392
I. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018, 2019 and 2020 remain open to federal and state audit. As of March 31, 2021, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
Non-Expiring Capital Loss Carryforward
First Trust NASDAQ Technology Dividend Index Fund	$ 119,073,455
Multi-Asset Diversified Income Index Fund	271,313,191
First Trust S&P International Dividend Aristocrats ETF	5,172,768
First Trust BuyWrite Income ETF	22,148,128
First Trust Hedged BuyWrite Income ETF	2,720,799
First Trust Rising Dividend Achievers ETF	80,086,660
First Trust Dorsey Wright Focus 5 ETF	525,969,254
First Trust RBA American Industrial Renaissance® ETF	28,598,861
First Trust Dorsey Wright Momentum & Dividend ETF	19,919,073
First Trust Dorsey Wright International Focus 5 ETF	163,878,136
First Trust Dorsey Wright Dynamic Focus 5 ETF	63,443,243
J. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of advisory fees, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), taxes, interest, and extraordinary expenses, which are paid by each respective Fund. See Note 3 relating to a reduction in MDIV’s annual unitary management fee. Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor.
First Trust has entered into licensing agreements with the following “Licensors” for the respective Funds:
Fund	Licensor
First Trust NASDAQ Technology Dividend Index Fund	Nasdaq, Inc.
Multi-Asset Diversified Income Index Fund	Nasdaq, Inc.
First Trust S&P International Dividend Aristocrats ETF	S&P Dow Jones Indices, LLC
First Trust Rising Dividend Achievers ETF	Nasdaq, Inc.
First Trust Dorsey Wright Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust RBA American Industrial Renaissance® ETF	Richard Bernstein Advisors LLC
First Trust Dorsey Wright Momentum & Dividend ETF	Nasdaq, Inc.
First Trust Dorsey Wright International Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust Dorsey Wright Dynamic Focus 5 ETF	Dorsey, Wright & Associates, LLC
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
Each Fund pays First Trust an annual unitary management fee based on each Fund’s average daily net assets at a rate set forth below:
Rate
First Trust NASDAQ Technology Dividend Index Fund	0.50%
Multi-Asset Diversified Income Index Fund	0.60%
First Trust S&P International Dividend Aristocrats ETF	0.60%
First Trust BuyWrite Income ETF	0.85%
First Trust Hedged BuyWrite Income ETF	0.85%
First Trust Rising Dividend Achievers ETF	0.50%
First Trust Dorsey Wright Focus 5 ETF	0.30%
First Trust RBA American Industrial Renaissance® ETF	0.70%
First Trust Dorsey Wright Momentum & Dividend ETF	0.60%
First Trust Dorsey Wright International Focus 5 ETF	0.30%
First Trust Dorsey Wright Dynamic Focus 5 ETF	0.30%
In addition, MDIV, FV, IFV, and FVC incur pro rata share of fees and acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, if applicable, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distributions and service fees pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
Pursuant to a contractual agreement between the Trust, on behalf of MDIV, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the management fees earned by MDIV on assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) the termination of MDIV’s investment management agreement with First Trust; however, it is expected to remain in place at least until January 31, 2022. First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust. For the six months ended March 31, 2021, MDIV waived $269,398 of management fees.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$ 205,875,390	$ 206,344,489
Multi-Asset Diversified Income Index Fund	203,260,841	207,500,903
First Trust S&P International Dividend Aristocrats ETF	16,210,618	14,766,888
First Trust BuyWrite Income ETF	74,168,234	79,681,973
First Trust Hedged BuyWrite Income ETF	6,145,943	6,508,547
First Trust Rising Dividend Achievers ETF	1,120,675,067	1,122,448,608
First Trust Dorsey Wright Focus 5 ETF	495,764,197	493,752,975
First Trust RBA American Industrial Renaissance® ETF	14,915,668	14,914,509
First Trust Dorsey Wright Momentum & Dividend ETF	32,340,250	32,250,736
First Trust Dorsey Wright International Focus 5 ETF	56,221,476	56,292,287
First Trust Dorsey Wright Dynamic Focus 5 ETF	45,683,063	45,497,308

For the six months ended March 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$ 265,463,180	$ 302,639,217
Multi-Asset Diversified Income Index Fund	738,523	54,920,832
First Trust S&P International Dividend Aristocrats ETF	7,516,023	—
First Trust BuyWrite Income ETF	17,111,757	22,398,748
First Trust Hedged BuyWrite Income ETF	3,042,543	3,026,608
First Trust Rising Dividend Achievers ETF	2,513,261,581	1,266,554,327
First Trust Dorsey Wright Focus 5 ETF	538,549,411	638,346,418
First Trust RBA American Industrial Renaissance® ETF	99,291,932	4,822,221
First Trust Dorsey Wright Momentum & Dividend ETF	23,773,473	27,682,516
First Trust Dorsey Wright International Focus 5 ETF	27,340,348	12,119,660
First Trust Dorsey Wright Dynamic Focus 5 ETF	48,039,048	104,798,292
5. Derivative Transactions
The following tables present the type of derivatives held by each Fund at March 31, 2021, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.
FTHI
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Options	Equity Risk	—	$ —	Options written, at value	$ 1,469,681
FTLB
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Options	Equity Risk	Options purchased, at value	$ 74,869	Options written, at value	$ 156,220

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended March 31, 2021, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
	Equity Risk
Statements of Operations Location	FTHI	FTLB
Net realized gain (loss) on Purchased options contracts	$—	$(196,530)
Net realized gain (loss) on Written options contracts	(2,593,486)	(102,554)
Net change in unrealized gain (loss) on Purchased options contracts	—	20,047
Net change in unrealized gain (loss) on Written options contracts	(310,103)	(78,445)
During the six months ended March 31, 2021, for FTHI, the premiums for written options opened were $2,947,317, and the premiums for written options closed, exercised and expired were $3,421,957.
During the six months ended March 31, 2021, for FTLB, the premiums for written options opened were $267,862, and the premiums for written options closed, exercised and expired were $278,238. During the six months ended March 31, 2021, for FTLB, the premiums for purchased options opened were $199,936, and the premiums for purchased options closed, exercised and expired were $225,660.
FTHI and FTLB do not have the right to offset on financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2022.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
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First Trust Exchange-Traded Fund VI

Book 2

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)

First Trust Indxx Innovative Transaction & Process ETF (LEGR)

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)

First Trust Dorsey Wright Momentum & Value ETF (DVLU)

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)

First Trust International Developed Capital Strength ETF (FICS)

Semi-Annual Report
For the Six Months Ended
March 31, 2021

First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2021

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
March 31, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended March 31, 2021.
A year ago my message to shareholders was largely fixated on the growing spread of the coronavirus (“COVID-19”) pandemic and what government leaders at the federal and state levels were doing, and contemplating, to help mitigate the potential fallout from shutting down such a huge chunk of the U.S. economy. Six months ago, I was able to share some specifics, such as fast-tracking the development of one or more vaccines to treat the virus. I disclosed the plan from the Federal Reserve (the “Fed”) to keep short-term interest rates artificially low for a multi-year period, if necessary, to bring down the nation’s unemployment rate and help nudge inflation above the Fed’s 2.0% target. That level of guidance and commitment has rarely, if ever, been offered up by the Fed, in our opinion. At that time, the Fed’s aggressive response sent a message to investors that this challenge, like the 2008-2009 financial crisis, was a serious one that called for extraordinary measures. While we are still early on in 2021, it does appear that the Fed’s monetary policy and the trillions of dollars of fiscal stimulus from the federal government are having a positive influence on the U.S. economy and the equities markets.
The global growth forecast from the International Monetary Fund (“IMF”), released in the first week of April 2021, sees real gross domestic product growth rising by 6.0% worldwide in 2021, a strong rebound from its -3.3% projection for 2020. The IMF is calling for a 6.4% growth rate for the U.S. in 2021, up from its -3.5% estimate for 2020. If achieved, the 6.4% growth rate would be the highest for a calendar year since 1984, according to data from the Bureau of Economic Analysis. As has been the case for many years, Emerging Market and Developing Economies are expected to grow faster than advanced economies in 2021, albeit not by much. Their 2021 growth rate estimate is 6.7%, up from its -2.2% estimate for 2020.
For anyone looking for some confirmation that the U.S. economy is back on solid footing, look no further than the latest releases on the ISM Manufacturing Index and CEO confidence levels. The ISM Manufacturing Index jumped from a reading of 60.8 in February 2021 to 64.7 in March 2021, the highest mark since 1983, according to the Institute for Supply Management. A reading above 50 indicates that manufacturing is expanding and vice versa. The Conference Board reported that its first quarter survey of 2021, which tracks CEO confidence levels, hit its highest reading since the first quarter of 2004, when the measure stood at 74. The measure currently stands at 73. A reading above 50 points reflects more positive than negative responses. Eighty-two percent of those CEOs polled expect economic conditions to improve over the next six months, up from 63% in the prior survey.
With respect to the performance of the stock market, the S&P 500® Index (the “Index”) posted a total return of 56.35% for the 12-month period ended March 31, 2021, according to Bloomberg. It was up 19.07% for the six-month period ended March 31, 2021, and up 6.17% in the first quarter of 2021. For comparative purposes, from 1926 through 2020, the Index posted an average annual total return of 10.28%, according to Morningstar/Ibbotson Associates. I doubt that anyone was forecasting such outsized returns over the past year, which is why I embrace a buy and hold approach to investing and encourage all of you to stay the course.
Investors funneled record amounts of capital into exchange-traded funds (“ETFs”) and related exchange-traded products (“ETPs”), particularly equity funds, in the first quarter of 2021. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. stood at an all-time high of $5.91 trillion as of March 31, 2021, according to its own release. In March, net inflows to ETFs/ETPs listed in the U.S. totaled a record high $98.26 billion, pushing year-to-date net inflows to a record high $252.24 billion. Equity and fixed-income funds have garnered the most capital so far this year. Equity ETFs/ETPs took in a net $184.53 billion in the first quarter, up from $28.03 billion in the first quarter of 2020. Fixed-income ETFs/ETPs took in a net $32.09 billion in the first quarter, up from $10.78 billion a year ago.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2021 (Unaudited)
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
On February 17, 2021, data provided by the Institute of International Finance indicated that the coronavirus (“COVID-19”) pandemic had driven global debt higher by $24 trillion, according to Reuters. Considering that the virus is still not contained around the world by any stretch, we anticipate the potential need for additional capital to be raised to help prop up struggling economies. The $24 trillion capital increase pushed the value of total global debt outstanding to a record $281 trillion. As a result, worldwide debt-to-gross domestic product stood above 355% in mid-February 2021. While opinions may vary, on a country level, the World Bank believes that a ratio above 77% for an extended period can negatively impact economic growth. For now, the extended debt levels do not seem to be a major hurdle for investors, but that could change in the future if not addressed, in our opinion.
The climate of artificially low interest rates and slowly rising bond yields continues to help fuel demand for equities. While quite a bit of attention is being garnered by the spike in the yield on the benchmark 10-Year Treasury Note (“T-Note”), the Federal Reserve (the “Fed”) is not fazed by it. The yield on the 10-Year T-Note rose by 82 basis points to 1.74% in the first quarter of 2021, according to Bloomberg. Its all-time closing low was 0.51% on August 4, 2020. At 1.74%, the yield on the 10-Year T-Note is too low to compete with the historical return on stocks, in our opinion. On March 24, 2021, Fed Chairman Jerome Powell commented that he is not concerned about the rise in bond yields because he believes it reflects growing optimism about the economy’s prospects, according to The Wall Street Journal. Powell believes that COVID-19 is still the biggest risk for the U.S. economy.
Data from Refinitiv indicates that global mergers and acquisitions (“M&A”) deal value (announcements) totaled $1.3 trillion in the first quarter of 2021, up 94% from the first quarter of 2020, according to Axios. That is an all-time high for the first quarter of a calendar year and the second-most for any quarter on record. The U.S. accounted for 50% of that total. Cross-border M&A hit an all-time first quarter high of $458 billion in 2021. Strong M&A activity reflects growing confidence in the current global economic recovery.
Global Equities Markets
The S&P 500®, S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 19.07%, 41.13% and 55.26%, respectively, over the past six months. All 11 sectors that comprise the S&P 500® Index were up on a total return basis for the same period. The top-performing sector was Energy, up 67.17%, while the worst result by far came from the Consumer Staples sector, up 7.57%. With respect to foreign equities, the MSCI World ex USA and MSCI Emerging Markets Indices posted total returns of 20.53% (USD) and 22.43% (USD), respectively, according to Bloomberg for the same period. Over the same period, the U.S. dollar declined by 0.70% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The drop in the relative value of the dollar had little influence on the performance of the two foreign stock indices, in our opinion.
There are other signs that investors have a growing appetite for equities in the current climate. Data from Renaissance Capital shows that a total of 101 equity initial public offerings (market caps above $50 million) have been priced in the U.S. this year (through April 1, 2021), up 288.5% from the same period in 2020, according to its own release. The 101 companies raised a combined $39.2 billion, up 463.9% from the same period a year ago.
Over the past 12 months, investors favored sector funds over core equity funds and passive funds over active funds. Investors liquidated an estimated net $156.61 billion from U.S. Equity mutual funds and exchange-traded funds (“ETFs”) for the 12-month period ended March 31, 2021, compared to estimated net inflows totaling $125.70 billion for Sector Equity mutual funds and ETFs, according to Morningstar. International Equity mutual funds and ETFs endured estimated net outflows totaling $16.33 billion over the same period. Investors continue to favor passive over active funds. Passive U.S. Equity funds and ETFs reported estimated net inflows totaling $43.87 billion in the period, compared to estimated net outflows totaling $200.48 billion for Active U.S. Equity mutual funds and ETFs. Passive Sector Equity mutual funds and ETFs reported estimated net inflows totaling $107.82 billion in the same period, compared to estimated net inflows totaling $17.88 billion for Active Sector Equity mutual funds and ETFs. Passive International Equity mutual funds and ETFs reported estimated net inflows totaling $54.64 billion for the same period, compared to estimated net outflows totaling $70.97 billion for Active International Equity mutual funds and ETFs.

Fund Performance Overview (Unaudited)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
The First Trust SMID Cap Rising Dividend Achievers ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is designed to provide access to a diversified portfolio of 100 small and mid cap companies with a history of raising their dividends and exhibit the characteristics to continue to do so in the future. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “SDVY.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/21	1 Year Ended 3/31/21	Inception (11/1/17) to 3/31/21	Inception (11/1/17) to 3/31/21
Fund Performance
NAV	55.82%	101.26%	12.57%	49.78%
Market Price	56.12%	101.90%	12.65%	50.15%
Index Performance
Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index	56.50%	102.77%	13.28%	53.01%
S&P 1000® Index	45.16%	86.95%	12.96%	51.53%
(See Notes to Fund Performance Overview on page 16.)

Nasdaq® and Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY) (Continued)
Sector Allocation	% of Total Investments
Financials	29.3%
Industrials	26.6
Consumer Discretionary	16.0
Information Technology	14.3
Materials	5.0
Consumer Staples	3.9
Communication Services	2.9
Utilities	1.0
Energy	1.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Systemax, Inc.	1.1%
TTEC Holdings, Inc.	1.1
Entegris, Inc.	1.1
UFP Industries, Inc.	1.1
PulteGroup, Inc.	1.1
Employers Holdings, Inc.	1.1
MGIC Investment Corp.	1.1
IDEX Corp.	1.1
SLM Corp.	1.1
Strategic Education, Inc.	1.1
Total	11.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
The First Trust Indxx Innovative Transaction & Process ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Indxx Blockchain Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is designed to track the performance of companies that are either actively using, investing in, developing, or have products that are poised to benefit from blockchain technology and/or the potential for increased efficiency that it provides to various business processes. The Index seeks to include only companies that have devoted material resources to the use of blockchain technologies. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “LEGR.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/21	1 Year Ended 3/31/21	Inception (1/24/18) to 3/31/21	Inception (1/24/18) to 3/31/21
Fund Performance
NAV	27.94%	61.44%	11.00%	39.39%
Market Price	28.52%	62.39%	11.11%	39.81%
Index Performance
Indxx Blockchain Index	28.77%	62.66%	12.06%	43.63%
S&P 500® Index	19.07%	56.35%	13.31%	48.79%
(See Notes to Fund Performance Overview on page 16.)

Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Innovative Transaction & Process ETF (LEGR) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	35.7%
Information Technology	34.3
Communication Services	8.6
Consumer Discretionary	8.0
Industrials	5.7
Utilities	3.7
Consumer Staples	1.7
Energy	1.5
Materials	0.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Texas Instruments, Inc.	1.4%
International Business Machines Corp.	1.4
Oracle Corp.	1.4
Swisscom AG	1.4
Deutsche Telekom AG	1.4
Accenture PLC, Class A	1.4
Tata Consultancy Services Ltd.	1.4
NVIDIA Corp.	1.4
AT&T, Inc.	1.4
China CITIC Bank Corp., Ltd., Class H	1.4
Total	14.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
The First Trust Nasdaq Artificial Intelligence and Robotics ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq CTA Artificial Intelligence and Robotics IndexSM (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is designed to track the performance of companies engaged in the artificial intelligence and robotics segments of the technology, industrial and other economic sectors. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “ROBT.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/21	1 Year Ended 3/31/21	Inception (2/21/18) to 3/31/21	Inception (2/21/18) to 3/31/21
Fund Performance
NAV	33.54%	91.44%	19.81%	75.26%
Market Price	33.97%	91.47%	19.95%	75.87%
Index Performance
Nasdaq CTA Artificial Intelligence and Robotics IndexSM	33.92%	92.31%	20.71%	79.36%
S&P 500® Index	19.07%	56.35%	15.40%	56.00%
(See Notes to Fund Performance Overview on page 16.)

Nasdaq® and Nasdaq CTA Artificial Intelligence and Robotics IndexSM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT) (Continued)
Sector Allocation	% of Total Long-Term Investments
Information Technology	61.4%
Industrials	19.9
Consumer Discretionary	8.2
Health Care	8.2
Communication Services	1.9
Real Estate	0.4
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Hexagon AB, Class B	2.3%
Elbit Systems Ltd.	2.2
Obic Co., Ltd.	2.2
AeroVironment, Inc.	2.2
Trimble, Inc.	2.2
Ciena Corp.	2.2
QinetiQ Group PLC	2.2
Dassault Systemes SE	2.1
Synopsys, Inc.	2.1
Gentex Corp.	2.1
Total	21.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
The First Trust Dorsey Wright Momentum & Value ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus Value Index (the “Index”). Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and was developed by Nasdaq, Inc. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “DVLU.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/21	1 Year Ended 3/31/21	Inception (9/5/18) to 3/31/21	Inception (9/5/18) to 3/31/21
Fund Performance
NAV	48.84%	87.07%	6.09%	16.40%
Market Price	48.97%	87.09%	6.13%	16.50%
Index Performance
Dorsey Wright Momentum Plus Value Index	49.48%	88.31%	6.73%	18.19%
S&P 500® Index	19.07%	56.35%	15.38%	44.39%
(See Notes to Fund Performance Overview on page 16.)

Nasdaq® and Dorsey Wright Momentum Plus Value Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Value ETF (DVLU) (Continued)
Sector Allocation	% of Total Investments
Financials	42.9%
Consumer Discretionary	24.6
Industrials	5.9
Communication Services	5.7
Information Technology	4.9
Energy	4.3
Real Estate	3.7
Consumer Staples	2.8
Materials	2.8
Health Care	2.4
Total	100.0%
Top Ten Holdings	% of Total Investments
Invesco, Ltd.	3.4%
General Motors Co.	3.3
Mohawk Industries, Inc.	3.1
Santander Consumer USA Holdings, Inc.	3.1
L Brands, Inc.	3.0
Nexstar Media Group, Inc., Class A	3.0
AutoNation, Inc.	2.9
Bunge Ltd.	2.8
Whirlpool Corp.	2.8
WestRock Co.	2.8
Total	30.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
The First Trust Dorsey Wright Momentum & Low Volatility ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus Low Volatility Index (the “Index”). Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and was developed by Nasdaq, Inc. The shares of the Fund are listed and traded on The Nasdaq Stock Exchange LLC, under the ticker symbol “DVOL.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/21	1 Year Ended 3/31/21	Inception (9/5/18) to 3/31/21	Inception (9/5/18) to 3/31/21
Fund Performance
NAV	10.02%	38.18%	9.89%	27.38%
Market Price	10.06%	38.31%	9.90%	27.44%
Index Performance
Dorsey Wright Momentum Plus Low Volatility Index	10.34%	39.15%	10.61%	29.54%
S&P 500® Index	19.07%	56.35%	15.38%	44.39%
(See Notes to Fund Performance Overview on page 16.)

Nasdaq® and Dorsey Wright Momentum Plus Low Volatility Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL) (Continued)
Sector Allocation	% of Total Investments
Health Care	25.2%
Industrials	22.0
Communication Services	12.5
Consumer Discretionary	12.3
Information Technology	8.9
Financials	8.4
Consumer Staples	6.1
Materials	2.9
Real Estate	1.7
Total	100.0%
Top Ten Holdings	% of Total Investments
Alphabet, Inc., Class A	3.1%
Garmin Ltd.	2.9
Dollar General Corp.	2.9
Watsco, Inc.	2.9
Toro (The) Co.	2.8
Target Corp.	2.8
Charter Communications, Inc., Class A	2.8
Morningstar, Inc.	2.8
Agilent Technologies, Inc.	2.8
Danaher Corp.	2.8
Total	28.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust International Developed Capital Strength ETF (FICS)
The First Trust International Developed Capital Strength ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called The International Developed Capital Strength IndexSM (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index seeks to provide exposure to well-capitalized companies in the developed markets outside of the U.S. with strong market positions that have the potential to provide a greater degree of stability and performance over time. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “FICS.”
Performance
Cumulative Total Returns
Inception (12/15/20) to 3/31/21
Fund Performance
NAV	4.42%
Market Value	4.82%
Index Performance
The International Developed Capital Strength IndexSM	5.23%
MSCI World ex USA Index	6.04%
(See Notes to Fund Performance Overview on page 16.)

Nasdaq® and The International Developed Capital Strength IndexSM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust International Developed Capital Strength ETF (FICS) (Continued)
Sector Allocation	% of Total Investments
Industrials	27.2%
Information Technology	17.1
Health Care	14.5
Financials	12.3
Consumer Staples	9.1
Consumer Discretionary	8.9
Materials	6.8
Communication Services	4.1
Total	100.0%
Top Ten Holdings	% of Total Investments
Epiroc AB, Class A	2.9%
Tokyo Electron Ltd.	2.8
Sony Corp.	2.7
Kuehne + Nagel International AG	2.6
Partners Group Holding AG	2.5
BHP Group Ltd.	2.5
Logitech International S.A.	2.4
Atlas Copco AB, Class A	2.4
Constellation Software, Inc.	2.4
Hong Kong Exchanges & Clearing Ltd.	2.4
Total	25.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2021 (Unaudited)
As a shareholder of First Trust SMID Cap Rising Dividend Achievers ETF, First Trust Indxx Innovative Transaction & Process ETF, First Trust Nasdaq Artificial Intelligence and Robotics ETF, First Trust Dorsey Wright Momentum & Value ETF, First Trust Dorsey Wright Momentum & Low Volatility ETF or First Trust International Developed Capital Strength ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended March 31, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this six-month (or shorter) period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Actual	$1,000.00	$1,558.20	0.60%	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Actual	$1,000.00	$1,279.40	0.65%	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Actual	$1,000.00	$1,335.40	0.65%	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Actual	$1,000.00	$1,488.40	0.60%	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Actual	$1,000.00	$1,100.20	0.60%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses (Continued)
March 31, 2021 (Unaudited)
	Beginning Account Value December 15, 2020 (b)	Ending Account Value March 31, 2021	Annualized Expense Ratio Based on the Number of Days In the Period	Expenses Paid During the Period December 15, 2020 (b) to March 31, 2021 (c)
First Trust International Developed Capital Strength ETF (FICS)
Actual	$1,000.00	$1,044.20	0.70%	$2.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	0.70%	$3.53

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (October 1, 2020 through March 31, 2021), multiplied by 182/365 (to reflect the six-month period).
(b)	Inception date.
(c)	Actual expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (December 15, 2020 through March 31, 2021), multiplied by 107/365. Hypothetical expenses are assumed for the most recent six-month period.

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.6%
	Aerospace & Defense – 1.0%
1,874	Huntington Ingalls Industries, Inc.	$385,763
	Air Freight & Logistics – 1.0%
3,580	Expeditors International of Washington, Inc.	385,530
	Auto Components – 1.0%
7,574	BorgWarner, Inc.	351,131
	Banks – 15.2%
15,935	Associated Banc-Corp.	340,053
8,404	Cathay General Bancorp	342,715
6,623	Eagle Bancorp, Inc.	352,410
4,686	East West Bancorp, Inc.	345,827
21,066	First Horizon Corp.	356,226
9,767	Hilltop Holdings, Inc.	333,348
17,838	KeyCorp	356,403
2,389	M&T Bank Corp.	362,196
5,065	Popular, Inc.	356,171
4,627	Prosperity Bancshares, Inc.	346,516
17,232	Regions Financial Corp.	356,013
1,540	Signature Bank	348,194
7,589	Synovus Financial Corp.	347,197
3,713	Western Alliance Bancorp	350,656
4,469	Wintrust Financial Corp.	338,750
6,426	Zions Bancorp N.A.	353,173
		5,585,848
	Building Products – 5.1%
5,441	A.O. Smith Corp.	367,866
3,540	Advanced Drainage Systems, Inc.	366,001
3,051	Allegion PLC	383,267
3,492	Simpson Manufacturing Co., Inc.	362,225
5,191	UFP Industries, Inc.	393,685
		1,873,044
	Capital Markets – 3.0%
2,655	Evercore, Inc., Class A	349,770
8,419	Lazard Ltd., Class A	366,311
3,076	Raymond James Financial, Inc.	376,994
		1,093,075
	Chemicals – 2.0%
2,497	Celanese Corp.	374,076
2,837	Stepan Co.	360,611
		734,687
	Commercial Services & Supplies – 2.0%
2,791	Tetra Tech, Inc.	378,795
1,613	UniFirst Corp.	360,844
		739,639
Shares	Description	Value

	Construction & Engineering – 1.0%
5,927	Arcosa, Inc.	$385,789
	Consumer Finance – 2.1%
8,110	Ally Financial, Inc.	366,653
21,560	SLM Corp.	387,433
		754,086
	Diversified Consumer Services – 1.1%
4,210	Strategic Education, Inc.	386,941
	Diversified Financial Services – 0.9%
10,865	Jefferies Financial Group, Inc.	327,037
	Electric Utilities – 1.0%
9,940	NRG Energy, Inc.	375,036
	Electronic Equipment, Instruments & Components – 4.0%
4,596	Cognex Corp.	381,422
3,718	Dolby Laboratories, Inc., Class A	367,041
8,239	Methode Electronics, Inc.	345,873
14,921	Vishay Intertechnology, Inc.	359,298
		1,453,634
	Food & Staples Retailing – 1.0%
1,776	Casey’s General Stores, Inc.	383,954
	Food Products – 1.0%
98	Seaboard Corp.	361,619
	Household Durables – 5.2%
8,187	KB Home	380,941
6,426	MDC Holdings, Inc.	381,704
7,488	PulteGroup, Inc.	392,671
6,701	Toll Brothers, Inc.	380,148
1,683	Whirlpool Corp.	370,849
		1,906,313
	Industrial Conglomerates – 1.0%
2,340	Carlisle Cos., Inc.	385,117
	Insurance – 6.0%
3,144	American Financial Group, Inc.	358,730
3,437	Cincinnati Financial Corp.	354,320
14,320	CNO Financial Group, Inc.	347,833
9,083	Employers Holdings, Inc.	391,114
8,937	Fidelity National Financial, Inc.	363,379
6,816	First American Financial Corp.	386,126
		2,201,502

See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Internet & Direct Marketing Retail – 1.0%
3,984	Shutterstock, Inc.	$354,735
	IT Services – 4.1%
8,598	Genpact Ltd.	368,166
4,260	MAXIMUS, Inc.	379,311
3,945	TTEC Holdings, Inc.	396,275
14,905	Western Union (The) Co.	367,557
		1,511,309
	Leisure Products – 3.8%
8,662	Acushnet Holdings Corp.	358,001
3,666	Brunswick Corp.	349,626
2,539	Johnson Outdoors, Inc., Class A	362,442
5,140	Sturm Ruger & Co., Inc.	339,600
		1,409,669
	Machinery – 7.1%
2,540	AGCO Corp.	364,871
3,897	Crane Co.	365,967
5,249	Graco, Inc.	375,934
1,851	IDEX Corp.	387,451
3,061	Oshkosh Corp.	363,218
1,631	Snap-on, Inc.	376,337
3,554	Toro (The) Co.	366,560
		2,600,338
	Media – 1.9%
206	Cable One, Inc.	376,642
15,908	EW Scripps (The) Co., Class A	306,547
		683,189
	Metals & Mining – 2.0%
3,501	Royal Gold, Inc.	376,778
5,261	Worthington Industries, Inc.	352,960
		729,738
	Multiline Retail – 1.0%
5,197	Big Lots, Inc.	354,955
	Oil, Gas & Consumable Fuels – 1.0%
9,983	World Fuel Services Corp.	351,402
	Paper & Forest Products – 1.0%
6,787	Louisiana-Pacific Corp.	376,407
	Personal Products – 1.8%
1,508	Medifast, Inc.	319,425
6,808	Nu Skin Enterprises, Inc., Class A	360,075
		679,500
	Professional Services – 5.1%
4,610	Booz Allen Hamilton Holding Corp.	371,243
Shares	Description	Value

	Professional Services (Continued)
4,181	Insperity, Inc.	$350,117
2,981	Jacobs Engineering Group, Inc.	385,354
7,026	Kforce, Inc.	376,594
4,808	Robert Half International, Inc.	375,360
		1,858,668
	Road & Rail – 1.0%
2,240	Landstar System, Inc.	369,734
	Semiconductors & Semiconductor Equipment – 4.1%
15,441	Amkor Technology, Inc.	366,106
2,150	CMC Materials, Inc.	380,099
3,538	Entegris, Inc.	395,548
1,586	Universal Display Corp.	375,517
		1,517,270
	Software – 1.0%
8,406	Progress Software Corp.	370,368
	Specialty Retail – 2.9%
4,593	Dick’s Sporting Goods, Inc.	349,757
6,083	Rent-A-Center, Inc.	350,746
2,104	Williams-Sonoma, Inc.	377,037
		1,077,540
	Technology Hardware, Storage & Peripherals – 1.0%
5,196	NetApp, Inc.	377,593
	Thrifts & Mortgage Finance – 2.1%
28,132	MGIC Investment Corp.	389,628
16,203	Radian Group, Inc.	376,720
		766,348
	Trading Companies & Distributors – 2.1%
6,161	Boise Cascade Co.	368,612
9,639	Systemax, Inc.	396,356
		764,968
	Wireless Telecommunication Services – 1.0%
16,191	Telephone & Data Systems, Inc.	371,745
	Total Investments – 99.6%	36,595,221
	(Cost $34,496,249) (a)
	Net Other Assets and Liabilities – 0.4%	152,072
	Net Assets – 100.0%	$36,747,293

See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,328,832 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $229,860. The net unrealized appreciation was $2,098,972.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 36,595,221	$ 36,595,221	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 0.8%
5,640	Airbus SE (a)	$638,518
	Automobiles – 2.5%
7,121	Bayerische Motoren Werke AG	738,795
7,755	Daimler AG	691,257
955	Tesla, Inc. (a)	637,873
		2,067,925
	Banks – 24.6%
64,093	Axis Bank Ltd. (a)	611,399
119,612	Banco Bilbao Vizcaya Argentaria S.A.	620,830
191,495	Banco Santander S.A.	650,568
1,807,890	Bank of China Ltd., Class H	688,357
1,128,023	Bank of Communications Co., Ltd., Class H	718,246
274,695	Barclays PLC	704,069
10,684	BNP Paribas S.A. (a)	650,011
183,554	BOC Hong Kong Holdings Ltd.	641,038
2,193,128	China CITIC Bank Corp., Ltd., Class H	1,114,323
1,293,006	China Construction Bank Corp., Class H	1,087,748
1,513,016	China Everbright Bank Co., Ltd., Class H	659,771
85,154	China Merchants Bank Co., Ltd., Class H	650,093
9,121	Citigroup, Inc.	663,553
31,700	DBS Group Holdings Ltd.	678,444
7,984	HDFC Bank, Ltd., ADR (a)	620,277
112,618	HSBC Holdings PLC	657,040
38,341	ICICI Bank, Ltd., ADR (a)	614,606
56,475	ING Groep N.V., ADR	690,689
4,334	JPMorgan Chase & Co.	659,765
9,689	KBC Group N.V.	704,462
24,826	Kotak Mahindra Bank Ltd. (a)	595,236
298,515	Lloyds Banking Group PLC, ADR	692,555
111,416	Nordea Bank Abp	1,098,960
862,550	Postal Savings Bank of China Co., Ltd., Class H (b) (c)	644,630
7,231	Royal Bank of Canada	666,711
87,296	Skandinaviska Enskilda Banken AB, Class A	1,064,031
61,837	UniCredit S.p.A.	653,589
35,094	Westpac Banking Corp.	650,664
		20,151,665
	Capital Markets – 7.1%
14,622	Bank of New York Mellon (The) Corp.	691,474
3,251	CME Group, Inc.	663,952
49,951	Credit Suisse Group AG	523,319
4,014	Deutsche Boerse AG	667,013
Shares	Description	Value

	Capital Markets (Continued)
1,955	Goldman Sachs Group (The), Inc.	$639,285
6,197	London Stock Exchange Group PLC	592,897
4,640	Nasdaq, Inc.	684,215
550	Partners Group Holding AG	702,375
43,309	UBS Group AG	670,610
		5,835,140
	Communications Equipment – 3.0%
13,703	Cisco Systems, Inc.	708,582
163,092	Nokia Oyj, ADR (a) (d)	645,844
81,627	Telefonaktiebolaget LM Ericsson, Class B	1,079,986
		2,434,412
	Diversified Telecommunication Services – 6.2%
36,933	AT&T, Inc.	1,117,962
56,237	Deutsche Telekom AG	1,132,347
2,115	Swisscom AG	1,134,534
226,347	Telefonica S.A., ADR (d)	1,025,352
12,046	Verizon Communications, Inc.	700,475
		5,110,670
	Electric Utilities – 2.4%
25,775	Endesa S.A.	681,906
51,408	Iberdrola S.A.	662,243
8,351	Verbund AG	607,180
		1,951,329
	Electronic Equipment, Instruments & Components – 0.8%
1,106	Samsung SDI Co., Ltd.	644,983
	Food & Staples Retailing – 1.7%
19,138	Kroger (The) Co.	688,776
5,061	Walmart, Inc.	687,436
		1,376,212
	Household Durables – 1.7%
295,803	Haier Smart Home Co., Ltd., Class D	666,580
6,479	Sony Corp., ADR	686,839
		1,353,419
	Industrial Conglomerates – 1.4%
5,133	Honeywell International, Inc.	1,114,220
	Insurance – 4.0%
51,181	AIA Group Ltd.	620,827
2,615	Allianz SE	665,608

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
13,928	American International Group, Inc.	$643,613
24,623	AXA S.A.	660,813
62,086	China Life Insurance Co., Ltd., ADR	646,315
		3,237,176
	Interactive Media & Services – 1.1%
4,006	Baidu, Inc., ADR (a)	871,505
	Internet & Direct Marketing Retail – 3.8%
4,532	Alibaba Group Holding Ltd., ADR (a)	1,027,540
351	Amazon.com, Inc. (a)	1,086,022
12,121	JD.com, Inc., ADR (a)	1,022,164
		3,135,726
	IT Services – 14.7%
4,096	Accenture PLC, Class A	1,131,520
6,263	Capgemini SE	1,065,704
14,070	Cognizant Technology Solutions Corp., Class A	1,099,148
7,400	Fujitsu Ltd.	1,069,316
57,180	Infosys Ltd., ADR	1,070,410
8,581	International Business Machines Corp.	1,143,504
1,739	Mastercard, Inc., Class A	619,171
4,298	PayPal Holdings, Inc. (a)	1,043,726
25,906	Tata Consultancy Services Ltd.	1,125,991
2,956	Visa, Inc., Class A	625,874
162,109	Wipro Ltd., ADR	1,027,771
11,880	Worldline S.A. (a) (b) (c)	995,279
		12,017,414
	Marine – 1.3%
476	AP Moller - Maersk A.S., Class B	1,105,720
	Metals & Mining – 0.8%
18,395	BHP Group Ltd.	632,928
	Multi-Utilities – 1.3%
75,014	Engie S.A.	1,064,864
	Oil, Gas & Consumable Fuels – 1.5%
492,400	PTT PCL	646,029
15,221	Royal Dutch Shell PLC, ADR, Class A	596,815
		1,242,844
	Professional Services – 2.1%
14,500	Recruit Holdings Co., Ltd.	707,289
Shares	Description	Value

	Professional Services (Continued)
370	SGS S.A.	$1,049,537
		1,756,826
	Semiconductors & Semiconductor Equipment – 10.2%
13,431	Advanced Micro Devices, Inc. (a)	1,054,334
16,463	Infineon Technologies AG	698,014
17,232	Intel Corp.	1,102,848
12,216	Micron Technology, Inc. (a)	1,077,573
2,099	NVIDIA Corp.	1,120,719
9,048	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,070,197
6,236	Texas Instruments, Inc.	1,178,542
8,652	Xilinx, Inc.	1,071,983
		8,374,210
	Software – 4.8%
4,600	Microsoft Corp.	1,084,542
16,184	Oracle Corp.	1,135,631
3,097	salesforce.com, Inc. (a)	656,162
8,616	SAP SE	1,055,058
		3,931,393
	Technology Hardware, Storage & Peripherals – 0.8%
9,263	Samsung Electronics Co., Ltd.	666,232
	Wireless Telecommunication Services – 1.3%
81,900	Softbank Corp.	1,064,016
	Total Common Stocks	81,779,347
	(Cost $68,312,801)
MONEY MARKET FUNDS – 0.6%
508,657	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (e) (f)	508,657
	(Cost $508,657)
	Total Investments – 100.5%	82,288,004
	(Cost $68,821,458) (g)
	Net Other Assets and Liabilities – (0.5)%	(411,218)
	Net Assets – 100.0%	$81,876,786

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $469,701 and the total value of the collateral held by the Fund is $508,657.
(e)	Rate shown reflects yield as of March 31, 2021.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,014,672 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $548,126. The net unrealized appreciation was $13,466,546.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Oil, Gas & Consumable Fuels	$ 1,242,844	$ 596,815	$ 646,029	$ —
Other industry categories*	80,536,503	80,536,503	—	—
Money Market Funds	508,657	508,657	—	—
Total Investments	$ 82,288,004	$ 81,641,975	$ 646,029	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$469,701
Non-cash Collateral (2)	(469,701)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Currency Exposure Diversification	% of Total Investments
United States Dollar	47.8%
Euro	20.7
Hong Kong Dollar	8.3
Swiss Franc	5.0
Japanese Yen	3.5
Indian Rupee	2.8
Swedish Krona	2.6
British Pound Sterling	2.4
South Korean Won	1.6
Australian Dollar	1.6
Danish Krone	1.3
Singapore Dollar	0.8
Canadian Dollar	0.8
Thai Baht	0.8
Total	100.0%

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.4%
	Aerospace & Defense – 6.6%
42,310	AeroVironment, Inc. (a)	$4,910,499
35,823	Elbit Systems Ltd.	5,065,218
1,114,899	QinetiQ Group PLC	4,856,919
		14,832,636
	Auto Components – 4.3%
6,135	Aptiv PLC (a)	846,016
6,369	Continental AG	841,748
15,300	Denso Corp.	1,015,210
131,643	Gentex Corp.	4,695,706
10,917	Magna International, Inc.	961,133
51,673	Veoneer, Inc. (a)	1,264,955
		9,624,768
	Automobiles – 0.7%
20,080	NIO, Inc., ADR (a)	782,718
1,361	Tesla, Inc. (a)	909,053
		1,691,771
	Communications Equipment – 2.2%
89,276	Ciena Corp. (a)	4,885,183
	Electrical Equipment – 3.4%
49,215	ABB Ltd.	1,487,151
10,701	Emerson Electric Co.	965,444
62,400	Mitsubishi Electric Corp.	950,441
11,200	Nidec Corp.	1,358,970
5,837	Rockwell Automation, Inc.	1,549,373
9,523	Schneider Electric SE	1,454,583
		7,765,962
	Electronic Equipment, Instruments & Components – 11.3%
17,193	Cognex Corp.	1,426,847
140,998	Delta Electronics, Inc.	1,423,174
15,193	FARO Technologies, Inc. (a)	1,315,258
55,605	Hexagon AB, Class B	5,129,174
3,000	Keyence Corp.	1,362,023
31,981	National Instruments Corp.	1,381,099
17,600	Omron Corp.	1,373,348
370,600	Topcon Corp.	4,491,716
62,821	Trimble, Inc. (a)	4,886,846
75,000	Yokogawa Electric Corp.	1,380,447
2,843	Zebra Technologies Corp., Class A (a)	1,379,367
		25,549,299
	Entertainment – 0.4%
46,700	DeNA Co., Ltd.	911,857
	Health Care Equipment & Supplies – 4.5%
285,136	Accuray, Inc. (a)	1,411,423
1,252,021	Asensus Surgical, Inc. (a)	4,069,068
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
235,300	CYBERDYNE, Inc. (a) (b)	$1,357,929
1,927	Intuitive Surgical, Inc. (a)	1,423,938
7,859	Medtronic PLC	928,384
3,788	Stryker Corp.	922,681
		10,113,423
	Health Care Technology – 0.8%
7,244	Omnicell, Inc. (a)	940,778
4,158	Teladoc Health, Inc. (a)	755,717
		1,696,495
	Household Durables – 2.0%
37,527	iRobot Corp. (a)	4,585,049
	Industrial Conglomerates – 0.4%
5,918	Siemens AG	971,605
	Interactive Media & Services – 1.1%
455	Alphabet, Inc., Class A (a)	938,446
3,243	Baidu, Inc., ADR (a)	705,515
2,754	NAVER Corp.	917,392
		2,561,353
	Internet & Direct Marketing Retail – 1.2%
3,866	Alibaba Group Holding Ltd., ADR (a)	876,538
297	Amazon.com, Inc. (a)	918,942
9,793	JD.com, Inc., ADR (a)	825,844
		2,621,324
	IT Services – 5.6%
9,727	Akamai Technologies, Inc. (a)	991,181
59,380	Atos SE (a)	4,632,115
10,393	Endava PLC, ADR (a)	880,183
7,729	International Business Machines Corp.	1,029,967
27,600	Obic Co., Ltd.	5,042,655
		12,576,101
	Life Sciences Tools & Services – 2.5%
10,600	Illumina, Inc. (a)	4,071,036
3,363	Tecan Group AG	1,492,295
		5,563,331
	Machinery – 9.4%
29,453	ANDRITZ AG	1,324,246
64,089	ATS Automation Tooling Systems, Inc. (a)	1,349,913
26,832	Cargotec OYJ, Class B	1,450,577
14,900	Daifuku Co., Ltd.	1,458,713
2,633	Deere & Co.	985,111

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
35,754	Duerr AG	$1,488,469
41,641	ExOne (The) Co. (a) (b)	1,305,862
5,700	FANUC Corp.	1,347,975
23,200	Hirata Corp.	1,437,363
9,622	John Bean Technologies Corp.	1,282,997
41,000	Kawasaki Heavy Industries, Ltd. (a)	1,015,326
9,747	Proto Labs, Inc. (a)	1,186,697
37,582	SFA Engineering Corp.	1,346,543
53,600	Shibaura Machine Co., Ltd.	1,353,010
42,051	Valmet OYJ	1,529,203
28,400	Yaskawa Electric Corp.	1,413,267
		21,275,272
	Pharmaceuticals – 0.4%
5,801	Johnson & Johnson	953,394
	Semiconductors & Semiconductor Equipment – 7.0%
10,877	Advanced Micro Devices, Inc. (a)	853,844
41,404	Ambarella, Inc. (a)	4,156,548
17,075	Brooks Automation, Inc.	1,394,174
15,124	Intel Corp.	967,936
4,563	KLA Corp.	1,507,615
2,588	NVIDIA Corp.	1,381,811
7,779	NXP Semiconductors N.V.	1,566,224
10,426	QUALCOMM, Inc.	1,382,383
11,275	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,333,607
11,041	Teradyne, Inc.	1,343,469
		15,887,611
	Software – 33.9%
13,659	ANSYS, Inc. (a)	4,638,050
27,094	Appian Corp. (a)	3,602,147
3,331	Autodesk, Inc. (a)	923,187
5,857	Avalara, Inc. (a)	781,500
98,124	AVEVA Group PLC	4,629,068
463,435	BlackBerry Ltd. (a) (b)	3,906,757
217,591	Blue Prism Group PLC (a)	3,809,631
3,561,396	BrainChip Holdings Ltd. (a)	1,406,630
33,011	Cadence Design Systems, Inc. (a)	4,522,177
22,322	Dassault Systemes SE	4,774,687
93,600	Dynatrace, Inc. (a)	4,515,264
2,009	Fair Isaac Corp. (a)	976,474
3,956	Microsoft Corp.	932,706
10,202	Netcompany Group A.S. (c) (d)	971,428
20,291	Nice Ltd., ADR (a)	4,422,829
104,429	Nuance Communications, Inc. (a)	4,557,282
12,999	Palo Alto Networks, Inc. (a)	4,186,458
35,191	Pegasystems, Inc.	4,023,739
140,000	PKSHA Technology, Inc. (a)	3,784,331
Shares	Description	Value

	Software (Continued)
98,260	PROS Holdings, Inc. (a)	$4,176,050
6,713	PTC, Inc. (a)	924,044
8,731	ServiceNow, Inc. (a)	4,366,460
18,994	Synopsys, Inc. (a)	4,706,333
39,389	Veritone, Inc. (a) (b)	944,548
		76,481,780
	Technology Hardware, Storage & Peripherals – 1.3%
39,620	3D Systems Corp. (a)	1,087,173
12,518	Samsung Electronics Co., Ltd.	900,344
56,200	Seiko Epson Corp. (b)	913,615
		2,901,132
	Wireless Telecommunication Services – 0.4%
9,900	SoftBank Group Corp.	834,202
	Total Common Stocks	224,283,548
	(Cost $181,362,589)
REAL ESTATE INVESTMENT TRUSTS – 0.4%
	Equity Real Estate Investment Trusts – 0.4%
1,418	Equinix, Inc.	963,659
	(Cost $970,793)
MONEY MARKET FUNDS – 1.7%
3,905,862	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (e) (f)	3,905,862
	(Cost $3,905,862)
	Total Investments – 101.5%	229,153,069
	(Cost $186,239,244) (g)
	Net Other Assets and Liabilities – (1.5)%	(3,491,165)
	Net Assets – 100.0%	$225,661,904

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $3,745,706 and the total value of the collateral held by the Fund is $3,905,862.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of March 31, 2021.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $45,345,588 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,431,763. The net unrealized appreciation was $42,913,825.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 224,283,548	$ 224,283,548	$ —	$ —
Real Estate Investment Trusts*	963,659	963,659	—	—
Money Market Funds	3,905,862	3,905,862	—	—
Total Investments	$ 229,153,069	$ 229,153,069	$—	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$3,745,706
Non-cash Collateral (2)	(3,745,706)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Currency Exposure Diversification	% of Total Investments
United States Dollar	62.5%
Japanese Yen	14.3
Euro	8.1
British Pound Sterling	5.8
Swedish Krona	2.2
Israeli Shekel	2.2
South Korean Won	1.4
Swiss Franc	1.3
New Taiwan Dollar	0.6
Australian Dollar	0.6
Canadian Dollar	0.6
Danish Krone	0.4
Total	100.0%

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.4%
	Automobiles – 4.3%
11,551	General Motors Co. (a)	$663,720
5,141	Harley-Davidson, Inc.	206,154
		869,874
	Banks – 19.9%
7,879	Bank of America Corp.	304,838
9,557	Citizens Financial Group, Inc.	421,942
3,894	Comerica, Inc.	279,356
3,187	East West Bancorp, Inc.	235,201
10,500	Fifth Third Bancorp	393,225
28,906	First Horizon Corp.	488,800
14,084	Huntington Bancshares, Inc.	221,400
1,383	JPMorgan Chase & Co.	210,534
21,588	KeyCorp	431,328
2,155	PNC Financial Services Group (The), Inc.	378,009
16,214	Regions Financial Corp.	334,981
5,352	Zions Bancorp N.A.	294,146
		3,993,760
	Biotechnology – 0.8%
975	United Therapeutics Corp. (a)	163,088
	Capital Markets – 6.6%
962	Ameriprise Financial, Inc.	223,617
26,690	Invesco, Ltd.	673,122
5,541	Morgan Stanley	430,314
		1,327,053
	Communications Equipment – 0.9%
3,180	Ciena Corp. (a)	174,010
	Construction & Engineering – 1.6%
3,622	Quanta Services, Inc.	318,664
	Consumer Finance – 7.5%
12,211	Ally Financial, Inc.	552,059
22,824	Santander Consumer USA Holdings, Inc.	617,618
8,076	Synchrony Financial	328,370
		1,498,047
	Containers & Packaging – 2.8%
10,674	WestRock Co.	555,582
	Distributors – 2.5%
11,920	LKQ Corp. (a)	504,574
	Food Products – 2.8%
7,040	Bunge Ltd.	558,061
	Health Care Providers & Services – 1.6%
1,461	DaVita, Inc. (a)	157,452
Shares	Description	Value

	Health Care Providers & Services (Continued)
704	Molina Healthcare, Inc. (a)	$164,567
		322,019
	Household Durables – 5.9%
3,234	Mohawk Industries, Inc. (a)	621,930
2,522	Whirlpool Corp.	555,723
		1,177,653
	Insurance – 5.4%
11,885	American International Group, Inc.	549,206
10,580	Athene Holding Ltd., Class A (a)	533,232
		1,082,438
	IT Services – 2.6%
16,662	DXC Technology Co. (a)	520,854
	Leisure Products – 1.3%
2,647	Brunswick Corp.	252,444
	Machinery – 1.5%
1,338	Snap-on, Inc.	308,730
	Media – 5.7%
4,224	Nexstar Media Group, Inc., Class A	593,176
12,060	ViacomCBS, Inc., Class B	543,906
		1,137,082
	Oil, Gas & Consumable Fuels – 4.3%
17,141	Devon Energy Corp.	374,531
15,195	Targa Resources Corp.	482,441
		856,972
	Professional Services – 1.2%
1,874	Jacobs Engineering Group, Inc.	242,252
	Real Estate Management & Development – 2.7%
3,042	Jones Lang LaSalle, Inc. (a)	544,640
	Specialty Retail – 10.6%
6,339	AutoNation, Inc. (a)	590,922
9,842	L Brands, Inc. (a)	608,826
1,112	Lithia Motors, Inc., Class A	433,780
2,829	Williams-Sonoma, Inc.	506,957
		2,140,485
	Technology Hardware, Storage & Peripherals – 1.4%
3,798	Seagate Technology PLC	291,496
	Thrifts & Mortgage Finance – 1.0%
4,443	Essent Group Ltd.	210,998

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors – 1.5%
948	United Rentals, Inc. (a)	$312,186
	Total Common Stocks	19,362,962
	(Cost $15,870,122)
REAL ESTATE INVESTMENT TRUSTS – 3.4%
	Equity Real Estate Investment Trusts – 1.0%
7,004	VICI Properties, Inc.	197,793
	Mortgage Real Estate Investment Trusts – 2.4%
19,651	Starwood Property Trust, Inc.	486,165
	Total Real Estate Investment Trusts	683,958
	(Cost $506,907)
	Total Investments – 99.8%	20,046,920
	(Cost $16,377,029) (b)
	Net Other Assets and Liabilities – 0.2%	38,977
	Net Assets – 100.0%	$20,085,897

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,688,808 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,917. The net unrealized appreciation was $3,669,891.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,362,962	$ 19,362,962	$ —	$ —
Real Estate Investment Trusts*	683,958	683,958	—	—
Total Investments	$ 20,046,920	$ 20,046,920	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.3%
	Air Freight & Logistics – 1.5%
10,257	United Parcel Service, Inc., Class B	$1,743,587
	Beverages – 4.4%
28,271	Brown-Forman Corp., Class B	1,949,851
33,922	Monster Beverage Corp. (a)	3,089,955
		5,039,806
	Biotechnology – 1.9%
12,670	United Therapeutics Corp. (a)	2,119,311
	Capital Markets – 6.5%
26,205	Intercontinental Exchange, Inc.	2,926,575
14,057	Morningstar, Inc.	3,163,387
9,113	Nasdaq, Inc.	1,343,803
		7,433,765
	Chemicals – 1.0%
1,550	Sherwin-Williams (The) Co.	1,143,915
	Containers & Packaging – 1.9%
25,062	Ball Corp.	2,123,754
	Electronic Equipment, Instruments & Components – 1.5%
25,523	Amphenol Corp., Class A	1,683,752
	Entertainment – 1.0%
6,290	Take-Two Interactive Software, Inc. (a)	1,111,443
	Health Care Equipment & Supplies – 8.6%
13,938	Danaher Corp.	3,137,165
3,195	IDEXX Laboratories, Inc. (a)	1,563,345
15,097	STERIS PLC	2,875,677
7,751	West Pharmaceutical Services, Inc.	2,184,077
		9,760,264
	Health Care Providers & Services – 1.1%
11,891	DaVita, Inc. (a)	1,281,493
	Household Durables – 2.9%
25,315	Garmin Ltd.	3,337,783
	Industrial Conglomerates – 1.5%
4,157	Roper Technologies, Inc.	1,676,684
	Insurance – 1.8%
16,711	Arthur J. Gallagher & Co.	2,085,031
	Interactive Media & Services – 3.1%
1,698	Alphabet, Inc., Class A (a)	3,502,159
Shares	Description	Value

	Internet & Direct Marketing Retail – 2.6%
937	Amazon.com, Inc. (a)	$2,899,153
	IT Services – 4.7%
5,098	Accenture PLC, Class A	1,408,323
36,984	Black Knight, Inc. (a)	2,736,446
5,566	Visa, Inc., Class A	1,178,489
		5,323,258
	Life Sciences Tools & Services – 11.6%
24,786	Agilent Technologies, Inc.	3,151,292
7,851	Bio-Techne Corp.	2,998,532
1,512	Mettler-Toledo International, Inc. (a)	1,747,403
18,988	PerkinElmer, Inc.	2,435,971
6,167	Thermo Fisher Scientific, Inc.	2,814,496
		13,147,694
	Machinery – 7.9%
25,492	Graco, Inc.	1,825,737
13,160	IDEX Corp.	2,754,651
5,566	Illinois Tool Works, Inc.	1,232,981
30,829	Toro (The) Co.	3,179,703
		8,993,072
	Media – 6.8%
5,133	Charter Communications, Inc., Class A (a)	3,167,164
20,295	Liberty Broadband Corp., Class A (a)	2,945,819
31,380	New York Times (The) Co., Class A	1,588,455
		7,701,438
	Multiline Retail – 5.7%
16,309	Dollar General Corp.	3,304,529
16,012	Target Corp.	3,171,497
		6,476,026
	Personal Products – 1.7%
6,508	Estee Lauder (The) Cos., Inc., Class A	1,892,852
	Pharmaceuticals – 2.0%
14,643	Zoetis, Inc.	2,305,980
	Professional Services – 2.2%
14,177	Verisk Analytics, Inc.	2,504,934
	Road & Rail – 2.7%
9,274	JB Hunt Transport Services, Inc.	1,558,681
6,320	Old Dominion Freight Line, Inc.	1,519,391
		3,078,072
	Software – 2.8%
7,362	Tyler Technologies, Inc. (a)	3,125,390

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods – 1.1%
9,757	NIKE, Inc., Class B	$1,296,608
	Trading Companies & Distributors – 6.2%
51,071	Fastenal Co.	2,567,850
12,464	Watsco, Inc.	3,249,988
3,045	WW Grainger, Inc.	1,220,832
		7,038,670
	Wireless Telecommunication Services – 1.6%
14,835	T-Mobile US, Inc. (a)	1,858,677
	Total Common Stocks	111,684,571
	(Cost $100,422,850)
REAL ESTATE INVESTMENT TRUSTS – 1.7%
	Equity Real Estate Investment Trusts – 1.7%
14,109	Extra Space Storage, Inc.	1,870,148
	(Cost $1,568,758)
	Total Investments – 100.0%	113,554,719
	(Cost $101,991,608) (b)
	Net Other Assets and Liabilities – 0.0%	9,139
	Net Assets – 100.0%	$113,563,858

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,133,487 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $570,376. The net unrealized appreciation was $11,563,111.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 111,684,571	$ 111,684,571	$ —	$ —
Real Estate Investment Trusts*	1,870,148	1,870,148	—	—
Total Investments	$ 113,554,719	$ 113,554,719	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.5%
	Beverages – 2.2%
1,682	Diageo PLC	$69,321
	Biotechnology – 1.6%
156	Genmab A.S. (a)	51,326
	Capital Markets – 9.9%
336	Deutsche Boerse AG	55,834
504	Euronext N.V. (b) (c)	50,770
1,252	Hong Kong Exchanges & Clearing Ltd.	73,663
2,282	Japan Exchange Group, Inc.	53,482
61	Partners Group Holding AG	77,900
		311,649
	Chemicals – 2.1%
226	Sika AG	64,561
	Commercial Services & Supplies – 1.8%
8,281	Rentokil Initial PLC (a)	55,300
	Construction & Engineering – 4.3%
2,720	Skanska AB, Class B	68,207
1,768	Taisei Corp.	68,181
		136,388
	Diversified Financial Services – 2.3%
899	Investor AB, Class B	71,686
	Entertainment – 1.8%
104	Nintendo Co., Ltd.	58,056
	Food & Staples Retailing – 1.8%
1,712	Alimentation Couche-Tard, Inc., Class B	55,200
	Food Products – 1.7%
489	Nestle S.A.	54,501
	Health Care Equipment & Supplies – 1.9%
502	Hoya Corp.	58,961
	Household Durables – 2.7%
808	Sony Corp.	84,613
	Household Products – 1.7%
1,689	Essity AB, Class B	53,357
	IT Services – 6.3%
30	Adyen N.V. (a) (b) (c)	66,967
837	CGI, Inc. (a)	69,720
1,970	Nomura Research Institute Ltd.	60,937
		197,624
Shares	Description	Value

	Machinery – 8.9%
1,218	Atlas Copco AB, Class A	$74,139
3,935	Epiroc AB, Class A	89,122
653	Kone OYJ, Class B	53,344
211	Schindler Holding AG	61,973
		278,578
	Marine – 2.6%
285	Kuehne + Nagel International AG	81,325
	Metals & Mining – 2.5%
2,249	BHP Group Ltd.	77,383
	Multiline Retail – 2.2%
1,691	Wesfarmers Ltd.	67,649
	Paper & Forest Products – 2.2%
2,754	Mondi PLC	70,238
	Personal Products – 1.7%
796	Kao Corp.	52,573
	Pharmaceuticals – 10.9%
543	AstraZeneca PLC	54,249
1,424	Chugai Pharmaceutical Co., Ltd.	57,732
811	Novo Nordisk A.S., Class B	54,945
169	Roche Holding AG	54,617
573	Sanofi	56,612
1,194	Shionogi & Co., Ltd.	64,183
		342,338
	Professional Services – 5.8%
22	SGS S.A.	62,405
698	Thomson Reuters Corp.	61,146
673	Wolters Kluwer N.V.	58,498
		182,049
	Road & Rail – 1.9%
517	Canadian National Railway Co.	59,998
	Semiconductors & Semiconductor Equipment – 2.8%
210	Tokyo Electron Ltd.	88,741
	Software – 5.5%
53	Constellation Software, Inc.	74,017
6,275	Sage Group (The) PLC	53,012
371	SAP SE	45,430
		172,459
	Technology Hardware, Storage & Peripherals – 2.4%
720	Logitech International S.A.	75,523
	Textiles, Apparel & Luxury Goods – 4.0%
62	Hermes International	68,636

See Notes to Financial Statements

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
84	Kering S.A.	$57,981
		126,617
	Trading Companies & Distributors – 1.8%
1,746	Bunzl PLC	55,915
	Wireless Telecommunication Services – 2.2%
2,226	KDDI Corp.	68,253
	Total Investments – 99.5%	3,122,182
	(Cost $3,010,241) (d)
	Net Other Assets and Liabilities – 0.5%	15,111
	Net Assets – 100.0%	$3,137,293

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $176,489 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $64,548. The net unrealized appreciation was $111,941.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,122,182	$ 3,122,182	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
Japanese Yen	22.9%
Swiss Franc	17.1
Euro	16.5
British Pound Sterling	11.5
Swedish Krona	11.4
Canadian Dollar	10.2
Australian Dollar	4.6
Danish Krone	3.4
Hong Kong Dollar	2.4
Total	100.0%

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2021 (Unaudited)
	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Indxx Innovative Transaction & Process ETF (LEGR)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
ASSETS:
Investments, at value	$ 36,595,221	$ 82,288,004	$ 229,153,069
Cash	144,544	1,582,298	186,519
Foreign currency	—	432,256	52,047
Receivables:
Dividends	20,421	121,802	258,820
Fund shares sold	—	357	—
Dividend reclaims	87	56,311	41,972
Securities lending income	—	593	2,119
Investment securities sold	—	2,760	93
Total Assets	36,760,273	84,484,381	229,694,639
LIABILITIES:
Payables:
Collateral for securities on loan	—	508,657	3,905,862
Investment advisory fees	12,980	42,291	126,873
Investment securities purchased	—	2,008,921	—
Deferred foreign capital gains tax	—	47,726	—
Total Liabilities	12,980	2,607,595	4,032,735
NET ASSETS	$36,747,293	$81,876,786	$225,661,904
NET ASSETS consist of:
Paid-in capital	$ 32,683,041	$ 73,660,905	$ 172,283,598
Par value	13,000	20,500	43,500
Accumulated distributable earnings (loss)	4,051,252	8,195,381	53,334,806
NET ASSETS	$36,747,293	$81,876,786	$225,661,904
NET ASSET VALUE, per share	$28.27	$39.94	$51.88
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,300,002	2,050,002	4,350,002
Investments, at cost	$34,496,249	$68,821,458	$186,239,244
Foreign currency, at cost (proceeds)	$—	$435,097	$52,162
Securities on loan, at value	$—	$469,701	$3,745,706

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)	First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)	First Trust International Developed Capital Strength ETF (FICS)

$ 20,046,920	$ 113,554,719	$ 3,122,182
18,817	44,522	1,276
—	—	4,348

28,912	22,832	9,971
—	—	—
566	—	1,358
—	—	—
—	—	—
20,095,215	113,622,073	3,139,135

—	—	—
9,318	58,215	1,842
—	—	—
—	—	—
9,318	58,215	1,842
$ 20,085,897	$ 113,563,858	$ 3,137,293

$ 21,215,284	$ 106,335,856	$ 3,008,030
9,000	46,000	1,000
(1,138,387)	7,182,002	128,263
$ 20,085,897	$ 113,563,858	$ 3,137,293
$22.32	$24.69	$31.37
900,002	4,600,002	100,002
$16,377,029	$101,991,608	$3,010,241
$—	$—	$4,361
$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Period Ended March 31, 2021 (Unaudited)
	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Indxx Innovative Transaction & Process ETF (LEGR)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
INVESTMENT INCOME:
Dividends	$ 154,841	$ 490,461	$ 806,158
Interest	1	4	17
Securities lending income (net of fees)	—	3,290	35,730
Foreign withholding tax	(262)	(40,383)	(65,855)
Other	40	—	13
Total investment income	154,620	453,372	776,063
EXPENSES:
Investment advisory fees	43,501	183,132	596,506
Total expenses	43,501	183,132	596,506
NET INVESTMENT INCOME (LOSS)	111,119	270,240	179,557
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(181,577)	(50,691)	(1,332,366)
In-kind redemptions	3,537,585	—	18,196,515
Foreign currency transactions	—	1,070	(3,368)
Net realized gain (loss)	3,356,008	(49,621)	16,860,781
Net change in unrealized appreciation (depreciation) on:
Investments	2,345,712	11,914,765	25,300,678
Foreign currency translation	—	(4,224)	(3,126)
Deferred foreign capital gains tax	—	(47,726)	—
Net change in unrealized appreciation (depreciation)	2,345,712	11,862,815	25,297,552
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,701,720	11,813,194	42,158,333
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 5,812,839	$ 12,083,434	$ 42,337,890

(a)	Inception date is December 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)	First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)	First Trust International Developed Capital Strength ETF (FICS) (a)

$152,596	$453,185	$26,632
1	4	—
—	—	—
—	—	(2,568)
—	19	—
152,597	453,208	24,064

49,499	363,840	6,333
49,499	363,840	6,333
103,098	89,368	17,731

(114,022)	(1,375,273)	3,832
3,799,567	10,172,771	—
—	—	(181)
3,685,545	8,797,498	3,651

2,624,091	2,845,300	111,941
—	—	(90)
—	—	—
2,624,091	2,845,300	111,851
6,309,636	11,642,798	115,502
$6,412,734	$11,732,166	$133,233
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)		First Trust Indxx Innovative Transaction & Process ETF (LEGR)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended 9/30/2020	Six Months Ended 3/31/2021 (Unaudited)	Year Ended 9/30/2020
OPERATIONS:
Net investment income (loss)	$ 111,119	$ 162,281	$ 270,240	$ 453,430
Net realized gain (loss)	3,356,008	(1,190,794)	(49,621)	37,362
Net change in unrealized appreciation (depreciation)	2,345,712	(179,227)	11,862,815	2,606,926
Net increase (decrease) in net assets resulting from operations	5,812,839	(1,207,740)	12,083,434	3,097,718
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(112,980)	(168,006)	(192,295)	(485,781)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	38,648,279	5,819,163	27,705,341	7,989,565
Cost of shares redeemed	(17,650,745)	(1,521,463)	—	(9,369,188)
Net increase (decrease) in net assets resulting from shareholder transactions	20,997,534	4,297,700	27,705,341	(1,379,623)
Total increase (decrease) in net assets	26,697,393	2,921,954	39,596,480	1,232,314
NET ASSETS:
Beginning of period	10,049,900	7,127,946	42,280,306	41,047,992
End of period	$36,747,293	$10,049,900	$81,876,786	$42,280,306
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	550,002	350,002	1,350,002	1,400,002
Shares sold	1,400,000	300,000	700,000	250,000
Shares redeemed	(650,000)	(100,000)	—	(300,000)
Shares outstanding, end of period	1,300,002	550,002	2,050,002	1,350,002

(a)	Inception date is December 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)		First Trust Dorsey Wright Momentum & Value ETF (DVLU)		First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)		First Trust International Developed Capital Strength ETF (FICS)
Six Months Ended 3/31/2021 (Unaudited)	Year Ended 9/30/2020	Six Months Ended 3/31/2021 (Unaudited)	Year Ended 9/30/2020	Six Months Ended 3/31/2021 (Unaudited)	Year Ended 9/30/2020	Period Ended 3/31/2021 (Unaudited) (a)

$ 179,557	$ 133,687	$ 103,098	$ 263,118	$ 89,368	$ 1,270,511	$ 17,731
16,860,781	284,158	3,685,545	(4,306,138)	8,797,498	(7,723,375)	3,651
25,297,552	19,323,739	2,624,091	442,804	2,845,300	1,459,243	111,851
42,337,890	19,741,584	6,412,734	(3,600,216)	11,732,166	(4,993,621)	133,233

(186,850)	(123,270)	(92,340)	(275,921)	(96,690)	(1,537,266)	(4,970)

104,710,760	52,562,180	19,427,523	13,377,808	64,267,019	161,964,199	3,009,030
(41,748,538)	(13,075,070)	(19,982,206)	(14,632,747)	(87,012,663)	(161,928,165)	—
62,962,222	39,487,110	(554,683)	(1,254,939)	(22,745,644)	36,034	3,009,030
105,113,262	59,105,424	5,765,711	(5,131,076)	(11,110,168)	(6,494,853)	3,137,293

120,548,642	61,443,218	14,320,186	19,451,262	124,674,026	131,168,879	—
$225,661,904	$ 120,548,642	$ 20,085,897	$ 14,320,186	$ 113,563,858	$ 124,674,026	$ 3,137,293

3,100,002	1,950,002	950,002	1,050,002	5,550,002	5,750,002	—
2,050,000	1,550,000	1,050,000	800,000	2,700,000	7,450,000	100,002
(800,000)	(400,000)	(1,100,000)	(900,000)	(3,650,000)	(7,650,000)	—
4,350,002	3,100,002	900,002	950,002	4,600,002	5,550,002	100,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended		Period Ended 9/30/2018 (a)
		9/30/2020	9/30/2019
Net asset value, beginning of period	$ 18.27	$ 20.37	$ 21.28	$ 19.94
Income from investment operations:
Net investment income (loss)	0.16	0.33	0.35	0.26
Net realized and unrealized gain (loss)	10.01	(2.08)	(0.92)	1.31
Total from investment operations	10.17	(1.75)	(0.57)	1.57
Distributions paid to shareholders from:
Net investment income	(0.17)	(0.35)	(0.34)	(0.23)
Net asset value, end of period	$28.27	$18.27	$20.37	$21.28
Total return (b)	55.82%	(8.56)%	(2.59)%	7.92%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 36,747	$ 10,050	$ 7,128	$ 4,257
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.53% (c)	1.83%	1.95%	1.49% (c)
Portfolio turnover rate (d)	98%	76%	78%	72%

(a)	Inception date is November 1, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended		Period Ended 9/30/2018 (a)
		9/30/2020	9/30/2019
Net asset value, beginning of period	$ 31.32	$ 29.32	$ 30.31	$ 29.99
Income from investment operations:
Net investment income (loss)	0.17	0.35	0.59	0.26
Net realized and unrealized gain (loss)	8.57	2.02	(0.93)	0.29
Total from investment operations	8.74	2.37	(0.34)	0.55
Distributions paid to shareholders from:
Net investment income	(0.12)	(0.37)	(0.65)	(0.23)
Net asset value, end of period	$39.94	$31.32	$29.32	$30.31
Total return (b)	27.94%	8.13%	(1.08)%	1.87%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 81,877	$ 42,280	$ 41,048	$ 50,017
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.65%	0.65% (c)
Ratio of net investment income (loss) to average net assets	0.96% (c)	1.12%	1.95%	1.63% (c)
Portfolio turnover rate (d)	24%	25%	35%	53%

(a)	Inception date is January 24, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended		Period Ended 9/30/2018 (a)
		9/30/2020	9/30/2019
Net asset value, beginning of period	$ 38.89	$ 31.51	$ 32.23	$ 29.91
Income from investment operations:
Net investment income (loss)	0.04	0.04	0.17	0.12
Net realized and unrealized gain (loss)	13.00	7.39	(0.75)	2.31
Total from investment operations	13.04	7.43	(0.58)	2.43
Distributions paid to shareholders from:
Net investment income	(0.05)	(0.05)	(0.14)	(0.11)
Net asset value, end of period	$51.88	$38.89	$31.51	$32.23
Total return (b)	33.54%	23.60%	(1.81)%	8.15%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 225,662	$ 120,549	$ 61,443	$ 32,226
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.65%	0.65% (c)
Ratio of net investment income (loss) to average net assets	0.20% (c)	0.15%	0.68%	0.62% (c)
Portfolio turnover rate (d)	20%	34%	43%	67%

(a)	Inception date is February 21, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended		Period Ended 9/30/2018 (a)
		9/30/2020	9/30/2019
Net asset value, beginning of period	$ 15.07	$ 18.52	$ 19.46	$ 19.98
Income from investment operations:
Net investment income (loss)	0.11	0.25	0.33	0.02
Net realized and unrealized gain (loss)	7.24	(3.44)	(0.94)	(0.54)
Total from investment operations	7.35	(3.19)	(0.61)	(0.52)
Distributions paid to shareholders from:
Net investment income	(0.10)	(0.26)	(0.33)	—
Net asset value, end of period	$22.32	$15.07	$18.52	$19.46
Total return (b)	48.84%	(17.19)%	(3.04)%	(2.60)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 20,086	$ 14,320	$ 19,451	$ 13,625
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.25% (c)	1.56%	2.01%	3.61% (c)
Portfolio turnover rate (d)	131%	205%	152%	0%

(a)	Inception date is September 5, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
	Six Months Ended 3/31/2021 (Unaudited)	Year Ended		Period Ended 9/30/2018 (a)
		9/30/2020	9/30/2019
Net asset value, beginning of period	$ 22.46	$ 22.81	$ 19.94	$ 19.97
Income from investment operations:
Net investment income (loss)	0.02	0.28	0.29	0.03
Net realized and unrealized gain (loss)	2.23	(0.30)	2.85	(0.06)
Total from investment operations	2.25	(0.02)	3.14	(0.03)
Distributions paid to shareholders from:
Net investment income	(0.02)	(0.33)	(0.27)	—
Net asset value, end of period	$24.69	$22.46	$22.81	$19.94
Total return (b)	10.02%	0.03%	15.93%	(0.15)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 113,564	$ 124,674	$ 131,169	$ 13,960
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	0.15% (c)	1.21%	2.37%	3.81% (c)
Portfolio turnover rate (d)	59%	187%	81%	0%

(a)	Inception date is September 5, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust International Developed Capital Strength ETF (FICS)
Period Ended 3/31/2021 (a) (Unaudited)
Net asset value, beginning of period	$ 30.09
Income from investment operations:
Net investment income (loss)	0.18
Net realized and unrealized gain (loss)	1.15
Total from investment operations	1.33
Distributions paid to shareholders from:
Net investment income	(0.05)
Net asset value, end of period	$31.37
Total return (b)	4.42%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,137
Ratio of total expenses to average net assets	0.70% (c)
Ratio of net investment income (loss) to average net assets	1.96% (c)
Portfolio turnover rate (d)	0%

(a)	Inception date is December 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty-one exchange-traded funds that are offering shares. This report covers the six funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).
First Trust SMID Cap Rising Dividend Achievers ETF – (ticker “SDVY”)
First Trust Indxx Innovative Transaction & Process ETF – (ticker “LEGR”)
First Trust Nasdaq Artificial Intelligence and Robotics ETF – (ticker “ROBT”)
First Trust Dorsey Wright Momentum & Value ETF – (ticker “DVLU”)
First Trust Dorsey Wright Momentum & Low Volatility ETF – (ticker “DVOL”)
First Trust International Developed Capital Strength ETF – (ticker “FICS”)
Each of DVLU, DVOL and FICS operates as a non-diversified series of the Trust. By operation of law, each of SDVY, LEGR and ROBT now operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust SMID Cap Rising Dividend Achievers ETF	Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index
First Trust Indxx Innovative Transaction & Process ETF	Indxx Blockchain Index
First Trust Nasdaq Artificial Intelligence and Robotics ETF	Nasdaq CTA Artificial Intelligence and Robotics IndexSM
First Trust Dorsey Wright Momentum & Value ETF	Dorsey Wright Momentum Plus Value Index
First Trust Dorsey Wright Momentum & Low Volatility ETF	Dorsey Wright Momentum Plus Low Volatility Index
First Trust International Developed Capital Strength ETF	The International Developed Capital Strength IndexSM
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2021, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. During the six-months ended March 31, 2021, LEGR and ROBT participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended March 31, 2021, were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of March 31, 2021.
G. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense, and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2020, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust SMID Cap Rising Dividend Achievers ETF	$ 168,006	$ —	$ —
First Trust Indxx Innovative Transaction & Process ETF	485,781	—	—
First Trust Nasdaq Artificial Intelligence and Robotics ETF	123,270	—	—
First Trust Dorsey Wright Momentum & Value ETF	275,921	—	—
First Trust Dorsey Wright Momentum & Low Volatility ETF	1,537,266	—	—
As of September 30, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust SMID Cap Rising Dividend Achievers ETF	$ 6,823	$ (1,261,317)	$ (394,113)
First Trust Indxx Innovative Transaction & Process ETF	27,536	(4,530,587)	807,293
First Trust Nasdaq Artificial Intelligence and Robotics ETF	156,520	(3,637,596)	14,664,842
First Trust Dorsey Wright Momentum & Value ETF	14,942	(8,508,324)	1,034,601
First Trust Dorsey Wright Momentum & Low Volatility ETF	270	(13,161,705)	8,707,961
H. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019 and 2020 remain open to federal and state audit. As of March 31, 2021, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
Non-Expiring Capital Loss Carryforward
First Trust SMID Cap Rising Dividend Achievers ETF	$ 1,261,317
First Trust Indxx Innovative Transaction & Process ETF	4,530,587
First Trust Nasdaq Artificial Intelligence and Robotics ETF	3,637,596
First Trust Dorsey Wright Momentum & Value ETF	8,508,324
First Trust Dorsey Wright Momentum & Low Volatility ETF	13,161,705
I. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Nasdaq, Inc. and with Indxx, LLC (individually, the “Licensor” and collectively “Licensors”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit, licensing, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses (if any), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses which are paid by each respective Fund. SDVY, DVLU and DVOL have each agreed to pay First Trust an annual unitary management fee equal to 0.60% of their average daily net assets. LEGR and ROBT have each agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. FICS has agreed to pay First Trust an annual unitary management fee equal to 0.70% of its average daily net assets. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust SMID Cap Rising Dividend Achievers ETF	$ 15,515,918	$ 15,533,472
First Trust Indxx Innovative Transaction & Process ETF	15,700,391	12,378,905
First Trust Nasdaq Artificial Intelligence and Robotics ETF	41,770,355	35,161,715
First Trust Dorsey Wright Momentum & Value ETF	21,157,503	21,120,801
First Trust Dorsey Wright Momentum & Low Volatility ETF	71,295,903	71,264,306
First Trust International Developed Capital Strength ETF	25,690	4,183

For the six months ended March 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust SMID Cap Rising Dividend Achievers ETF	$ 38,517,864	$ 17,645,121
First Trust Indxx Innovative Transaction & Process ETF	24,617,458	—
First Trust Nasdaq Artificial Intelligence and Robotics ETF	97,408,825	41,406,226
First Trust Dorsey Wright Momentum & Value ETF	19,413,493	20,020,175
First Trust Dorsey Wright Momentum & Low Volatility ETF	64,245,063	86,958,494
First Trust International Developed Capital Strength ETF	2,984,902	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2022 for SDVY, LEGR, ROBT, DVLU, and DVOL, and December 14, 2022 for FICS.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Other Matters
By operation of law, each of SDVY, LEGR and ROBT now operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Schedule of Investments.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 7, 2021
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 7, 2021

* Print the name and title of each signing officer under his or her signature.